Document and Entity Information	6 Months Ended
Jun. 30, 2012
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	true
AmendmentDescription	The registrants hereby amend this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrants shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Document Period End Date	Jun 30, 2012
Entity Registrant Name	Emdeon Inc.
Entity Central Index Key	0001444598
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Common Stock, Class A
Current assets:
Cash and cash equivalents	$ 52,388	$ 37,925	$ 99,188
Accounts receivable, net of allowance for doubtful accounts	192,036	188,960	174,191
Deferred income tax assets	5,088	5,862	7,913
Prepaid expenses and other current assets	20,994	16,926	25,020
Total current assets	270,506	249,673	306,312
Property and equipment, net	276,809	277,768	231,307
Goodwill	1,482,878	1,443,574	908,310
Intangible assets, net	1,786,498	1,821,897	1,035,886
Other assets, net	31,791	39,403	9,750
Total assets	3,848,482	3,832,315	2,491,565
Current liabilities:
Accounts payable	11,608	8,827	4,732
Accrued expenses	136,569	132,096	112,245
Deferred revenues	8,664	5,561	12,130
Current portion of long-term debt	16,805	16,034	12,494
Total current liabilities	173,646	162,518	141,601
Long-term debt, excluding current portion	2,007,047	1,945,074	933,749
Deferred income tax liabilities	481,880	502,044	200,357
Tax receivable agreement obligations to related parties	129,823	117,477	138,533
Other long-term liabilities	3,649	1,413	22,037
Commitments and contingencies
Equity:
Common stock				1
Additional paid-in capital	1,124,351	1,120,676	738,888
Preferred stock (par value, $0.00001), 25,000,000 shares authorized and 0 shares issued and outstanding at December 31, 2010
Accumulated other comprehensive income (loss)	(2,294)	(194)	(2,569)
Retained earnings/Accumulated deficit	(69,620)	(16,693)	53,250
Total equity	1,052,437	1,103,789	1,055,288	1
Contingent consideration			1,955
Emdeon Inc. equity		1,103,789	791,525
Noncontrolling interest			263,763
Total liabilities and equity	$ 3,848,482	$ 3,832,315	$ 2,491,565

Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Common Stock, Class A	Dec. 31, 2010 Predecessor Common Stock, Class B
Allowance for doubtful accounts	$ 4,243	$ 1,201	$ 5,394
Common stock, par value	$ 0.01	$ 0.01		$ 0.00001	$ 0.00001
Common stock, shares authorized	100	100		400,000,000	52,000,000
Common stock, shares issued		100
Common stock, shares outstanding	100	100		91,064,486	24,689,142
Preferred stock, par value			$ 0.00001
Preferred stock, shares authorized			25,000,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0

Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenue	$ 190,384	$ 294,468	$ 580,503		$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	117,421	182,565	357,756		173,373	342,026	572,541	612,367	562,636
Development and engineering	5,153	7,971	16,252		8,145	16,130	26,090	30,638	30,539
Sales, marketing, general and administrative	21,778	37,184	72,072		34,095	67,263	111,463	116,947	118,996
Depreciation and amortization	29,094	46,626	91,782		38,934	76,956	128,761	124,721	105,321
Accretion	2,459	8,579	12,346
Transaction related costs	17,857						66,625
Operating income (loss)	(3,378)	11,543	30,295		27,563	51,235	23,784	117,479	100,956
Interest expense, net	29,343	42,902	88,641		12,650	25,275	43,201	61,017	70,171
Loss on extinguishment of debt		21,853	21,853
Other income, net	(5,843)				(2,235)	(3,638)	(8,036)	(9,284)	(519)
Income (loss) before income tax provision (benefit)	(26,878)	(53,212)	(80,199)		17,148	29,598	(11,381)	65,746	31,304
Income tax provision (benefit)	(10,185)	(17,820)	(27,272)	13,095	7,920	13,095	8,201	32,579	17,301
Net income (loss)	(16,693)	(35,392)	(52,927)		9,228	16,503	(19,582)	33,167	14,003
Net income attributable to noncontrolling interest					3,427	6,309	5,109	13,621	4,422
Net income (loss) attributable to Emdeon Inc.	$ (16,693)	$ (35,392)	$ (52,927)		$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Net income (loss)	$ (16,693)	$ (35,392)	$ (52,927)	$ 9,228	$ 16,503	$ (19,582)	$ 33,167	$ 14,003
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes		(4,192)	(2,334)				5,841	8,688
Other comprehensive income amortization, net of taxes				832	1,643	2,762	5,062	6,985
Foreign currency translation adjustment	(194)	40	234	3	(5)	101	91	25
Other comprehensive income (loss)	(194)	(4,152)	(2,100)	835	1,638	2,863	10,994	15,698
Total comprehensive income (loss)	(16,887)	(39,544)	(55,027)	10,063	18,141	(16,719)	44,161	29,701
Comprehensive income (loss) attributable to non-controlling interest				3,606	6,658	(5,719)	(15,979)	(7,917)
Comprehensive income (loss) attributable to Emdeon Inc.	$ (16,887)	$ (39,544)	$ (55,027)	$ 6,457	$ 11,483	$ (22,438)	$ 28,182	$ 21,784

Condensed Consolidated Statements of Equity (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Common Stock, Class A	Predecessor USD ($)	Predecessor Common Stock, Class A USD ($)	Predecessor Common Stock, Class B	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Predecessor USD ($)	Contingent Consideration Predecessor USD ($)	Retained Earnings USD ($)	Retained Earnings Predecessor USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	Accumulated Other Comprehensive Income (Loss) Predecessor USD ($)	Non- Controlling Interest Predecessor USD ($)
Balance at Dec. 31, 2008			$ 878,153	$ 1			$ 670,702			$ 24,123		$ (23,195)	$ 206,522
Balance, shares at Dec. 31, 2008				77,413,610	22,586,390
Reclassification of liability awards to equity awards			26,731				20,548						6,183
Equity compensation expense			7,315				5,784						1,531
Issuance of shares in connection with equity compensation plans, net of taxes			(8,460)				14,062					(468)	(22,054)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				435,331
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.			23,529				3,504					318	19,707
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares					1,850,000
Issuance/Exchange of Units of EBS Master to members of management, net of taxes			6,741				(11,899)					394	18,246
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares					2,537,325
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes			4,149				21,968					(376)	(17,443)
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes, shares				1,850,000	(1,850,000)
Issuance of Class A shares in connection with IPO (includes costs paid in 2008)			144,915				144,915
Issuance of Class A shares in connection with IPO (includes costs paid in 2008), shares				10,725,000
Repurchase of units of EBS Master issued to members of management, net of taxes			(4,681)				(1,107)					(74)	(3,500)
Repurchase of units of EBS Master issued to members of management, net of taxes, shares					(370,760)
Contribution of data sublicense intangible to EBS Master			3,440				(5,872)						9,312
Other			(231)				(231)
Adjustment to tax receivable agreements with related parties, net of taxes			(131,433)				(131,433)
Net income (loss)			14,003							9,581			4,422
Foreign currency translation adjustment			25									17	8
Other comprehensive income amortization, net of taxes			6,985									5,431	1,554
Change in the fair value of interest rate swap, net of taxes			8,688									6,755	1,933
Balance at Dec. 31, 2009			979,869	1			730,941			33,704		(11,198)	226,421
Balance, shares at Dec. 31, 2009				90,423,941	24,752,955
Equity compensation expense			17,721				14,093						3,628
Issuance of shares in connection with equity compensation plans, net of taxes			444				983					(2)	(537)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				242,158
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.			7,037				4,369	1,955				(7)	720
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares				361,558
Issuance/Exchange of Units of EBS Master to members of management, net of taxes			82				425					(4)	(339)
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares				36,829	(36,829)
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes							425
Cancellation of Class B common stock, net of taxes			(72)				127					(2)	(197)
Cancellation of Class B common stock, net of taxes, shares					(26,984)
Contribution of data sublicense intangible to EBS Master			502				(856)						1,358
Other			50				50
Capital contribution to EBS Master			6,315				(10,777)						17,092
Transactions with noncontrolling interest			(821)				(467)					8	(362)
Net income (loss)			33,167							19,546			13,621
Foreign currency translation adjustment			91									66	25
Other comprehensive income amortization, net of taxes			5,062									3,979	1,083
Change in the fair value of interest rate swap, net of taxes			5,841									4,591	1,250
Balance at Dec. 31, 2010			1,055,288	1			738,888	1,955		53,250		(2,569)	263,763
Balance, shares at Dec. 31, 2010				91,064,486	24,689,142
Equity compensation expense			11,483				9,116						2,367
Issuance of shares in connection with equity compensation plans, net of taxes			1,255				1,590						(335)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				144,096
Adjustment to tax receivable agreements with related parties, net of taxes			(58)				(58)
Net income (loss)			16,503							10,194			6,309
Foreign currency translation adjustment			(5)									(4)	(1)
Other comprehensive income amortization, net of taxes			1,643									1,293	350
Balance at Jun. 30, 2011			1,086,109	1			749,536	1,955		63,444		(1,280)	272,453
Balance, shares at Jun. 30, 2011				91,208,582	24,689,142
Balance at Dec. 31, 2010			1,055,288	1			738,888	1,955		53,250		(2,569)	263,763
Balance, shares at Dec. 31, 2010				91,064,486	24,689,142
Equity compensation expense			54,932				43,525						11,407
Issuance of shares in connection with equity compensation plans, net of taxes			1,218				2,303						(1,085)
Issuance of shares in connection with equity compensation plans, net of taxes, shares				208,399
Adjustment to tax receivable agreements with related parties, net of taxes			(59)				(59)
Adjustment to contingent consideration for stock acquisitions, net of taxes			(2,800)				(845)	(1,955)
Net income (loss)			(19,582)							(24,691)			5,109
Foreign currency translation adjustment			101									80	21
Other comprehensive income amortization, net of taxes			2,762									2,173	589
Comprehensive income:
Elimination of Predecessor equity in connection with merger (see Note 1)			(1,091,860)	(1)			(783,812)			(28,559)		316	(279,804)
Elimination of Predecessor equity in connection with merger (see Note 1), shares				(91,272,885)	(24,689,142)
Balance at Nov. 01, 2011
Balance at Mar. 31, 2011
Net income (loss)			9,228
Foreign currency translation adjustment			3
Other comprehensive income amortization, net of taxes			832
Balance at Jun. 30, 2011			1,086,109					1,955
Balance, shares at Jun. 30, 2011					24,689,142
Balance at Nov. 01, 2011
Successor capital contribution, net	1,120,676					1,120,676
Successor capital contribution, net, shares		100
Net income (loss)	(16,693)								(16,693)
Foreign currency translation adjustment	(194)										(194)
Balance at Dec. 31, 2011	1,103,789					1,120,676			(16,693)		(194)
Balance, shares at Dec. 31, 2011		100
Reclassification of liability awards to equity awards	3,675					3,675
Issuance of shares in connection with equity compensation plans, net of taxes	317					317
Repurchase of Parent common stock	(317)					(317)
Net income (loss)	(52,927)								(52,927)
Foreign currency translation adjustment	234										234
Change in the fair value of interest rate swap, net of taxes	(2,334)										(2,334)
Balance at Jun. 30, 2012	$ 1,052,437					$ 1,124,351			$ (69,620)		$ (2,294)
Balance, shares at Jun. 30, 2012		100

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Operating activities
Net income (loss)	$ (16,693)	$ (52,927)	$ (19,582)	$ 33,167	$ 14,003
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	29,094	91,782	128,761	124,721	105,321
Equity compensation expense			54,932	17,721	25,415
Deferred income tax expense (benefit)	(6,397)	(28,066)	(15,045)	12,236	(1,248)
Accretion expense	2,459	12,346
Amortization of debt discount and issuance costs	1,642	5,073	11,673	12,911	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss			3,167	5,800	7,970
Change in fair value of interest rate swap (not subject to hedge accounting)	(2,755)		(7,983)	(3,908)
Change in contingent consideration	(5,843)		(8,036)	(9,284)
Loss on extinguishment of debt		18,293
Other	489	227	1,119	419	1,173
Changes in operating assets and liabilities:
Accounts receivable	(13,447)	1,062	660	(2,429)	(2,571)
Prepaid expenses and other	3,126	(3,666)	6,638	(12,552)	4,945
Accounts payable	(2,912)	3,231	8,505	(7,499)	4,731
Accrued expenses, deferred revenue and other liabilities	(17,544)	7,138	47,613	451	(9,234)
Tax receivable agreement obligations to related parties		(114)	(3,519)	95	299
Net cash provided by (used in) operating activities	(28,781)	54,379	208,903	171,849	162,751
Investing activities
Purchases of property and equipment	(8,279)	(27,430)	(51,902)	(79,988)	(48,292)
Payments for acquisitions, net of cash acquired		(59,013)	(39,422)	(251,464)	(76,250)
Purchase of Emdeon Inc.	(1,943,218)
Other				(3,000)	1,300
Net cash provided by (used in) investing activities	(1,951,497)	(86,443)	(91,324)	(334,452)	(123,242)
Financing activities
Proceeds from issuance of stock	863,245			306	147,964
Proceeds from Term Loan Facility	1,185,114	70,351
Proceeds from Revolving Facility	25,000
Proceeds from Senior Notes	729,375
Payments on Revolving Facility	(10,000)				(10,000)
Payment of debt issue costs	(35,901)
Proceeds from incremental term loan				97,982
Debt principal payments	(942,138)	(6,312)	(10,128)	(11,423)	(29,203)
Repayment of assumed debt obligations				(35,254)	(200)
Payments on revolver		(15,000)
Payment of loan costs		(2,060)
Repurchase of Parent common stock		(317)
Other	(2,868)	(135)	(263)	(1,819)	(7,549)
Net cash provided by (used in) financing activities	1,811,827	46,527	(10,391)	49,792	101,012
Net increase (decrease) in cash and cash equivalents	(168,451)	14,463	107,188	(112,811)	140,521
Cash and cash equivalents at beginning of period	206,376	37,925	99,188	211,999	71,478
Cash and cash equivalents at end of period	37,925	52,388	206,376	99,188	211,999
Supplemental disclosures of cash flow information
Cash paid for interest	16,959		35,119	42,955	49,649
Cash paid during the period for income taxes	4,392		5,554	26,126	21,087
Execution of tax receivable agreements:
Additional paid in capital					141,745
Tax receivable agreement obligations to related parties					141,745
Acquisition of certain data rights:
Intangible assets				6,341	37,606
Current portion of long-term debt				608	3,078
Long-term debt				$ 5,733	$ 34,528

Nature of Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Nature of Business and Organization

1. Nature of Business and Organization

Nature of Business

Emdeon Inc. (the “Company”), through its subsidiaries, is a provider of revenue and payment cycle management and clinical information exchange solutions, connecting payers, providers and patients of the U.S. healthcare system. The Company’s product and service offerings integrate and automate key business and administrative functions for healthcare payers and healthcare providers throughout the patient encounter, including pre-care patient eligibility and benefits verification and enrollment, clinical exchange capabilities, claims management and adjudication, payment integrity, payment distribution, payment posting and denial management and patient billing and payment processing.

Organization

The Company was formed as a Delaware limited liability company in September 2006 and converted into a Delaware corporation in September 2008 in anticipation of the Company’s August 2009 initial public offering (the “IPO”).

On August 3, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Beagle Parent Corp. (“Parent”) and Beagle Acquisition Corp. (“Merger Sub”), an indirect wholly-owned subsidiary of Parent. At a special meeting of stockholders held on November 1, 2011, the Company’s stockholders voted to approve the transactions contemplated by the Merger Agreement. On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the merger (the “Merger”). Subsequent to the Merger, the Company became an indirect wholly-owned subsidiary of Parent, which is controlled by affiliates of The Blackstone Group L.P. (“Blackstone”). As a result of the consummation of the Merger, each share of Class A common stock, par value $0.00001 (“Class A common stock”) and Class B common stock, par value $0.00001 (“Class B common stock”), of the Company, other than (i) shares owned by the Company and its wholly-owned subsidiaries and (ii) shares owned by Parent and its subsidiaries, including shares and other equity contributed by certain rollover investors in connection with the Merger, was cancelled and/or converted into the right to receive $19.00 in cash, without interest and less any applicable withholding taxes.

The Merger was financed as follows (the following transactions, together with the Merger, are sometimes referred to as the “2011 Transactions”):

•	Cash held by the Company at closing;
•	$1.224 billion new senior secured term loan credit facility;
•	$125.0 million new senior secured revolving credit facility;
•	$375.0 million senior notes due 2019;
•	$375.0 million senior notes due 2020;
•	$966.0 million cash capital contribution from the Company’s new equity investors;
•

Contribution by affiliates of Hellman and Friedman (“H&F”) of shares of Class A common stock and membership interests in EBS Master LLC (“EBS Master”) in exchange for shares of common stock of Parent; and

•

Contribution by certain of our senior management team members of a limited number of stock options to acquire shares of Class A common stock in exchange for stock options to acquire shares of common stock of Parent.

Immediately following the Merger, the Company repaid all amounts due under the Company’s prior credit agreements and terminated its prior interest rate swap agreement with the proceeds from the 2011 Transactions.

As a result of the Merger and the change in the basis of the Company’s assets and liabilities, periods prior to the Merger are referred to as “Predecessor” and periods after the Merger are referred to as “Successor”. Because of this change in basis, the Predecessor and Successor period financial statements are not comparable.

1. Nature of Business and Organization

Nature of Business

Emdeon Inc. (the “Company”), through its subsidiaries, is a provider of revenue and payment cycle management and clinical information exchange solutions, connecting payers, providers and patients of the U.S. healthcare system. The Company’s product and service offerings integrate and automate key business and administrative functions for healthcare payers and healthcare providers throughout the patient encounter, including pre-care patient eligibility and benefits verification and enrollment, clinical exchange capabilities, claims management and adjudication, payment integrity, payment distribution, payment posting and denial management and patient billing and payment processing.

Organization

The Company was formed as a Delaware limited liability company in September 2006 and converted into a Delaware corporation in September 2008 in anticipation of the Company’s August 2009 initial public offering (the “IPO”).

On August 3, 2011, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Beagle Parent Corp. (“Parent”) and Beagle Acquisition Corp. (“Merger Sub”), an indirect wholly-owned subsidiary of Parent. At a special meeting of stockholders held on November 1, 2011, the Company’s stockholders voted to approve the transactions contemplated by the Merger Agreement. On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the merger (the “Merger”). Subsequent to the Merger, the Company became an indirect wholly-owned subsidiary of Parent, which is controlled by affiliates of The Blackstone Group L.P. (“Blackstone”). As a result of the consummation of the Merger, each share of Class A common stock, par value $0.00001 (“Class A common stock”), and Class B common stock, par value $0.00001 (“Class B common stock”), of the Company, other than (i) shares owned by the Company and its wholly-owned subsidiaries and (ii) shares owned by Parent and its subsidiaries, including shares and other equity contributed by certain rollover investors in connection with the Merger, was cancelled and/or converted into the right to receive $19.00 in cash, without interest and less any applicable withholding taxes.

The Merger was financed as follows (the following transactions, together with the Merger, are sometimes referred to as the “2011 Transactions”):

•	Cash held by the Company at closing;
•	$1.224 billion new senior secured term loan credit facility;
•	$125.0 million new senior secured revolving credit facility;
•	$375.0 million senior notes due 2019;
•	$375.0 million senior notes due 2020;
•	$966.0 million cash capital contribution from the Company’s new equity investors;
•

Contribution by affiliates of Hellman and Friedman (“H&F”) of shares of Class A common stock and membership interests in EBS Master LLC (“EBS Master”) in exchange for shares of common stock of Parent; and

•

Contribution by certain of our senior management team members of a limited number of stock options to acquire shares of Class A common stock in exchange for stock options to acquire shares of common stock of Parent.

Immediately following the Merger, we repaid all amounts due under the Company’s prior credit agreements and terminated our prior interest rate swap agreement with the proceeds from the 2011 Transactions.

The following transaction-related costs were incurred as a result of the 2011 Transactions and are included in the accompanying consolidated statements of operations for the respective periods indicated.

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011
Accelerated vesting of equity compensation	$—	$35,285
Professional and other advisory fees	—	27,573
Expenses incurred in connection with the refinancing of existing debt	16,857	—
Transaction-related bonuses and severance	1,000	3,767

Total	$17,857	$66,625

As a result of the Merger and the change in the basis of the Company’s assets and liabilities, periods prior to the Merger are referred to as “Predecessor” and periods after the Merger are referred to as “Successor”. Because of this change in basis, the Predecessor and Successor period financial statements are not comparable.

Basis of Presentation and Summary of Significant New Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant New Accounting Policies

2. Basis of Presentation and Summary of Significant New Accounting Policies

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X and, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of results for the unaudited interim periods presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. The results of operations for the interim period are not necessarily indicative of the results to be obtained for the full fiscal year. All material intercompany accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Recent Accounting Pronouncements

On January 1, 2011, the Company adopted FASB Accounting Standards Update No. 2009-13, an update to FASB ASC Revenue Recognition Topic, which amends existing accounting standards for revenue recognition for multiple-element arrangements. To the extent a deliverable within a multiple-element arrangement is not accounted for pursuant to other accounting standards, the update establishes a selling price hierarchy that allows for the use of an estimated selling price to determine the allocation of arrangement consideration to a deliverable in a multiple-element arrangement where neither vendor-specific objective evidence nor third-party evidence is available for that deliverable. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On October 1, 2011, the Company adopted FASB ASU No. 2011-08, an update to FASB ASC Intangibles—Goodwill and Other Topic, which amends the existing accounting standards related to the method of assessing goodwill for potential impairment. Specifically, this update limits the requirement for a company to perform a quantitative goodwill impairment test to situations in which management believes it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On December 31, 2011, the Company retroactively adopted FASB ASU No. 2011-05, an update to FASB ASC Comprehensive Income Topic, which amends the existing accounting standards related to the presentation of comprehensive income in a company’s financial statements. This update requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two statement approach, the first statement would present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. Under either presentation alternative, reclassification adjustments and the effect of those adjustments on net income and other comprehensive income must be presented in the respective statement or statements, as applicable. The Company elected to add a separate statement of comprehensive income (loss) in the accompanying consolidated financial statements to comply with this update; however, the adoption of the provisions of this update had no material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, which defers the effective date for the requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both income and other comprehensive income on the face of the financial statements. The Company does not expect the adoption of this update to have a material impact on the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted FASB Accounting Standards Update No. 2011-04, an update to FASB ASC Fair Value Measurements Topic, which clarifies the intent of the FASB regarding existing requirements, changes certain principles for measuring fair value and expands the disclosure requirements related to fair value measurements. Specifically, this update expands the restriction on the use of block discounts to all fair value measurements and provides conditions which must be satisfied prior to the application of other premiums and discounts (e.g., control premiums and discounts for lack of marketability) to fair value measurements. Additionally, this update requires the disclosure of quantitative information about significant unobservable inputs, the valuation processes in place for Level 3 measurements, the sensitivity of fair value measurements to changes in unobservable inputs, the hierarchy classification for assets and liabilities whose fair value is disclosed only in footnotes, any transfers between Level 1 and Level 2 of the fair value hierarchy and the reason nonfinancial assets measured at fair value are being used in a manner that differs from the highest and best use. The adoption of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented in Note 8 to the accompanying consolidated financial statements.

2. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include all subsidiaries and entities that are controlled by the Company. The results of operations for companies acquired are included in the consolidated financial statements from the effective date of acquisition. All material intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Reclassifications

Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.

Noncontrolling Interest

For periods prior to the Merger, noncontrolling interest represents the noncontrolling stockholders’ proportionate share of equity and net income of EBS Master, a former majority owned subsidiary of the Company that became wholly-owned as a result of the 2011 Transactions.

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors and various other assumptions that the Company believes are necessary to consider in order to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of revenue and expenses and disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic, environmental and political factors and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in the reported results of operations; and if material, the effects of changes in estimates are disclosed in the notes to the consolidated financial statements. Estimates and assumptions by management affect: the allowance for doubtful accounts; the fair value assigned to assets acquired and liabilities assumed in business combinations; tax receivable agreement obligations; the fair value of interest rate swap obligations; contingent consideration; the carrying value of long-lived assets (including goodwill and intangible assets); the amortization period of long-lived assets (excluding goodwill); the carrying value, capitalization and amortization of software development costs; the provision and benefit for income taxes and related deferred tax accounts; certain accrued expenses; revenue recognition; contingencies; and the value attributed to equity awards.

Business Combinations

The Company allocates the consideration transferred (i.e. purchase price) in a business combination to the acquired business’ identifiable assets, liabilities and noncontrolling interests at their acquisition date fair value. The excess of the consideration transferred over the amount allocated to the identifiable assets and liabilities and noncontrolling interest, if any, is recorded as goodwill. Any excess of the fair value of the identifiable assets acquired and liabilities assumed over the consideration transferred, if any, is generally recognized within earnings as of the acquisition date.

The fair value of the consideration transferred, assets, liabilities and noncontrolling interests is estimated based on one or a combination of income, costs or market approaches as determined based on the nature of the asset or liability and the level of inputs available to the Company (i.e. quoted prices in an active market, other observable inputs or unobservable inputs). To the extent that the Company’s initial accounting for a business combination is incomplete at the end of a reporting period, provisional amounts are reported for those items which are incomplete. The Company retroactively adjusts such provisional amounts as of the acquisition date once new information is received about facts and circumstances that existed as of the acquisition date.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents.

Allowance for Doubtful Accounts

The allowance for doubtful accounts reflects the Company’s best estimate of losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence.

Software Development Costs

Software development costs that are incurred in the preliminary project stage are expensed as incurred. Once certain criteria have been met, direct costs incurred in developing or obtaining computer software are capitalized. Training and data conversion costs are expensed as incurred. Capitalized software costs are included in property and equipment in the accompanying consolidated balance sheets and are amortized over a three-year period.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The useful lives for newly acquired assets are generally as follows:

Computer equipment	3-5 years

Production equipment	5-7 years

Office equipment, furniture and fixtures	3-7 years

Software	3 years

Technology	6 years

Leasehold improvements	Shorter of useful life or lease term

Expenditures for maintenance, repair and renewals of minor items are expensed as incurred. Expenditures for maintenance, repair and renewals that extend the useful life of an asset are capitalized.

Goodwill and Intangible Assets

Goodwill and intangible assets resulting from the Company’s acquisitions are accounted for using the acquisition method of accounting. Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the related assets generally as follows:

Customer relationships	10 to 20 years

Tradenames	20 years

Data sublicense agreement	6 years

Non-compete agreements	5 years

Backlog	1 to 2 years

The Company qualitatively assesses the carrying value of goodwill as of October 1 of each year to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In such cases, the Company determinates whether potential impairment losses are present by comparing the carrying value of its reporting units to the fair value of its reporting units. If the fair value of the reporting unit is less than the carrying value of the reporting unit, then a hypothetical acquisition method allocation is used to determine the amount of goodwill impairment. The Company recognized no impairment in conjunction with its most recent goodwill impairment analysis.

Long-Lived Assets

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Other Assets

Other assets consist primarily of debt issuance costs, a cost method investment and other miscellaneous items. Debt issuance costs are generally amortized using the effective interest method over the term of the debt. The amortization is included in interest expense in the accompanying consolidated statements of operations.

Derivatives

Derivative financial instruments are used to manage the Company’s interest rate exposure. The Company does not enter into financial instruments for speculative purposes. Derivative financial instruments are accounted for and measured at fair value and recorded on the balance sheet. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction in the same period or periods during which the hedged transaction affects earnings (for example, in “interest expense” when the hedged transactions are interest cash flows associated with floating-rate debt). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in interest expense in current earnings during the period of change.

Equity Compensation

Compensation expense related to the Company’s equity awards is generally recognized on a straight-line basis over the requisite service period. For awards subject to vesting based on performance conditions, however, compensation expense is recognized under the accelerated method. The fair value of the equity awards is determined by use of a Black-Scholes model and assumptions as to expected term, expected volatility, expected dividends and the risk free rate.

Revenue Recognition

The Company generates virtually all of its revenue by providing solutions that automate and simplify business and administrative functions for payers, providers and pharmacies, generally on either a per transaction, per document, per communication or per member per month basis or, in some cases, on a monthly flat fee, contingent fee or hourly basis.

Revenue for transaction-related services, payment services, patient statements and consulting services are recognized as the services are provided. Postage fees related to the Company’s payment services and patient statement volumes are recorded on a gross basis. Revenue for our government eligibility and enrollment and accounts receivable management services generally are recognized at the time that our provider customer receives notice from the payer of a pending payment.

Cash receipts or billings in advance of revenue recognition are recorded as deferred revenues in the accompanying consolidated balance sheets.

The Company excludes sales and use tax from revenue in the accompanying consolidated statements of operations.

Income Taxes

The Company records deferred income taxes for the tax effect of differences between book and tax bases of its assets and liabilities, as well as differences relating to the timing of recognition of income and expenses.

Deferred income taxes reflect the available net operating losses and the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of the future tax benefits related to deferred tax assets is dependent on many factors, including the Company’s past earnings history, expected future earnings, the character and jurisdiction of such earnings, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of its deferred tax assets, carryback and carryforward periods and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset.

The Company recognizes tax benefits for uncertain tax positions at the time the Company concludes that the tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. The benefit, if any, is measured as the largest amount of benefit, determined on a cumulative probability basis that is more likely than not to be realized upon ultimate settlement. Tax positions failing to qualify for initial recognition are recognized in the first subsequent interim period that they meet the more likely than not standard, are resolved through negotiation or litigation with the taxing authority or on expiration of the statute of limitations.

Tax Receivable Agreement Obligations

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including affiliates of General Atlantic LLC (“General Atlantic”), H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with H&F and certain current and former members of management, are hereinafter sometimes referred to collectively as the “TRA Members”).

Prior to the Merger, the Company’s balance sheet reflected these obligations at the amount that was both probable and reasonably estimable. In connection with the Merger, the tax receivable agreement obligations were adjusted to their fair value. The fair value of the obligations at the time of the Merger is being accreted to the amount of the gross expected obligations using the interest method. Changes in the amount of these obligations resulting from changes to either the timing or amount of cash flows are recognized in the period of change and measured using the discount rate inherent in the initial fair value of the obligations. The accretion of these obligations is classified as a separate caption in the accompanying consolidated statements of operations.

Recent Accounting Pronouncements

On January 1, 2010, the Company adopted the clarification and additional disclosure provisions of FASB ASU No. 2010-06, an update to FASB ASC Fair Value Measurements and Disclosures Topic. Effective January 1, 2011, the Company adopted the remaining provisions of this update with respect to the separate disclosure of purchases, sales, issuances and settlements relating to Level 3 fair value measurements. This update clarifies that companies must provide fair value measurement disclosures for each class of assets and liabilities and expands the requirements to include disclosure of amounts and reasons for transfers among different levels within the fair value hierarchy and information within a reconciliation about purchases, sales, issuances and settlements on a gross basis. The adoption of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented within Note 11 to the consolidated financial statements.

On December 31, 2010, the Company early adopted the clarification and additional disclosure provisions of FASB ASU No. 2010-29, an update to FASB ASC Business Combination Topic. This update, which is applicable to public entities, clarifies that required pro forma financial information should be presented with an assumption that any current period acquisition occurred as of the beginning of the comparable prior annual reporting period only. Additionally, this update expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The adoption of the clarification and additional disclosure provisions of this update had no material impact on the Company’s consolidated financial statements. The disclosures required by this update are presented within Note 4 to the consolidated financial statements.

On January 1, 2011, the Company adopted FASB ASU No. 2009-13, an update to FASB ASC Revenue Recognition Topic, which amends existing accounting standards for revenue recognition for multiple-element arrangements. To the extent a deliverable within a multiple-element arrangement is not accounted for pursuant to other accounting standards, the update establishes a selling price hierarchy that allows for the use of an estimated selling price to determine the allocation of arrangement consideration to a deliverable in a multiple-element arrangement where neither vendor-specific objective evidence nor third-party evidence is available for that deliverable. The adoption of this update had no material effect on the Company’s consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-04, an update to FASB ASC Fair Value Measurements Topic, which clarifies the intent of the FASB regarding existing requirements, changes certain principles for measuring fair value and expands the disclosure requirements related to fair value measurements. Specifically, this update expands the restriction on the use of block discounts to all fair value measurements and provides conditions which must be satisfied prior to the application of other premiums and discounts (e.g., control premiums and discounts for lack of marketability) to fair value measurements. Additionally, this update requires the disclosure of quantitative information about significant unobservable inputs, the valuation processes in place for Level 3 measurements, the sensitivity of fair value measurements to changes in unobservable inputs, the hierarchy classification for assets and liabilities whose fair value is disclosed only in footnotes, any transfers between Level 1 and Level 2 of the fair value hierarchy and the reason nonfinancial assets measured at fair value are being used in a manner that differs from the highest and best use. This update becomes effective in periods beginning after December 15, 2011 and is required to be adopted prospectively. Early adoption is not permitted. The Company is currently evaluating the impact that the pending adoption will have on the Company’s fair value measurements and related disclosures in its consolidated financial statements.

On October 1, 2011, the Company adopted FASB ASU No. 2011-08, an update to FASB ASC Intangibles — Goodwill and Other Topic, which amends the existing accounting standards related to the method of assessing goodwill for potential impairment. Specifically, this update limits the requirement for a company to perform a quantitative goodwill impairment test to situations in which management believes it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The adoption of this update had no material effect on the Company’s consolidated financial statements.

On December 31, 2011, Company retroactively adopted FASB ASU No. 2011-05, an update to FASB ASC Comprehensive Income Topic, which amends the existing accounting standards related to the presentation of comprehensive income in a company’s financial statements. This update requires that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two statement approach, the first statement would present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income and the total of comprehensive income. Under either presentation alternative, reclassification adjustments and the effect of those adjustments on net income and other comprehensive income must be presented in the respective statement or statements, as applicable. The Company elected to add a separate statement of comprehensive income (loss) in the accompanying consolidated financial statements to comply with this update; however, the adoption of the provisions of this update had no material impact on the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU No. 2011-12, which defers the effective date for the requirement to present reclassification adjustments for each component of accumulated other comprehensive income in both income and other comprehensive income on the face of the financial statements. The Company does not expect the adoption of this update to have a material impact on the Company’s consolidated financial statements.

Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Concentration of Credit Risk

3. Concentration of Credit Risk

The Company’s revenue is primarily generated in the United States. Changes in economic conditions, government regulations or demographic trends, among other matters, in the United States could adversely affect the Company’s revenue and results of operations.

The Company maintains its cash and cash equivalent balances in either insured depository accounts or money market mutual funds. The money market mutual funds are limited to investments in low-risk securities such as United States or government agency obligations, or repurchase agreements secured by such securities.

3. Concentration of Credit Risk

The Company’s revenue is primarily generated in the United States. Changes in economic conditions, government regulations or demographic trends, among other matters, in the United States could adversely affect the Company’s revenue and results of operations.

The Company maintains its cash and cash equivalent balances in either insured depository accounts or money market mutual funds. The money market mutual funds are limited to investments in low-risk securities such as United States or government agency obligations, or repurchase agreements secured by such securities.

Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations

4. Business Combinations

Successor

In May 2012, the Company acquired all of the equity interests of TC3 Health, Inc. (“TC3”), a technology-enabled provider of cost containment and payment integrity solutions for healthcare payers.

On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the Merger. The Merger was accounted for as a reverse acquisition, and as such, the Company’s assets and liabilities have been adjusted to their fair values as of the Merger date.

In connection with the 2011 Transactions, affiliates of General Atlantic LLC (“General Atlantic”), the majority owner of the Company prior to the 2011 Transactions, assigned its rights under the tax receivable agreements to affiliates of Blackstone. This assignment did not affect the Company’s overall payment obligations under the tax receivable agreements; however, because this assignment involved a transaction among owners apart from the consideration transferred for the shares of the Predecessor, the Company reduced the gross consideration transferred in the Merger by $54,525, the fair value of these rights assigned to affiliates of Blackstone.

Predecessor

In May 2011, the Company acquired all or the equity interests of Equiclaim, LLC (“EquiClaim”), a technology-enabled provider of healthcare audit and recovery solutions.

The following table summarizes certain information related to these acquisitions. The preliminary values of the consideration transferred, assets acquired and liabilities assumed in the TC3 acquisition are subject to the receipt of a final valuation.

	Successor		Predecessor
	TC3	Merger	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$61,351	$1,943,218	$39,758
Parent common stock fair value	—	245,000	—
Parent options fair value	—	4,125	—
Other	444	—	(350)

	$61,795	$2,192,343	$39,408

Allocation of the Consideration Transferred:
Cash	$2,340	$206,376	$—
Accounts receivable	4,138	175,514	1,983
Deferred income tax assets	—	1,739	—
Prepaid expenses and other current assets	155	20,226	74
Property and equipment	10,414	278,122	2,331
Other assets	—	4,205	—
Identifiable intangible assets:
Tradename	530	156,000	160
Noncompetition agreements	1,300	11,500	100
Customer relationships	19,000	1,623,000	14,030
Data sublicense	—	31,000	—
Backlog	—	19,000	3,680
Goodwill	39,622	1,443,574	18,079
Accounts payable	—	(12,346)	(98)
Accrued expenses	(5,568)	(149,480)	(931)
Deferred revenues	—	(4,340)	—
Current maturities of long-term debt	—	(11,861)	—
Long-term debt	—	(960,936)	—
Deferred income tax liabilities	(10,052)	(515,725)	—
Tax receivable obligations to related parties	—	(115,237)	—
Other long-term liabilities	(84)	(7,988)	—

Total consideration transferred	$61,795	$2,192,343	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the three months ended June 30, 2011	$—	$—	$101
For the three months ended June 30, 2012	$182	$—	$—
For the six months ended June 30, 2011	$—	$—	$350
For the six months ended June 30, 2012	$523	$—	$—

	Successor		Predecessor
	TC3	Merger	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	—	245,000	—
Gross contractual accounts receivable	$4,370	$181,398	$2,094
Amount not expected to be collected	$232	$5,884	$111
Goodwill expected to be deductible for tax purposes	$—	$—	$39,483

During the six months ended June 30, 2012, the Company retrospectively adjusted the goodwill balance, as of the Merger, primarily to reflect a change in the valuation of the Company’s tax receivable agreements to related parties and deferred income taxes liabilities that were previously recorded on a provisional basis. The retrospective adjustment resulted in a decrease to goodwill, deferred income tax liabilities and tax receivable obligations to related parties in the consolidated balance sheet as of December 31, 2011 of $26,642, $16,088 and $21,821, respectively. In addition, these retrospective adjustments resulted in a decrease to accretion in the consolidated and condensed consolidated statements of operations for the period from November 1, 2011 to December 31, 2011 and for the three months ended March 31, 2012 of $457 and $698, respectively, and an increase (decrease) to income tax benefit for the period from November 1, 2011 to December 31, 2011 and for the three months ended March 31, 2012 of $625 and ($418), respectively, as compared to amounts previously presented.

4. Business Combinations

The Merger

On November 2, 2011, Merger Sub merged with and into the Company with the Company surviving the Merger. The Merger was accounted for as a reverse acquisition, and as such, the Company’s assets and liabilities have been adjusted to their fair values as of the Merger date.

In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone. This assignment did not affect the Company’s overall payment obligations under the tax receivable agreements; however, because this assignment involved a transaction among owners apart from the consideration transferred for the shares of the Predecessor, the Company reduced the gross consideration transferred in the Merger by $54,525, the fair value of these rights assigned to affiliates of Blackstone.

Predecessor Acquisitions

In January 2010, the Company acquired all of the voting interest of FutureVision Investment Group, L.L.C. and substantially all of the assets of two related companies, FVTech, Inc. and FVTech Arizona, Inc. (collectively, “FVTech”). FVTech is a provider of outsourced services specializing in electronic data conversion and information management solutions.

In March 2010, the Company acquired Healthcare Technology Management Services, Inc. (“HTMS”), a management consulting company focused primarily on the healthcare payer market.

In June 2010, the Company acquired all of the equity interests of Chapin Revenue Cycle Management, LLC (“Chapin”), a technology-enabled provider of accounts receivable denial and recovery services.

In October 2010, the Company acquired all of the equity interests of Chamberlin Edmonds Holdings Inc. and Chamberlin Edmonds & Associates, Inc. (collectively, “CEA”), a technology-enabled provider of government program eligibility and enrollment services.

In May 2011, the Company acquired all of the equity interests of EquiClaim, LLC (“EquiClaim”), a technology-enabled provider of healthcare audit and recovery solutions.

The following table summarizes certain information related to these acquisitions. The amounts below related to the Merger have been recast to reflect the final allocation of the consideration transferred.

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$1,943,218	$20,005	$7,841	$16,096	$209,520	$39,758
Parent common stock fair value	245,000	—	—	—	—	—
Parent options fair value	4,125	—	—	—	—	—
Class A common stock fair value	—	—	2,263	2,554	—	—
Estimated contingent consideration	—	13,850	8,230	3,885	2,364	—
Other	—	303	409	398	85	(350)

	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Allocation of the Consideration Transferred:
Cash	$206,376	$372	$1,029	$62	$533	$—
Accounts receivable	175,514	1,736	3,270	1,322	14,412	1,983
Deferred income tax assets	1,739	—	—	—	—	—
Prepaid expenses and other current assets	20,226	35	—	46	4,583	74
Property and equipment	278,122	18,423	—	3,065	26,371	2,331
Other assets	4,205	29	—	12	91	—
Identifiable intangible assets:
Tradename	156,000	160	190	50	3,570	160
Noncompetition agreements	11,500	—	3,150	3,350	1,560	100
Customer relationships	1,623,000	560	—	4,640	77,710	14,030
Data sublicense	31,000	—	—	—	—	—
Backlog	19,000	—	1,630	—	16,820	3,680
Goodwill	1,443,574	14,038	12,414	10,895	167,153	18,079
Accounts payable	(12,346)	(338)	(1,786)	(146)	(4,198)	(98)
Accrued expenses	(149,480)	(550)	(1,050)	(363)	(13,674)	(931)
Deferred revenues	(4,340)	—	—	—	—	—
Current maturities of long-term debt	(11,861)	—	(104)	—	(2,850)	—
Long-term debt	(960,936)	—	—	—	(32,300)	—
Deferred income tax liabilities	(515,725)	—	—	—	(46,980)	—
Tax receivable obligations to related parties	(115,237)	—	—	—	—	—
Other long-term liabilities	(7,988)	(307)	—	—	(832)	—

Total consideration transferred	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the period from January 1, 2011 to November 1, 2011	$—	$—	$—	$—	$—	$351
For the year ended December 31, 2010	$—	$143	$184	$246	$758	$—

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	245,000	—	—	—	—	—
Total consideration Class A common stock (in shares)	—	—	152,532	209,026	—	—
Gross contractual accounts receivable	$181,398	$1,774	$3,286	$1,720	$15,873	$2,094
Amount not expected to be collected	$5,884	$38	$16	$398	$1,461	$111
Goodwill expected to be deductible for tax purposes	$—	$18,834	$9,339	$18,020	$—	$39,483

Contingent Consideration Information:
Contingent consideration range	N/A	$0 - 40,000	$0 - 14,000	Maximum of 627,080 shares of Class A common stock	N/A	N/A
Remaining performance period applicable	N/A	2012	2012	N/A	N/A	N/A
Type of measurement	N/A	Level 3	Level 3	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Discount rate	N/A	11.60%	20.50%	N/A	12.60%	N/A
Expected performance	N/A	$1,500 - 27,000	90% probability	20% to 70% probability	N/A	N/A
Class A common stock price	N/A	N/A	N/A	$13.28	N/A	N/A
Marketability discount	N/A	N/A	N/A	8%	N/A	N/A

Increase (decrease) to net income:
Period from November 2, 2011 to December 31, 2011	$—	$2,690	$3,100	$—	$—	$—
Period from January 1, 2011 to November 1, 2011	$—	$4,480	$3,650	$—	$(59)	$—
Year ended December 31, 2010	$—	$6,680	$1,480	$1,134	$—	$—

The Company generally recognizes goodwill attributable to the assembled workforce and expected synergies among the operations of the acquired entities and the Company’s existing operations. In the case of the Company’s prior acquisitions of operating companies, synergies generally have resulted from the elimination of duplicative facilities and personnel costs and cross selling opportunities among the Company’s existing customer base. In the case of the Merger, because opportunities for synergies are more limited, the Company attributed the goodwill to the assembled workforce, the Company’s market position, competitive position, revenue base and industry trends.

Goodwill is generally deductible for federal income tax purposes when a business combination is treated as an asset purchase. Goodwill is generally not deductible for federal income tax purposes when the business combination is treated as a stock purchase.

In November 2011, the Company paid cash of $2,800 in full satisfaction of the former Chapin equityholders contingent right to receive Emdeon Class A common stock.

Pro Forma Information

The following represents the unaudited pro forma results of consolidated operations as if the Merger had been reflected in the operating results beginning January 1, 2010, the CEA acquisition had been reflected in the operating results beginning January 1, 2009 and the eRx acquisition had been included in the operating results beginning January 1, 2008.

	Pro Forma Year Ended December 31,
	2011	2010	2009
Revenues	$1,121,950	$1,066,623	$1,013,580

Net income (loss) attributable to Emdeon Inc.	$(54,412)	$(70,665)	$2,417

The supplemental pro forma earnings for the years ended December 31, 2011, 2010 and 2009 were adjusted to exclude the following:

	Pro Forma Year Ended December 31,
	2011	2010	2009
2011 Transactions related costs	$84,482	$—	$—
Acquisition costs related to CEA	$—	$758	$218
Transaction related fees paid upon closing of the CEA acquisition	$—	$5,375	$—

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment

5. Property and Equipment

Property and equipment as of December 31, 2011 and 2010, consists of the following:

	Successor	Predecessor
	2011	2010
Computer equipment	$30,950	$62,239
Production equipment	18,910	27,216
Office equipment, furniture and fixtures	11,212	18,975
Software	28,881	87,727
Technology	148,764	145,888
Leasehold improvements	20,514	24,278
Construction in process	29,027	23,963

	288,258	390,286

Less accumulated depreciation	(10,490)	(158,979)

Property and equipment, net	$277,768	$231,307

Depreciation expense was $10,490, $51,878, $51,596 and $42,231 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010, and 2009, respectively.

Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

Goodwill activity during the three months ended June 30, 2012 was as follows:

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2011	$508,766	$761,870	$172,938	$1,443,574
TC3 Acquisition	39,622	—	—	39,622
Changes in preliminary purchase price allocation	(108)	(173)	(37)	(318)

Balance at June 30, 2012	$548,280	$761,697	$172,901	$1,482,878

Intangible assets subject to amortization as of June 30, 2012 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18.9	$1,642,000	$(54,950)	$1,587,050
Trade names	19.0	156,530	(5,229)	151,301
Non-compete agreements	4.1	12,800	(1,606)	11,194
Data sublicense agreement	5.3	31,000	(3,491)	27,509
Backlog	0.7	19,000	(9,556)	9,444

Total		$1,861,330	$(74,832)	$1,786,498

Amortization expense was $56,229 and $46,301 for the six months ended June 30, 2012 and 2011, respectively.

Aggregate future amortization expense for intangible assets is estimated to be:

2012 (remainder)	$56,232
2013	102,908
2014	99,797
2015	99,390
2016	98,804
Thereafter	1,329,367

$1,786,498

6. Goodwill and Intangible Assets

The following tables presents the changes in the carrying amount of goodwill for the indicated periods.

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2009 (Predecessor)	$303,650	$315,647	$83,730	$703,027
Acquisitions	18,451	186,580	—	205,031
Other	—	—	252	252

Balance at December 31, 2010 (Predecessor)	322,101	502,227	83,982	908,310
Acquisitions	18,079	—	—	18,079
Other	—	(825)	—	(825)

Balance at November 1, 2011 (Predecessor)	340,180	501,402	83,982	925,564
Eliminate Predecessor goodwill	(340,180)	(501,402)	(83,982)	(925,564)
Record Successor goodwill	508,766	761,870	172,938	1,433,574

Balance at December 31, 2011 (Successor)	$508,766	$761,870	$172,938	$1,433,574

Intangible assets subject to amortization as of December 31, 2011 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.6	$1,623,000	$(13,658)	$1,609,342
Tradenames	19.8	156,000	(1,300)	154,700
Data sublicense agreement	5.8	31,000	(873)	30,127
Non-compete agreements	4.8	11,500	(383)	11,117
Backlog	1.2	19,000	(2,389)	16,611

Total		$1,840,500	$(18,603)	$1,821,897

Amortization expense was $18,603, $76,883, $73,125 and $63,089 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. Aggregate future amortization expense for intangible assets is estimated to be:

2012	$110,787
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,821,897

Debt Issuance Costs	12 Months Ended
Dec. 31, 2011
Debt Issuance Costs

7. Debt Issuance Costs

As of December 31, 2011 and 2010, the total unamortized debt issuance costs were $35,214 and $1,204, respectively, and are included in other assets in the accompanying consolidated balance sheets.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses

8. Accrued Expenses

Accrued expenses as of December 31, 2011 and 2010 consist of the following:

	Successor	Predecessor
	2011	2010
Customer deposits	$27,383	$26,840
Accrued compensation	16,257	15,530
Accrued rebates	6,187	5,394
Accrued telecommunications	3,676	2,677
Accrued outside services	10,367	7,698
Accrued insurance	3,237	2,003
Accrued income, sales and other taxes	4,504	2,578
Accrued interest	15,317	885
Interest rate swap agreement	—	10,738
Accrued liabilities for purchases of property and equipment	5,841	6,497
Current portion of tax receivable agreement obligations to related parties	334	3,746
Pass-through payments	20,704	9,218
Other accrued liabilities	18,289	18,441

	$132,096	$112,245

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt

6. Long-Term Debt

In connection with the 2011 Transactions, the Company incurred substantial new indebtedness comprised of a senior secured term loan facility (the “Term Loan Facility”), a revolving credit facility (the “Revolving Facility”; together with the Term Loan Facility, the “Senior Credit Facilities”), 11.00% Senior Notes due 2019 (the “2019 Notes”) and 11.25% Senior Notes due 2020 (the “2020 Notes”; together with the 2019 Notes, the “Senior Notes”).

Long-term debt as of June 30, 2012 and December 31, 2011, consisted of the following:

	June 30,	December 31,
	2012	2011
Senior Credit Facilities
$1,301 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $34,828 and $38,160 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 5.82 % and 7.79% at June 30, 2012 and December 31, 2011, respectively)	$1,262,860	$1,185,840
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	—	15,000
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $8,893 and $9,257 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.53% at June 30, 2012)	366,107	365,743
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $10,774 and $11,134 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.86% at June 30, 2012)	364,226	363,866
Obligation under data sublicense agreement	30,659	30,659
Less current portion	(16,805)	(16,034)

Long-term debt	$2,007,047	$1,945,074

Senior Credit Facilities

The credit agreement governing the Senior Credit Facilities (the “Senior Credit Agreement”) provides that, subject to certain conditions, the Company may request additional tranches of term loans, increase commitments under the Revolving Facility or the Term Loan Facility or add one or more incremental revolving credit facility tranches (provided that the revolving credit commitments outstanding at any time have no more than three different maturity dates) in an aggregate amount not to exceed (a) $300,000 plus (b) an unlimited amount at any time, subject to compliance on a pro forma basis with a first lien net leverage ratio of no greater than 4.00:1.00. Availability of such additional tranches of term loans or revolving credit facilities and/or increased commitments is subject to, among other conditions, the absence of any default under the Senior Credit Agreement and the receipt of commitments by existing or additional financial institutions. Proceeds of the Revolving Facility, including up to $30,000 in the form of borrowings on same-day notice, referred to as swingline loans, and up to $50,000 in the form of letters of credits, are available to provide financing for working capital and general corporate purposes.

Borrowings under the Senior Credit Facilities bear interest at an annual rate equal to an applicable margin plus, at the Company’s option, either (a) a base rate determined by reference to the highest of (i) the applicable prime rate (ii) the federal funds rate plus 0.50% and (iii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, adjusted for certain additional costs, plus 1.00% or (b) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, which, in the case of the Term Loan Facility only, shall be no less than 1.25%.

In April 2012, the Company amended the Senior Credit Agreement to reprice the Senior Credit Facilities and borrow $80,000 of additional term loans. Following this amendment, the LIBOR-based interest rate on the Term Loan Facility is LIBOR plus 3.75%, compared to the previous interest rate of LIBOR plus 5.50%. The new LIBOR-based interest rate on the Revolving Facility is LIBOR plus 3.50% (with a potential step-down to LIBOR plus 3.25% based on the Company’s first lien net leverage ratio), compared to the previous interest rate of LIBOR plus 5.25% (with a potential step-down to LIBOR plus 5.00% based on the Company’s first lien net leverage ratio). The Term Loan Facility remains subject to a LIBOR floor of 1.25%, and there continues to be no LIBOR floor on the Revolving Facility. The amendments to the Senior Credit Agreement resulted in a loss on extinguishment of debt of $21,853 and other expenses related to fees paid to third parties of $3,558, during the three and six months ended June 30, 2012, which have been reflected within sales, marketing, general administrative expense in the accompanying unaudited condensed consolidated statements of operations.

In addition to paying interest on outstanding principal under the Senior Credit Facilities, the Company is required to pay customary agency fees, letter of credit fees and a 0.50% commitment fee in respect of the unutilized commitments under the Revolving Facility.

The Senior Credit Agreement requires that the Company prepay outstanding loans under the Term Loan Facility, subject to certain exceptions, with (a) 100% of the net cash proceeds of any incurrence of debt other than debt permitted under the Senior Credit Agreement, (b) commencing with the fiscal year ended December 31, 2012, 50% (which percentage will be reduced to 25% and 0% based on the Company’s first lien net leverage ratio) of the Company’s annual excess cash flow and (c) 100% of the net cash proceeds of certain asset sales and casualty and condemnation events, subject to reinvestment rights and certain other exceptions.

The Company may voluntarily prepay outstanding loans under the Senior Credit Facilities at any time without premium or penalty other than breakage costs with respect to LIBOR loans; provided, however, that if on or prior to the anniversary of any repricing transaction, the Company prepays any loans under the Term Loan Facility in connection with a repricing transaction, the Company must pay a prepayment premium of 1.00% of the aggregate principal amount of the loans so prepaid.

The Company is required to make quarterly payments equal to 0.25% of the amended principal amount of the loans under the Term Loan Facility, with the balance due and payable on November 2, 2018. Any principal amount outstanding under the Revolving Facility is due and payable on November 2, 2016.

Certain of the Company’s U.S. wholly-owned restricted subsidiaries, together with the Company, are co-borrowers and jointly and severally liable for all obligations under the Senior Credit Facilities. Such obligations of the co-borrowers are unconditionally guaranteed by Beagle Intermediate Holdings, Inc (a direct wholly-owned subsidiary of Parent), the Company and each of its existing and future U.S. wholly-owned restricted subsidiaries (with certain exceptions including immaterial subsidiaries). These obligations are secured by a perfected security interest in substantially all of the assets of the co-borrowers and guarantors now owned or later acquired, including a pledge of all of the capital stock of the Company and its U.S. wholly-owned restricted subsidiaries and 65% of the capital stock of its foreign restricted subsidiaries, subject in each case to the exclusion of certain assets and additional exceptions.

The Senior Credit Agreement requires the Company to comply with maximum first lien net leverage ratio and consolidated cash interest coverage ratio financial maintenance covenants, to be tested on the last day of each fiscal quarter. A breach of these covenants is subject to certain equity cure rights. In addition, the Senior Credit Facilities contain a number of negative covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

•	incur additional indebtedness or guarantees;
•	incur liens;
•	make investments, loans and acquisitions;
•	consolidate or merge;
•	sell assets, including capital stock of subsidiaries;
•	pay dividends on capital stock or redeem, repurchase or retire capital stock of the Company or any restricted subsidiary;
•	alter the business of the Company;
•	amend, prepay, redeem or purchase subordinated debt;
•	engage in transactions with affiliates; and
•	enter into agreements limiting dividends and distributions of certain subsidiaries.

The Senior Credit Agreement also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including upon change of control).

Senior Notes

The 2019 Notes bear interest at an annual rate of 11.00% with interest payable semi-annually on June 30 and December 31 of each year, commencing on June 30, 2012. The 2019 Notes mature on December 31, 2019. The 2020 Notes bear interest at an annual rate of 11.25% with interest payable quarterly on March 31, June 30, September 30 and December 31 of each year, commencing on March 31, 2012. The 2020 Notes mature on December 31, 2020.

The Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at any time on or after December 31, 2015 at the applicable redemption price, plus accrued and unpaid interest. In addition, at any time prior to December 31, 2014, the Company may, at its option and on one or more occasions, redeem up to 35% of the aggregate principal amount of the 2019 Notes or the 2020 Notes, at a redemption price equal to 100% of the aggregate principal amount, plus a premium equal to the stated interest rate on the 2019 Notes or the 2020 Notes, respectively, plus accrued and unpaid interest with the net cash proceeds of certain equity offerings; provided that at least 50% of the sum of the aggregate principal amount of the 2019 Notes or 2020 Notes, respectively, originally issued (including any additional notes) remain outstanding immediately after such redemption and the redemption occurs within 180 days of the equity offering. At any time prior to December 31, 2015, the Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at its option and on one or more occasions, at a redemption price equal to 100% of the principal amount, plus an applicable premium and accrued and unpaid interest.

The Senior Notes are senior unsecured obligations and rank equally in right of payment with all of the Company’s existing and future indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The Company’s obligations under the Senior Notes are guaranteed on a senior basis by all of its existing and subsequently acquired or organized wholly-owned U.S. restricted subsidiaries that guarantee the Senior Credit Facilities or its other indebtedness or indebtedness of any affiliate guarantor. The Senior Notes and the related guarantees are effectively subordinated to the Company’s existing and future secured obligations and that of its affiliate guarantors to the extent of the value of the collateral securing such obligations, and are structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Notes.

If the Company experiences specific kinds of changes in control, it must offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest. The indentures governing the Senior Notes (the “Indentures”) contain customary covenants that restrict the ability of the Company and its restricted subsidiaries to:

•	pay dividends on capital stock or redeem, repurchase or retire capital stock;
•	incur additional indebtedness or issue certain capital stock;
•	incur certain liens;
•	make investments, loans, advances and acquisitions;
•	consolidate, merge or transfer all or substantially all of their assets and the assets of their subsidiaries;
•	prepay subordinated debt;
•	engage in certain transactions with affiliates; and
•	enter into agreements restricting the subsidiaries’ ability to pay dividends.

The Indentures also contain certain customary affirmative covenants and events of default.

Obligation Under Data Sublicense Agreement

In October 2009 and April 2010, the Company acquired certain additional rights to specified uses of its data from the former owner of the Company’s business, in order to broaden the Company’s ability to pursue business intelligence and data analytics solutions for payers and providers. The Company previously licensed exclusive rights to this data to the former owner of the Company’s business. In connection with these data rights acquisitions, the Company recorded amortizable intangible assets and corresponding obligations at inception based on the present value of the scheduled annual payments through 2018, which totaled $65,000 in the aggregate (approximately $45,000 remained payable at June 30, 2012). In connection with the Merger, the Company was required to adjust this obligation to its fair value.

9. Long-Term Debt

In connection with the 2011 Transactions, the Company incurred substantial new indebtedness comprised of a senior secured term loan facility (the “Term Loan Facility”), a revolving credit facility (the “Revolving Facility”; together with the Term Loan Facility, the “Senior Credit Facilities”), 11.00% Senior Notes due 2019 (the “2019 Notes”) and 11.25% Senior Notes due 2020 (the “2020 Notes”; together with the 2019 Notes, the “Senior Notes”).

Long-term debt as of December 31, 2011 and 2010 consisted of the following:

	Successor	Predecessor
	2011	2010
Senior Credit Facilities
$1,224 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $38,160 at December 31, 2011 (effective interest rate of 7.79% at December 31, 2011)	$1,185,840	$—
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	15,000	—
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $9,257 at December 31, 2011 (effective interest rate of 11.53% at December 31, 2011)	365,743	—
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $11,134 at December 31, 2011 (effective interest rate of 11.86% at December 31, 2011)	363,866	—
Obligation under data sublicense agreement	30,659	40,323
Prior Credit Facilities
$755 million First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $28,628 at December 31, 2010	—	650,172
$170 million Second Lien Term Loan facility, due May 16, 2014, net of unamortized discount of $12,136 at December 31, 2010	—	157,864
$100 million Incremental Borrowing on First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $1,866 at December 31, 2010	—	97,884
Less current portion	(16,034)	(12,494)

Long-term debt	$1,945,074	$933,749

Senior Credit Facilities

The credit agreement governing the Senior Credit Facilities (the “Senior Credit Agreement”) provides that, subject to certain conditions, the Company may request additional tranches of term loans, increase commitments under the Revolving Facility or the Term Loan Facility or add one or more incremental revolving credit facility tranches (provided that the revolving credit commitments outstanding at any time have no more than three different maturity dates) in an aggregate amount not to exceed (a) $300,000 plus (b) an unlimited amount at any time, subject to compliance on a pro forma basis with a first lien net leverage ratio of no greater than 4.00:1.00. Availability of such additional tranches of term loans or revolving credit facilities and/or increased commitments is subject to, among other conditions, the absence of any default under the Senior Credit Agreement and the receipt of commitments by existing or additional financial institutions. Proceeds of the Revolving Facility, including up to $30,000 in the form of borrowings on same-day notice, referred to as swingline loans, and up to $50,000 in the form of letters of credit, are available to provide financing for working capital and general corporate purposes.

Borrowings under the Senior Credit Facilities bear interest at an annual rate equal to an applicable margin plus, at the Company’s option, either (a) a base rate determined by reference to the highest of (i) the applicable prime rate (ii) the federal funds rate plus 0.50% and (iii) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for an interest period of one month, adjusted for certain additional costs, plus 1.00% or (b) a LIBOR rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing, adjusted for certain additional costs, which, in the case of the Term Loan Facility only, shall be no less than 1.25%. The applicable margin for the Term Loan Facility is 4.50% for base rate borrowings and 5.50% for LIBOR borrowings. The applicable margin for the Revolving Facility is 4.25% for base rate borrowings and 5.25% for LIBOR borrowings. The applicable margin for the Revolving Facility is subject to a 0.25% step-down based on the Company’s first lien net leverage ratio at the end of each fiscal quarter.

In addition to paying interest on outstanding principal under the Senior Credit Facilities, the Company is required to pay customary agency fees, letter of credit fees and a 0.50% commitment fee in respect of the unutilized commitments under the Revolving Facility.

The Senior Credit Agreement requires that the Company prepay outstanding loans under the Term Loan Facility, subject to certain exceptions, with (a) 100% of the net cash proceeds of any incurrence of debt other than debt permitted under the Senior Credit Agreement, (b) commencing with the fiscal year ended December 31, 2012, 50% (which percentage will be reduced to 25% and 0% based on the Company’s first lien net leverage ratio) of the Company’s annual excess cash flow and (c) 100% of the net cash proceeds of certain asset sales and casualty and condemnation events, subject to reinvestment rights and certain other exceptions.

The Company may voluntarily prepay outstanding loans under the Senior Credit Facilities at any time without premium or penalty other than breakage costs with respect to LIBOR loans, provided, however, that if on or prior to November 2, 2012 the Company prepays any loans under the Term Loan Facility in connection with a repricing transaction, the Company must pay a prepayment premium of 1.00% of the aggregate principal amount of the loans so prepaid.

The Company is required to make quarterly payments equal to 0.25% of the original principal amount of the loans under the Term Loan Facility, with the balance due and payable on November 2, 2018. Any principal amount outstanding under the Revolving Facility is due and payable on November 2, 2016.

Certain of the Company’s U.S. wholly-owned restricted subsidiaries, together with the Company, are co-borrowers and jointly and severally liable for all obligations under the Senior Credit Facilities. Such obligations of the co-borrowers are unconditionally guaranteed by Beagle Intermediate Holdings, Inc (a direct wholly-owned subsidiary of Parent), the Company and each of its existing and future U.S. wholly-owned restricted subsidiaries (with certain exceptions including immaterial subsidiaries). These obligations are secured by a perfected security interest in substantially all of the assets of the co-borrowers and guarantors now owned or later acquired, including a pledge of all of the capital stock of the Company and its U.S. wholly-owned restricted subsidiaries and 65% of the capital stock of its foreign restricted subsidiaries, subject in each case to the exclusion of certain assets and additional exceptions.

The Senior Credit Agreement requires the Company to comply with maximum first lien net leverage ratio and consolidated cash interest coverage ratio financial maintenance covenants, to be tested on the last day of each fiscal quarter beginning with the quarter ending March 31, 2012. A breach of these covenants is subject to certain equity cure rights. In addition, the Senior Credit Facilities contain a number of negative covenants that, among other things and subject to certain exceptions, restrict the Company’s ability and the ability of its subsidiaries to:

•	incur additional indebtedness or guarantees;
•	incur liens;
•	make investments, loans and acquisitions;
•	consolidate or merge;
•	sell assets, including capital stock of subsidiaries;
•	pay dividends on capital stock or redeem, repurchase or retire capital stock of the Company or any restricted subsidiary;
•	alter the business of the Company;
•	amend, prepay, redeem or purchase subordinated debt;
•	engage in transactions with affiliates; and
•	enter into agreements limiting dividends and distributions of certain subsidiaries.

The Senior Credit Agreement also contains certain customary representations and warranties, affirmative covenants and provisions relating to events of default (including upon change of control).

Senior Notes

The 2019 Notes bear interest at an annual rate of 11.00% with interest payable semi-annually on June 30 and December 31 of each year, commencing on June 30, 2012. The 2019 Notes mature on December 31, 2019. The 2020 Notes bear interest at an annual rate of 11.25% with interest payable quarterly on March 31, June 30, September 30 and December 31 of each year, commencing on March 31, 2012. The 2020 Notes mature on December 31, 2020.

The Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at any time on or after December 31, 2015 at the applicable redemption price, plus accrued and unpaid interest. In addition, at any time prior to December 31, 2014, the Company may, at its option and on one or more occasions, redeem up to 35% of the aggregate principal amount of the 2019 Notes or the 2020 Notes, at a redemption price equal to 100% of the aggregate principal amount, plus a premium equal to the stated interest rate on the 2019 Notes or the 2020 Notes, respectively, plus accrued and unpaid interest with the net cash proceeds of certain equity offerings; provided that at least 50% of the sum of the aggregate principal amount of the 2019 Notes or 2020 Notes, respectively, originally issued (including any additional notes) remain outstanding immediately after such redemption and the redemption occurs within 180 days of the equity offering. At any time prior to December 31, 2015, the Company may redeem the 2019 Notes, the 2020 Notes or both, in whole or in part, at its option and on one or more occasions, at a redemption price equal to 100% of the principal amount, plus an applicable premium and accrued and unpaid interest.

The Senior Notes are senior unsecured obligations and rank equally in right of payment with all of the Company’s existing and future indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness. The Company’s obligations under the Senior Notes are guaranteed on a senior basis by all of its existing and subsequently acquired or organized wholly-owned U.S. restricted subsidiaries that guarantee the Senior Credit Facilities or its other indebtedness or indebtedness of any affiliate guarantor. The Senior Notes and the related guarantees are effectively subordinated to the Company’s existing and future secured obligations and that of its affiliate guarantors to the extent of the value of the collateral securing such obligations, and are structurally subordinated to all existing and future indebtedness and other liabilities of any of the Company’s subsidiaries that do not guarantee the Senior Notes.

If the Company experiences specific kinds of changes in control, it must offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest. The indentures governing the Senior Notes (the “Indentures”) contain customary covenants that restrict the ability of the Company and its restricted subsidiaries to:

•	pay dividends on capital stock or redeem, repurchase or retire capital stock;
•	incur additional indebtedness or issue certain capital stock;
•	incur certain liens;
•	make investments, loans, advances and acquisitions;
•	consolidate, merge or transfer all or substantially all of their assets and the assets of their subsidiaries;
•	prepay subordinated debt;
•	engage in certain transactions with affiliates; and
•	enter into agreements restricting the subsidiaries’ ability to pay dividends.

The Indentures also contain certain customary affirmative covenants and events of default.

Obligation Under Data Sublicense Agreement

In October 2009 and April 2010, the Company acquired certain additional rights to specified uses of its data from the former owner of the Company’s business, in order to broaden the Company’s ability to pursue business intelligence and data analytics solutions for payers and providers. The Company previously licensed exclusive rights to this data to the former owner of the Company’s business. In connection with these data rights acquisitions, the Company recorded amortizable intangible assets and corresponding obligations at inception based on the present value of the scheduled annual payments through 2018, which totaled $65,000 in the aggregate (approximately $45,000 remained payable at December 31, 2011). In connection with the Merger, the Company was required to adjust this obligation to its fair value.

Prior Credit Facilities

In November 2006, Emdeon Business Services LLC (“EBS LLC”), a wholly-owned subsidiary of the Company, entered into two credit agreements with several lenders that provided a $755,000 term loan (“First Lien Term Loan”), a $50,000 revolving credit agreement (“Revolver”) and a $170,000 term loan (“Second Lien Term Loan”). In October 2010, EBS LLC borrowed an additional $100,000 under an incremental term loan facility (“Incremental Term Loan”) through an amendment to the credit agreement governing the First Lien Term Loan.

The Revolver, which bore interest at a variable rate plus a spread, was scheduled to expire in November 2012. The Company paid a quarterly commitment fee on the unused portion of the Revolver that fluctuated, based upon certain leverage ratios, between 0.375% and 0.5% per annum. Commitment fees on the Revolver were $159 for the period from January 1, 2011 to November 1, 2011.

The First Lien Term Loan, which bore interest at LIBOR plus a spread, and the Incremental Term Loan, which bore interest at LIBOR subject to a floor plus a spread, were each payable in quarterly principal installments of approximately $1,800 and $250, respectively, plus accrued interest, through September 2013, with a balloon payment of the remaining principal amount outstanding due upon maturity in November 2013. Mandatory prepayments of principal related to excess cash flow and other circumstances were also required.

The Second Lien Term Loan, which bore interest at LIBOR plus a spread, was subordinate to the First Lien Term Loan and was scheduled to mature in May 2014.

Proceeds of the Senior Credit Facilities and the Senior Notes were, together with other sources of funds, used to finance the Merger and repay all amounts due under the Company’s prior credit facilities. In connection with the refinancing of the prior credit facilities, the Company incurred $6,950 of legal and other professional fees. Such costs have been included in transaction related costs in the accompanying consolidated statements of operations.

Aggregate Future Maturities

The aggregate amounts of future maturities under long-term debt arrangements are as follows:

Years Ending December 31,
2012	$16,036
2013	16,561
2014	17,540
2015	18,673
2016	34,976
Thereafter	1,915,873

$2,019,659

Interest Rate Swap	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Interest Rate Swap

7. Interest Rate Swap

Risk Management Objective of Using Derivatives

The Company is exposed to certain risks arising from both its business operations and economic conditions. The Company principally manages its exposures to a wide variety of business and operational risks through management of its core business activities. The Company manages economic risks, including interest rate, liquidity and credit risk, primarily by managing the amount, sources and duration of its debt funding and the use of derivative financial instruments. Specifically, the Company enters into derivative financial instruments to manage exposures that arise from business activities that result in the receipt or payment of future known and uncertain cash amounts, the value of which are determined by interest rates. The Company’s derivative financial instruments are used to manage differences in the amount, timing and duration of the Company’s known or expected cash receipts and its known or expected cash payments principally related to the Company’s borrowings.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps as part of its interest rate risk management strategy. During the three and six months ended June 30, 2012, such derivatives were used to hedge the variable cash flows associated with existing variable-rate debt pursuant to the Term Loan Facility. As of June 30, 2012, the Company had three outstanding interest rate derivatives with a combined notional of $640,000 that were designated as cash flow hedges of interest rate risk.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings. Amounts reported in accumulated other comprehensive income related to derivatives will be reclassified to interest expense as interest payments are made on the Company’s variable-rate debt. During the next twelve months, the Company estimates that an additional $1,156 will be reclassified as an increase to interest expense.

The following table summarizes the fair value of the Company’s derivative instruments at June 30, 2012 and December 31, 2011:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
	Balance Sheet Location	June 30, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$(2,555)	$—
Interest rate swaps	Other long-term liabilities	(1,156)	—

		$(3,711)	$—

Tabular Disclosure of the Effect of Derivative Instruments on the Statement of Operations

The effect of the derivative instruments on the accompanying unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2012 and 2011, respectively, is summarized in the following table:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Derivatives in Cash Flow Hedging Relationships
Loss related to effective portion of derivative recognized in other comprehensive loss	$7,306	$—	$4,782	$—

Loss related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$(645)	$(3,769)	$(1,070)	$(7,485)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$—	$2,608	$—	$5,163

Credit Risk-related Contingent Features

The Company has agreements with each of its derivative counterparties that contain a provision where if the Company defaults on any of its indebtedness, including default where repayment of the indebtedness has not been accelerated by the lender, then the Company could also be declared in default on its derivative obligations.

As of June 30, 2012 the termination value of derivatives in a net liability position, which includes accrued interest but excludes any adjustment for nonperformance risk, related to these agreements was $4,420. If the Company had breached any of these provisions at June 30, 2012, it could have been required to settle its obligations under the agreements at this termination value.

10. Interest Rate Swap

The following table summarizes the fair value of the Company’s derivative instrument at December 31, 2011 and 2010, respectively:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
		Successor	Predecessor
	Balance Sheet Location	2011	2010
Derivatives designated as hedging instruments:
Interest rate swap	Accrued expenses	$—	$(10,738)

Cash Flow Hedging Relationships

In December 2006, the Company entered into an interest rate swap agreement, with an original maturity of December 2011, to reduce the variability of interest payments associated with its total long-term debt. The notional amount of the swap was $0 and $240,720 as of December 31, 2011 and 2010, respectively. Changes in the cash flows of this interest rate swap were intended to offset the changes in cash flows attributable to fluctuations in the variable base rates underlying the Company’s long-term debt obligations. In October 2010, the Company removed the designation of its prior interest rate swap as a cash flow hedge such that subsequent changes in fair value were recorded within interest expense. The amortization of the amounts reflected in other comprehensive income related to the discontinued cash flow hedges are reflected within interest expense in the accompanying consolidated statements of operations.

In connection with the 2011 Transactions, the prior interest rate swap was terminated. In January 2012, the Company executed three new interest rate swap agreements to reduce the variability of interest payments associated with the Term Loan Facility (See Note 23).

The effect of the derivative instrument on the accompanying consolidated statements of operations for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, is summarized in the following table:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Derivatives in Cash Flow Hedging Relationships
Gain/(loss) related to effective portion of derivative recognized in other comprehensive loss	$—	$—	$6,690	$9,908

Gain/(loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$—	$(11,645)	$(22,309)	$(27,736)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$2,755	$7,983	$3,980	$—

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value Measurements

8. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s assets and liabilities that are measured at fair value on a recurring basis consist of the Company’s derivative financial instruments and contingent consideration associated with business combinations. The table below summarizes these items as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at June 30, 2012	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swaps	$(3,711)	$—	$(3,711)	$—
Contingent consideration obligations	(402)	—	—	(402)

Total	$(4,113)	$—	$(3,711)	$(402)

The valuation of the Company’s derivative financial instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair value of the interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments (or receipts) and the discounted expected variable cash receipts (or payments). The variable cash receipts (or payments) are based on an expectation of future interest rates derived from observable market interest rate curves.

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements and measures the credit risk of its derivative financial instruments that are subject to master netting agreements on a net basis by counterparty portfolio.

Although the Company has determined that the majority of the inputs used to value its derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with its derivatives utilize Level 3 inputs to evaluate the likelihood of default by itself and by its counterparties. As of June 30, 2012, the Company determined that the credit valuation adjustments are not significant to the overall valuation of its derivatives. As a result, the Company determined that its derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy.

The valuation of the Company’s contingent consideration obligations is determined using a probability weighted discounted cash flow method. This analysis reflects the contractual terms of the purchase agreements and utilizes assumptions with regard to future cash flows, probabilities of achieving such future cash flows and a discount rate. Significant increases with respect to assumptions as to future cash flows and probabilities of achieving such future cash flows would result in a higher fair value measurement while an increase in the discount rate would result in a lower fair value measurement.

The table below presents a reconciliation of the fair value of the liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Balance at beginning of period	$(445)	$(13,529)	$(501)	$(16,046)
Issuances of contingent consideration	—	230	—	479
Settlement of contingent consideration	43	69	99	934
Total changes included in other income	—	2,235	—	3,638

Balance at end of period	$(402)	$(10,995)	$(402)	$(10,995)

Assets and Liabilities Measured at Fair Value upon Initial Recognition

The carrying amount and the estimated fair value of financial instruments held by the Company as of June 30, 2012 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$52,388	$52,388
Accounts receivable	$192,036	$192,036
Senior Credit Facilities (Level 1)	$1,262,860	$1,298,499
Senior Notes (Level 2)	$730,333	$841,875
Cost method investment (Level 3)	$3,458	$3,497

The carrying amounts of cash equivalents and accounts receivable approximate fair value because of their short-term maturities. The fair value of long-term debt is based upon market quotes and trades by investors in partial interests of these instruments. The fair value of the cost method investment is estimated using a probability-weighted discounted cash flow model that includes the costs of equity, long-term sustainable growth rate and a discount for lack of marketability as significant unobservable inputs.

11. Fair Value Measurements

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The Company’s assets and liabilities that are measured at fair value on a recurring basis consist principally of the Company’s derivative financial instruments and contingent consideration associated with business combinations. The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at December 31, 2011	Quoted in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent Consideration Obligations	$(501)	$—	$—	$(501)

The valuation of the Company’s contingent consideration obligations is determined using a probability weighted discounted cash flow method. This analysis reflects the contractual terms of the purchase agreements (e.g., minimum and maximum payments, length of earn-out periods, manner of calculating any amounts due, etc.) and utilizes assumptions with regard to future cash flows, probabilities of achieving such future cash flows and a discount rate.

The valuation of the Company’s derivative financial instruments is determined using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivative, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair value of interest rate swaps is determined using the market standard methodology of netting the discounted future fixed cash payments (or receipts) and the discounted expected variable cash receipts (or payments). The variable cash receipts (or payments) are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves.

The Company incorporates credit valuation adjustments to appropriately reflect both its own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements. In adjusting the fair value of its derivative contracts for the effect of nonperformance risk, the Company has considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

The table below presents a reconciliation of the fair value of our liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year Ended December 31, 2010	Fiscal Year Ended December 31, 2009
Balance at beginning of period	$(9,163)	$(16,046)	$—	—
Issuances of contingent consideration	(49)	(2,154)	(25,330)	—
Settlement of contingent consideration	2,868	1,001	—	—
Total changes included in other income, net	5,843	8,036	9,284	—

Balance at end of period	$(501)	$(9,163)	$(16,046)	$—

Assets and Liabilities Measured at Fair Value upon Initial Recognition

The carrying amount and the estimated fair value of financial instruments held by the Company as of December 31, 2011 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$37,925	$37,925
Accounts receivable	$188,960	$188,960
Senior Credit Facilities (Level 1)	$1,200,840	$1,251,885
Senior Notes (Level 2)	$729,609	$787,504
Cost method investment (Level 3)	$3,458	$3,461

The carrying amounts of cash equivalents and accounts receivable approximate fair value because of their short-term maturities. The fair value of long-term debt is based upon market trades by investors in partial interests of these instruments. The fair value of the cost method investment is estimated using a discounted cash flow model.

Lease Commitments	12 Months Ended
Dec. 31, 2011
Lease Commitments

12. Lease Commitments

The Company recognizes lease expense on a straight-line basis, including predetermined fixed escalations, over the initial lease term including reasonably assured renewal periods from the time that the Company controls the leased property.

The Company leases its offices and other facilities under operating lease agreements that expire at various dates through 2025. Future minimum lease commitments under these non-cancelable lease agreements as of December 31, 2011 were as follows:

Years Ending December 31:
2012	$8,682
2013	6,923
2014	6,954
2015	6,768
2016	6,734
Thereafter	18,739

Total minimum lease payments	$54,800

Total rent expense for all operating leases was $1,748, $8,176, $8,729 and $8,191 for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively.

Legal Proceedings	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Legal Proceedings

9. Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings. While the ultimate resolution of these matters has yet to be determined, the Company does not believe that their outcomes will have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

13. Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings. While the ultimate resolution of these matters has yet to be determined, the Company does not believe that their outcomes will have a material adverse effect on the Company’s consolidated financial position, results of operations or liquidity.

Noncontrolling Interests	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Noncontrolling Interests

10. Noncontrolling Interests

The Company executed transactions that both increased and decreased its ownership interest in EBS Master in the Predecessor period. In connection with the 2011 Transactions, all of the noncontrolling interests were acquired by affiliates of the Company. The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Net income (loss) attributable to Emdeon Inc.	$(52,927)	$10,194

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for issuance of EBS Master Units in connection with equity compensation plans	—	1,590

Net transfers from noncontrolling interest	—	1,590

Change from net income (loss) attributable to Emdeon Inc. and transfers from noncontrolling interest	$(52,927)	$11,784

14. Noncontrolling Interests

The Company executed transactions that both increased and decreased its ownership interest in EBS Master in the Predecessor periods. In connection with the 2011 Transactions, all of the noncontrolling interests were acquired by affiliates of the Company. The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	November 2, through December 31, 2011	January 1, through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Net income (loss) attributable to Emdeon Inc.	$(16,693)	$(24,691)	$19,546	$9,581

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units to Emdeon Inc.	—	—	—	13,706
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units in connection with the acquisitions	—	—	4,369	3,504
Increase (decrease) in Emdeon Inc. paid-in capital for issuance of EBS Units in connection with equity compensation plans	—	2,303	983	(12,650)
Increase in Emdeon Inc. paid-in capital for exchange of EBS Units to Class A common stock of Emdeon Inc.	—	—	425	21,968
Increase in Emdeon Inc. paid-in capital for cancellation of EBS Units	—	—	127	—

Net transfers from noncontrolling interest	—	2,303	5,904	26,528

Change from net income attributable to Emdeon Inc. and transfers from noncontrolling interest	$(16,693)	$(22,388)	$25,450	$36,109

Equity Compensation Plans	12 Months Ended
Dec. 31, 2011
Equity Compensation Plans

15. Equity Compensation Plans

Effect of the Merger

In connection with the 2011 Transactions, the Company’s outstanding stock options, EBS Master units (“EBS Units”) and restricted stock units under various equity compensation programs became fully vested immediately prior to the closing of the Merger in accordance with the award agreements and were settled in cash, canceled or, for certain members of senior management, exchanged for new options of Parent common stock (the “Rollover Options”). Except for the Rollover Options, each option holder received an amount in cash, without interest and less applicable withholding taxes, equal to $19.00 less the exercise price of each option. Additionally, each EBS Unit and restricted stock unit holder received $19.00 in cash, without interest and less applicable withholding taxes.

The exercise price of the Rollover Options and the number of shares of Parent common stock underlying the Rollover Options were adjusted as a result of the Merger. Additionally, the Rollover Options provide each of the holders a right, exercisable within 61 days and 180 days following the Merger, to require the Company to repurchase shares issued upon exercise of the Rollover Options at their initial fair value. As the repurchase rights are within the control of the option holder, the Company has included the fair value ($4,125) of these Rollover Options in accrued expenses in the accompanying consolidated balance sheet at December 31, 2011.

EBS LLC Equity Plans Prior to IPO

Prior to the IPO, certain employees and directors of the Company participated in one of two equity compensation plans — the Amended and Restated EBS Executive Equity Incentive Plan (the “EBS Equity Plan”) and the Amended and Restated EBS Incentive Plan (the “EBS Phantom Plan”). In connection with the IPO, outstanding awards under the EBS Phantom Plan were converted into awards under the 2009 Equity Incentive Plan adopted by the Company’s stockholders in July 2009 (the “2009 Plan”) and outstanding awards under the EBS Equity Plan were converted into EBS Units that were governed by individual agreements with certain directors and members of executive management (“Management Awards”), as well as awards under the 2009 Plan.

EBS Equity Plan

The EBS Equity Plan consisted of a class of non-voting EBS Master equity units called Grant Units. The Grant Units represented profits interests in EBS Master. The Grant Units appreciated with increases in value of EBS Master. All Grant Units were issued by a separate legal entity, EBS Executive Incentive Plan LLC, which was created for this sole purpose and held no other assets. The Grant Units generally vested ratably over a four or five year period. For all awards granted prior to May 26, 2009, EBS Master had the right, but not the obligation, to repurchase any employee’s vested units on termination of employment. If EBS Master exercised this repurchase right, the employee would receive a cash payment based on a formula specified in the EBS Equity Plan.

Awards under the EBS Equity Plan were historically accounted for as liabilities due to certain repurchase features and were recorded at fair value at the end of each reporting period in accordance with the vesting schedule. On June 26, 2009, the Company modified the terms of each of the awards to remove the Company’s ability to repurchase the Grant Units within six months of vesting and to require that any repurchases following this six-month period be at fair value. As a result of this modification, the Company reclassified all of the Grant Units from liability awards to equity awards. Because the modified terms had no impact on the fair value of the Grant Units and the awards were previously classified as liabilities, compensation expense was measured based on the fair value of the Grant Units at the date of modification. Based on this fair value of the Grant Units, the Company recognized equity compensation of $4,614 at that date which reduced net income for the year ended December 31, 2009. No incremental compensation expense was recognized specifically as a result of the modification.

In connection with the IPO, the Grant Units converted into (i) vested and unvested EBS Units (together with corresponding shares of Class B common stock that had voting, but no economic rights), (ii) options to purchase shares of Class A common stock that vested over three years, and (iii) options to purchase shares of Class A common stock that vested over four years. The options were granted with an exercise price equal to the IPO price. The Company accounted for this conversion as a modification of the original Grant Unit awards and recognized $1,784 of incremental measured compensation.

Under the EBS Equity Plan, EBS Master issued 850,000 Grant Units to the Company’s executive chairman that were earned and vested based on both continued employment (ratably over four years) and the attainment of certain financial performance targets with respect to each of the Company’s fiscal years ending December 31, 2011 and 2012. Under the terms of the award, the number of Grant Units that were earned and vested varied based on which, if any, of six specified financial performance targets were satisfied for each of the Company’s fiscal years ending December 31, 2011 and 2012. A maximum of 425,000 Grant Units could have been earned and vested for each of the 2011 and 2012 financial performance targets. In the event the minimum financial performance target for either of 2011 or 2012 years were not achieved, none of the Grant Units would be earned or vest related to that year.

In connection with the IPO, the Grant Units with performance conditions converted into (i) 206,578 unvested EBS Units (together with corresponding shares of Class B common stock that had voting, but no economic rights) and (ii) 643,422 options to purchase shares of Class A common stock with an exercise price equal to the IPO price that vested over three years. The Company accounted for this conversion as a modification of the original Grant Unit award.

EBS Phantom Plan

The EBS Phantom Plan was designed to allow individual employees to participate economically in the future growth and value creation of EBS LLC. Each participant received a specified number of units in the EBS Phantom Plan called Phantom Units. These Phantom Units appreciated with increases in value of EBS Master above amounts specified in the respective employee’s grant agreements. These Phantom Units did not give employees an ownership interest and had no voting rights.

The Phantom Units generally vested ratably over a four or five year vesting period following the date of grant. Upon a realization event, as defined in the EBS Phantom Plan, the holders of these Phantom Units would receive consideration based on the product of the number of Phantom Units earned at the time of the realization event and a formula as defined in the EBS Phantom Plan. EBS Master had the right, but not the obligation, to repurchase any employee’s vested Phantom Units on termination of employment. If EBS Master exercised this repurchase right, the employee received a cash payment as defined in the EBS Phantom Plan. The Company accounted for these awards as liabilities due to the existence of these repurchase features. As a result, compensation expense was remeasured at the end of each reporting period.

In connection with the IPO, the Phantom Units converted, depending on vesting status, into (i) shares of Class A common stock, (ii) restricted Class A common stock units and (iii) options to purchase shares of Class A common stock with an exercise price equal to the IPO price that vested over three years. The Company accounted for this conversion as a modification of the original Phantom Unit awards. In connection with this modification, the Company calculated the final measurement of the liability at the IPO date and recognized a change in estimate for the proportion of the Phantom Units for which the requisite service had been rendered as of the IPO date. This change in estimate resulted in an increase to stock compensation expense of $9,209 for the year ended December 31, 2009.

2009 Plan and Management Awards Subsequent to IPO

The Company reserved 17,300,000 shares of Class A common stock for issuance to employees, directors and consultants under the 2009 Plan. The equity granted in connection with the IPO pursuant to the 2009 Plan and Management Awards replaced outstanding awards under the EBS Equity Plan and EBS Phantom Plan. As these awards were issued in connection with the conversion of the Grant Units and Phantom Units, the fair value was derived from the allocation of the remaining compensation expense previously associated with the Grant Units and Phantom Units to the respective share based payments received (i.e., EBS Units, restricted stock units, shares of Class A common stock and stock options) on a relative fair value basis.

In addition to the awards issued in connection with the conversion of the Grant Units and Phantom Units, the Company issued restricted stock units and stock options of the Company, some of which contained performance conditions as described below.

EBS Units and Restricted Class A common stock units

The fair value of EBS Units and restricted stock units was determined based on the closing trading price of the Class A common stock on the grant date. Upon vesting, the EBS Units, together with the corresponding shares of Class B common stock, were exchangeable for Class A common stock on a one-for-one basis. Upon vesting, restricted stock units converted into Class A common stock.

In connection with the vesting of all outstanding awards immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011. The weighted average grant date fair value of restricted Class A common stock units issued during the year ended December 31, 2011 was $15.39. The total fair value of the EBS Units and restricted Class A common stock units vested during the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009 was $0, $16,649, $9,383 and $7,412, respectively.

Options to Purchase Shares of Class A common stock

Options to purchase shares of Class A common stock were granted under the 2009 Plan both in connection with the conversion of the Grant Units and Phantom Units and as new awards to certain employees and directors of the Company. Option awards were generally granted with a term of ten years, an exercise price equal to the market price of the Class A common stock on the date of grant, and with vesting periods of three to four years. The fair value of the options issued in connection with the conversion of the Grant Units and Phantom Units was derived by the allocation of the remaining compensation expense associated with the Grant Units and Phantom Units to the converted awards on a relative fair value basis. The Company calculated the fair value of the new options granted under the 2009 Plan using the Black-Scholes option pricing model.

In connection with the vesting of all outstanding options immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Performance Awards

The Company issued unvested EBS Units, options to purchase Class A common stock and restricted Class A common stock units that contain performance conditions.

Executive Chairman: With respect to performance awards issued to the Company’s executive chairman in connection with the conversion of the Grant Units, the Company issued 206,578 unvested EBS Units and options to purchase 643,422 shares of Class A common stock that vested over three years. The replacement awards issued were subject to the same financial target performance conditions as the Grant Units. The unvested EBS Units and options were earned and vested based upon continued employment and the attainment of certain financial performance objectives. The fair value of these awards was derived consistent with other converted awards by the allocation of the remaining compensation expense of the Grant Units with performance conditions based on relative fair value of the share based payments issued. The fair value of these unvested EBS Units that were subject to performance conditions issued in connection with the conversion was $11.01 per unit.

The fair value of options granted in connection with the conversion of Grant Units that were subject to performance conditions was $5.26 per option. In connection with the Merger, 40% of performance based EBS Units and options were earned and vested and the remaining 60% were cancelled. The Company recorded $1,631 of compensation expense related to the accelerated vesting of these awards, which is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Other Management: During 2010, the Company issued 150,000 restricted Class A common stock units, one half of which were scheduled to vest after three years and one half of which were scheduled to vest after four years, with vesting accelerated if certain financial performance targets were achieved, to certain members of management who joined the Company following the CEA acquisition. The grant date fair value of these restricted Class A common stock units was $12.15. In connection with the vesting of all outstanding awards immediately prior to and in connection with the Merger, all remaining unrecognized compensation expense was recognized and is reflected in the Predecessor period from January 1, 2011 to November 1, 2011.

Activity Summary

A summary of the status of unvested EBS Units issued pursuant to the Management Awards and restricted Class A common stock units issued under the 2009 Plan as of December 31, 2010, and changes during the period from January 1, 2011 to November 1, 2011, is presented below:

	EBS Units	EBS Units with Performance Conditions	Restricted Class A common stock Units	Restricted Class A common stock Units with Performance Conditions
Unvested at December 31, 2010	619,307	206,578	564,543	150,000
Granted	—	—	288,515	45,000
Canceled	—	(123,947)	(18,183)	—
Vested	(619,307)	(82,631)	(834,875)	(195,000)

Unvested at November 1, 2011	—	—	—	—

A summary of option activity under the 2009 Plan for the periods from January 1, 2011 to November 1, 2011 and November 2, 2011 to December 31, 2011 are presented below:

	Options		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term		Aggregate Intrinsic Value

	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options
Outstanding at January 1, 2011 (Predecessor)	6,367,124	643,422	$15.39	$15.50	8.8	8.6	$—	$—
Granted	1,486,800	—	15.36
Exercised	(6,617,837)	(257,369)	15.37	15.50
Expired	(11,258)	—	16.28
Forfeited	(87,691)	(386,053)	15.73	15.50
Rollover Options	(1,137,138)	—	15.43

Outstanding at November 1, 2011 (Predecessor)	—	—	$—	$—	—	—	$—	$—

Rollover Options issued	5,410	—	$250.00	$—	9.8	—	$4,058	$—
Outstanding and Exercisable at December 31, 2011 (Successor)	5,410	—	$250.00	$—	9.8	—	$4,058	$—

Black-Scholes Option Pricing Model Assumptions

The following table summarizes the weighted average fair values of awards valued using the Black-Scholes option pricing model and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively:

	Rollover Options	Options			EBS Equity Plan Grant Units	EBS Equity Plan Grant Units with Performance Conditions
	Successor	Predecessor			Predecessor
	Period from November 2, 2011 to December 31, 2011	Period from January 1, 2011 to November 1, 2011	Year Ended December 31,		Year Ended December 31,
			2010	2009	2009	2009
Weighted average fair value	$762.51	$6.66	$6.95	$7.54	$8.51	$6.66
Expected dividend yield	—	—	—	—	—	—
Expected volatility	29.16%	40.26%	43.10%	47.00%	47.00%	47.00%
Risk-free interest rate	0.90%	2.51%	2.53%	2.55%	2.50%	2.30%
Expected term (years)	5.0	6.3	6.3	6.3	5.6	6.4

Expected dividend yield — The Company is subject to limitations on the payment of dividends under its credit facilities as further discussed in Note 9 to the consolidated financial statements. An increase in the dividend yield will decrease compensation expense.

Expected volatility — This is a measure of the amount by which the price of the equity instrument has fluctuated or is expected to fluctuate. For periods prior to the IPO, the expected volatility was estimated based on the median historical volatility of a group of guideline companies. Following the IPO, the expected volatility was based upon a weighted average of the Company’s historical volatility following the IPO and the median historical volatility of a group of guideline companies (weighted based upon proportion of the expected term represented by the Company’s historical volatility and the volatility of the guideline companies, respectively). An increase in the expected volatility will increase compensation expense.

Risk-free interest rate — This is the U.S. Treasury rate for the week of the grant having a term approximating the expected life of the award. An increase in the risk-free interest rate will increase compensation expense.

Expected term — This is the period of time over which the awards are expected to remain outstanding. The Company estimates the expected term as the mid-point between the vesting date and the contractual term. An increase in the expected term will increase compensation expense.

Employee Stock Purchase Plan

The Emdeon Inc. Employee Stock Purchase Plan (“ESPP”) became effective on July 1, 2010. Under the ESPP, the Company was authorized to issue up to 8,900,000 shares of Class A common stock to qualifying employees. Eligible employees had the ability to direct the Company, during each six month option period, to withhold between 1% and 10% of their base pay, the proceeds from which were used to purchase shares of Class A common stock at a price equal to the lesser of 85% of the closing market price on the exercise date or the grant date. For accounting purposes, the ESPP was considered a compensatory plan such that the Company recognized equity compensation expense based on the fair value of the options held by the employees to purchase the Company’s shares. In connection with the 2011 Transactions, a final settlement of the ESPP was administered, employee contributions were used to purchase shares of Class A common stock and the ESPP was terminated.

Summary of Equity Compensation Expense

For the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, the Company recognized expense of $0, $54,932, $17,722 and $25,415, and an income tax benefit of $0, $15,216, $4,787 and $4,992, respectively, in the aggregate related to its equity compensation plans.

Retirement Plans	12 Months Ended
Dec. 31, 2011
Retirement Plans

16. Retirement Plans

Employees of the Company may participate in a 401k plan, which provides for matching contributions from the Company. Expenses related to this plan were $676, $3,340, $2,071 and $1,312 for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. The maximum Company matching contribution was increased from 2% of eligible compensation in 2010 to 2.5% of eligible compensation in 2011.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Taxes

11. Income Taxes

Income taxes for the six months ended June 30, 2012 and 2011 amounted to an income tax benefit of $27,272 and an income tax expense of $13,095, respectively. The Company’s effective tax rate was 34.0% for the six months ended June 30, 2012 compared with 44.2% during the same period in 2011. The Company’s effective tax rate is affected by deferred tax expense resulting from differences between the book and income tax basis of its investment in EBS Master, noncontrolling interest, changes in the Company’s valuation allowances and other factors. Changes in valuation allowances resulted in $1,525 and $1,413 of additional income tax expense for the six months ended June 30, 2012 and 2011, respectively.

17. Income Taxes

The income tax provision for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, was as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Current:
Federal	$(3,212)	$18,814	$18,166	$14,998
State	(576)	4,432	2,177	3,551

Current income tax provision (benefit)	(3,788)	23,246	20,343	18,549

Deferred:
Federal	(6,014)	(5,154)	12,927	(6,169)
State	(383)	(9,891)	(691)	4,921

Deferred income tax provision (benefit)	(6,397)	(15,045)	12,236	(1,248)

Total income tax provision (benefit)	$(10,185)	$8,201	$32,579	$17,301

The differences between the federal statutory rate and the effective income tax rate principally relate to the impact of valuation allowances and uncertain tax positions related to state income taxes, book versus tax basis differences in the Company’s investment in EBS Master, non-deductible costs related to the 2011 Transactions and stock compensation expense recorded for book purposes but not deductible for tax. The reconciliation between the federal statutory rate and the effective income tax rate is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	3.68	52.49	2.78	8.75
Meals and entertainment	(0.65)	(3.36)	0.63	0.39
2011 Transactions related costs	(0.49)	(34.77)	—	—
Other	(0.64)	1.54	(1.38)	2.60
Tax credits	0.53	11.14	(0.63)	(1.14)
Equity compensation	—	(62.26)	2.06	5.67
Non-timing basis differences	0.37	(89.58)	12.49	33.57
Noncontrolling interest	—	15.71	(7.20)	(5.17)
Foreign loss not benefited	0.09	2.03	(0.34)	3.29
Return to provision adjustments	—	—	1.34	10.12
Change in valuation allowance	—	—	4.80	(37.81)

Effective income tax rate	37.89%	(72.06)%	49.55%	55.27%

At December 31, 2011, the Company had net operating loss carry forwards (tax effected) for federal and state income tax purposes of $64,769 and $21,283, respectively, which expire from 2026 through 2031 and 2021 through 2026, respectively. A portion of net operating loss carry forwards may be subject to an annual limitation regarding their utilization against taxable income in future periods due to the “change of ownership” provisions of the Internal Revenue Code and similar state provisions.

The Company and certain of its subsidiaries are included in Parent’s consolidated filing group for U.S. federal income tax purposes, as well as in certain state income tax returns that include Parent. With respect to tax returns for any taxable period in which the Company or any of its subsidiaries are included in a tax return filing with Parent, the amount of taxes to be paid by the Company is determined, subject to certain adjustments, as if it and its subsidiaries filed their own tax returns excluding Parent.

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2011 and 2010 were as follows:

	Successor	Predecessor
	2011	2010
Deferred tax assets and (liabilities):
Depreciation and amortization	$(336,024)	$(160,145)
Investment in partnership	(246,832)	(81,914)
Accounts receivable	1,087	1,245
Fair value of interest rate swap	—	1,362
Accruals and reserves	97	6,292
Capital and net operating losses	89,291	50,854
Debt discount and interest	186	(3,546)
Equity compensation	1,632	6,181
Valuation allowance	(8,698)	(26,313)
Tax receivable agreement obligation to related parties	1,248	12,208
Other	1,829	1,332

Net deferred tax assets and (liabilities)	$(496,182)	$(192,444)

Reported as:
Current deferred tax assets	$5,862	$7,913
Non-current deferred tax liabilities	(502,044)	(200,357)

Net deferred tax assets and (liabilities)	$(496,182)	$(192,444)

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Unrecognized benefit from prior years	$9,354	$1,368	$1,272	$—
Decreases from prior period tax positions	(1,017)	—	—	—
Increases from prior period tax positions	—	7,986	—	—
Increases from current period tax positions	1,574	—	96	1,272

Ending unrecognized benefit	$9,911	$9,354	$1,368	$1,272

The Company had unrecognized tax benefits of $228 and $889 as of December 31, 2011 and 2010, respectively, that if recognized, would affect the effective income tax rate. The Company does not currently anticipate that the total amount of unrecognized tax positions will significantly increase or decrease in the next twelve months.

The Company recognizes interest income and expense (if any) related to income taxes as a component of income tax expense. The Company has recorded cumulative interest expense of $63 and $173 as of December 31, 2011 and 2010, respectively.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. The Company’s U.S. federal and state income tax returns for the tax years 2007 and beyond remain subject to examination by the Internal Revenue Service. With respect to state and local jurisdictions and countries outside of the United States, the Company and its subsidiaries are typically subject to examination for a number of years after the income tax returns have been filed. Although the outcome of tax audits is always uncertain, the Company believes that adequate amounts of tax, interest and penalties have been provided for in the accompanying consolidated financial statements for any adjustments that may be incurred due to state, local or foreign audits.

Tax Receivable Agreement Obligation to Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Tax Receivable Agreement Obligation to Related Parties

12. Tax Receivable Agreement Obligation to Related Parties

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including certain affiliates of General Atlantic LLC (“General Atlantic”), H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. The Company will retain the benefit of the remaining 15% of these tax savings.

In connection with the 2011 Transactions, H&F and certain current and former members of management exchanged all of their remaining EBS Master units (“EBS Units”) (and corresponding shares of Class B common stock) for cash and a combination of cash and shares of Parent, respectively, and General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with H&F and certain current and former members of management are hereinafter sometimes referred to collectively as the “TRA Members”). Additionally, effective December 31, 2011, the Company simplified its corporate structure. The tax attributes of the exchange of EBS Units and corporate restructuring are expected to provide the Company with additional cash savings, 85% of which are payable to the TRA Members. Collectively, the Company expects the tax attributes of the above referenced events to result in cumulative payments under the tax receivable agreements of approximately $353,000. $130,042 of this amount, which reflected the initial fair value of the tax receivable agreement obligations plus recognized accretion, was reflected as an obligation on the balance sheet at June 30, 2012. The accompanying consolidated statement of operations for the three and six months ended June 30, 2012 includes accretion expense of $8,579 and $12,346, respectively, related to this obligation.

In June 2012, the Company changed its estimate of the timing and amount of expected future cash flows attributable to the tax receivable agreements as a result of the impact of the amendments to the Senior Credit Agreement and the TC3 acquisition. This change in estimate resulted in an increase to pretax net loss of $4,690 for the three and six months ended June 30, 2012, respectively.

18. Tax Receivable Agreement Obligations to Related Parties

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including certain affiliates of General Atlantic, H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. The Company will retain the benefit of the remaining 15% of these tax savings.

In connection with the 2011 Transactions, H&F and certain current and former members of management exchanged all of their remaining EBS Units (and corresponding shares of Class B common stock) for cash and a combination of cash and shares of Parent, respectively, and General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone. Additionally, effective December 31, 2011, the Company simplified its corporate structure. The tax attributes of the exchange of EBS Units and corporate restructuring are expected to provide the Company with additional cash savings, 85% of which are payable to the TRA Members. Collectively, the Company expects the tax attributes of the above referenced events to result in cumulative payments under the tax receivable agreements of $353,366.

Based on current facts and circumstances, the Company estimates the aggregate payments due under the tax receivable agreements to be as follows:

Years Ending December 31:
2012	$334
2013	1,094
2014	962
2015	20,754
2016	39,701
Thereafter	290,521

Gross expected payments	353,366
Less: Amounts representing discount	(235,555)

Total tax receivable agreement obligations due to related parties	117,811
Less: Current portion due (included in accrued expenses)	(334)

Tax receivable agreement obligations due to related parties	$117,477

The timing and/or amount of aggregate payments due may vary based on a number of factors, including the amount and timing of the taxable income the Company generates in the future and the tax rate then applicable, the use of loss carryovers and the portion of payments under the tax receivable agreements constituting imputed interest or amortizable basis.

Other Related Party Transactions	12 Months Ended
Dec. 31, 2011
Other Related Party Transactions

19. Other Related Party Transactions

Transaction and Advisory Fee Agreement

In connection with the 2011 Transactions, the Company entered into a transaction and advisory fee agreement with Blackstone Management Partners L.L.C., an affiliate of Blackstone (“BMP”), and Hellman & Friedman, L.P., an affiliate of H&F (“HFLP,” and, together with BMP, the “Managers”), for a term of twelve years. Pursuant to the agreement, the Company paid the Managers, at the closing of the Merger, a $30,000 transaction fee in consideration for the Managers undertaking financial and structural analysis, due diligence and other assistance related to the Merger and reimbursed the Managers for any out-of-pocket expenses incurred by the Managers in connection with the Merger and the provision of services under the agreement. In addition, in consideration for certain advisory services, the Company is obligated to pay the Managers at the beginning of each fiscal year an aggregate advisory fee of $6,000 or an agreed upon amount not to exceed 2% of consolidated EBITDA (as defined in the Senior Credit Agreement) for such fiscal year. Pursuant to the agreement, the Managers are also entitled to receive transaction fees equal to 1% of the aggregate transaction value upon the consummation of any acquisition, divestiture, disposition, merger, consolidation, restructuring or recapitalization, issuance of private or public debt or equity securities (including an initial public offering of equity securities), financing or similar transaction involving the Company.

Pursuant to the agreement, in connection with or in anticipation of a change in control of the Company, sale of all or substantially all of the assets of the Company or an initial public offering of the equity of the Company or parent entity of the Company or their successors, the Managers have the option to receive, in consideration of such Manager’s role in facilitating such transaction and in settlement of the termination of the services, a single lump sum cash payment equal to the then-present value of all the then-current and future annual advisory fees payable under the agreement, assuming a remaining twelve-year payment period. To the extent that the Company does not pay the lump sum fee when due, the obligation will accrue interest at an annual rate of 10%, compounded quarterly.

During the period from November 2, 2011 to December 31, 2011, the Company paid $30,000 ($28,050 to BMP and $1,950 to HFLP) in transaction fees, $986 ($715 to BMP and $271 to HFLP) in advisory fees and $400 as reimbursement to BMP for their out of pocket expenses. With respect to the Merger transaction fee, the fee was paid by the Company on behalf of Parent. As a result, the Merger transaction fee was reflected as a reduction of the equity contributed by Parent. The advisory fee was reflected within sales, marketing, general and administrative expense in the accompanying consolidated statements of operations.

Transaction Fee Letter Agreement

In connection with the 2011 Transactions, Parent entered into an agreement with Blackstone Advisory Partners L.P. (“BAP”) whereby BAP agreed to provide advisory services, including general business and financial analysis, transaction feasibility analysis, due diligence support, pricing analysis, assistance with negotiations and the development of a general transaction strategy. In exchange for these services, Parent agreed to pay a transaction fee of $10,000 that was contingent upon the closing of the Merger. Immediately following the Merger, Parent caused the Company to pay $10,000 to BAP on behalf of Parent. This fee, as it was incurred on behalf of Parent, was reflected as a reduction of the equity contributed by Parent.

2019 Notes and Term Loans Held by Related Party

During the period from November 2, 2011 to December 31, 2011, certain investment funds managed by GSO Capital Partners LP (the “GSO-managed funds”) held a portion of the 2019 Notes and the Senior Credit Facilities. GSO Advisor Holdings LLC (“GSO Advisor”) is the general partner of GSO Capital Partners LP. Blackstone, indirectly through its subsidiaries, holds all of the issued and outstanding equity interests of GSO Advisor. As of December 31, 2011, the GSO-managed funds held $100,000 in principal amount of the 2019 Notes and $52,500 in principal amount of the Senior Credit Facilities ($525 of which is classified within current portion of long-term debt). The Company paid $571 in interest on the Senior Credit Facilities to the GSO-managed funds in the period from November 2, 2011 to December 31, 2011.

Transactions with Blackstone Portfolio Companies

The Company provides various services to certain Blackstone portfolio companies under contracts that were executed in the normal course of business prior to the Merger. The Company recognized revenue of $769 and $4,478 related to services provided to Blackstone portfolio companies for the periods from November 2, 2011 to December 31, 2011 and January 1, 2011 to November 1, 2011, respectively.

Transactions with H&F Portfolio Companies

The Company both purchases from, and provides various services to, certain H&F portfolio companies under contracts that were executed in the normal course of business. The Company recognized revenue of $206, $1,174, 1,266 and $1,125 related to services provided to H&F portfolio companies for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively. The Company paid H&F portfolio companies $0, $247, $143 and $46 related to services provided to the Company for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively.

Other

During 2009, the Company executed an agreement with Patni Computer Systems Ltd. (“Patni”), a company in which General Atlantic had a substantial ownership interest, to outsource certain mailroom and verification services. Under this agreement, the Company paid Patni approximately $2,202, $3,855 and $441 in 2011, 2010 and 2009, respectively, in connection with services received under this agreement. In May 2011, General Atlantic sold all of its interests in Patni.

Following the merger of Allscripts-Misys Healthcare Solutions, Inc. (“Allscripts”) and Eclipsys Corporation in the third quarter of 2010, Philip M. Pead, a member of the Company’s board of directors at that time, was appointed as executive Chairman of the Board of Allscripts. The Company made payments of $1,647 during 2011 and $2,277 during 2010, to Allscripts under preexisting agreements between the Company and Allscripts for connectivity and other services. Mr. Pead resigned from the Company’s board of directors in August 2011.

Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting

13. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the Company’s audited consolidated financial statements included in the Annual Report for the year ended December 31, 2011.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing services and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

Successor - Three Months Ended June 30, 2012
	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$58,269	$—	$—	$—	$58,269
Payment services	65,286	—	—	—	65,286
Patient statements	—	64,584	—	—	64,584
Revenue cycle management	—	75,360	—	—	75,360
Dental	—	8,028	—	—	8,028
Pharmacy services	—	—	22,941	—	22,941
Inter-segment revenues	1,022	194	87	(1,303)	—

Net revenue	124,577	148,166	23,028	(1,303)	294,468
Costs and expenses:
Cost of operations	82,896	91,341	9,567	(1,239)	182,565
Development and engineering	2,895	3,489	1,587	—	7,971
Sales, marketing, general and administrative	7,546	9,336	1,448	18,854	37,184

Segment contribution	$31,240	$44,000	$10,426	$(18,918)	66,748

Depreciation and amortization					46,626
Accretion					8,579
Interest expense, net					42,902
Loss on extinguishment of debt					21,853

Loss before income tax benefit					$(53,212)

Predecessor - Three Months Ended June 30, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$52,972	$—	$—	$—	$52,972
Payment services	62,507	—	—	—	62,507
Patient statements	—	65,022	—	—	65,022
Revenue cycle management	—	72,945	—	—	72,945
Dental	—	7,871	—	—	7,871
Pharmacy services	—	—	20,793	—	20,793
Inter-segment revenue	865	124	—	(989)	—

Net revenue	116,344	145,962	20,793	(989)	282,110
Costs and expenses:
Cost of operations	77,014	88,514	8,773	(928)	173,373
Development and engineering	2,582	3,801	1,762	—	8,145
Sales, marketing, general and administrative	7,875	11,105	1,401	13,714	34,095

Segment contribution	$28,873	$42,542	$8,857	$(13,775)	66,497

Depreciation and amortization					38,934
Interest expense, net					12,650
Other					(2,235)

Income before income tax provision					$17,148

Successor - Six Months Ended June 30, 2012

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$110,913	$—	$—	$—	$110,913
Payment services	130,695	—	—	—	130,695
Patient statements	—	127,103	—	—	127,103
Revenue cycle management	—	148,967	—	—	148,967
Dental	—	16,200	—	—	16,200
Pharmacy services	—	—	46,625	—	46,625
Inter-segment revenues	1,906	438	180	(2,524)	—

Net revenue	243,514	292,708	46,805	(2,524)	580,503
Costs and expenses:
Cost of operations	159,988	181,049	19,113	(2,394)	357,756
Development and engineering	5,660	7,326	3,266	—	16,252
Sales, marketing, general and administrative	16,122	19,256	3,074	33,620	72,072

Segment contribution	$61,744	$85,077	$21,352	$(33,750)	134,423

Depreciation and amortization					91,782
Accretion					12,346
Interest expense, net					88,641
Loss on extinguishment of debt					21,853

Loss before income tax benefit					$(80,199)

Predecessor - Six Months Ended June 30, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$100,528	$—	$—	$—	$100,528
Payment services	124,742	—	—	—	124,742
Patient statements	—	128,539	—	—	128,539
Revenue cycle management	—	142,799	—	—	142,799
Dental	—	15,604	—	—	15,604
Pharmacy services	—	—	41,398	—	41,398
Inter-segment revenue	1,720	239	—	(1,959)	—

Net revenue	226,990	287,181	41,398	(1,959)	553,610
Costs and expenses:
Cost of operations	152,199	174,362	17,300	(1,835)	342,026
Development and engineering	4,952	7,716	3,462	—	16,130
Sales, marketing, general and administrative	15,322	22,348	2,863	26,730	67,263

Segment contribution	$54,517	$82,755	$17,773	$(26,854)	128,191

Depreciation and amortization					76,956
Interest expense, net					25,275
Other					(3,638)

Income before income tax provision					$29,598

20. Segment Reporting

Management views the Company’s operating results in three reportable segments: (a) payer services, (b) provider services and (c) pharmacy services. Listed below are the results of operations for each of the reportable segments. This information is reflected in the manner utilized by management to make operating decisions, assess performance and allocate resources. Segment assets are not presented to management for purposes of operational decision making, and therefore are not included in the accompanying tables. The accounting policies of the reportable segments are the same as those described in the summary of significant accounting policies in the notes to the consolidated financial statements.

Payer Services Segment

The payer services segment provides payment cycle solutions to healthcare payers, both directly and through the Company’s channel partners, that simplify the administration of healthcare related to insurance eligibility and benefit verification, claims filing, payment integrity and claims and payment distribution. Additionally, the payer services segment provides consulting services primarily to healthcare payers.

Provider Services Segment

The provider services segment provides revenue cycle management solutions, patient billing and payment services, government program eligibility and enrollment services and clinical exchange capabilities, both directly and through the Company’s channel partners, that simplify the providers’ revenue cycle and workflow, reduce related costs and improve cash flow.

Pharmacy Services Segment

The pharmacy services segment provides electronic prescribing and other electronic solutions to pharmacies, pharmacy benefit management companies and government agencies related to prescription benefit claim filing, adjudication and management.

Other

Inter-segment revenue and expenses primarily represent claims management and patient statement services provided between segments.

Corporate and eliminations includes personnel and other costs associated with the Company’s management, administrative and other corporate services functions and eliminations to remove inter-segment revenues and expenses.

The revenue and total segment contribution for the reportable segments are as follows:

Successor — For the period from November 2, 2011 to December 31, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$35,004	$—	$—	$—	$35,004
Payment services	42,207	—	—	—	42,207
Patient statements	—	41,927	—	—	41,927
Revenue cycle management	—	51,123	—	—	51,123
Dental	—	5,167	—	—	5,167
Pharmacy services	—	—	14,956	—	14,956
Inter-segment revenues	514	107	62	(683)	—

Net revenue	77,725	98,324	15,018	(683)	190,384
Costs and expenses
Cost of operations	51,102	60,710	6,252	(643)	117,421
Development and engineering	1,940	2,234	979	—	5,153
Sales, marketing, general and administrative	5,870	4,518	830	10,560	21,778
Accretion	—	—	—	2,459	2,459
Transaction related costs	—	—	—	17,857	17,857

Segment contribution	18,813	$30,862	$6,957	$(30,916)	25,716

Depreciation and amortization					29,094
Interest expense, net					29,343
Other					(5,843)

Loss before income tax provision					$(26,878)

Predecessor — For the period from January 1, 2011 to November 1, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$171,288	$—	$—	$—	$171,288
Payment services	206,828	—	—	—	206,828
Patient statements	—	213,585	—	—	213,585
Revenue cycle management	—	240,861	—	—	240,861
Dental	—	25,926	—	—	25,926
Pharmacy services	—	—	70,776	—	70,776
Inter-segment revenues	2,845	450	—	(3,295)	—

Net revenue	380,961	480,822	70,776	(3,295)	929,264
Costs and expenses
Cost of operations	255,437	291,055	29,134	(3,085)	572,541
Development and engineering	8,700	11,693	5,697	—	26,090
Sales, marketing, general and administrative	26,905	38,385	5,078	41,095	111,463
Transaction related costs	10,443	9,029	2,282	44,871	66,625

Segment contribution	$79,476	$130,660	$28,585	$(86,176)	152,545

Depreciation and amortization					128,761
Interest expense, net					43,201
Other					(8,036)

Loss before income tax provision					$(11,381)

Predecessor — For the Year Ended December 31, 2010

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$192,385	$—	$—	$—	$192,385
Payment services	234,176	—	—	—	234,176
Patient statements	—	262,521	—	—	262,521
Revenue cycle management	—	199,873	—	—	199,873
Dental	—	31,403	—	—	31,403
Pharmacy services	—	—	81,794	—	81,794
Inter-segment revenue	3,501	402	—	(3,903)	—

Net revenue	430,062	494,199	81,794	(3,903)	1,002,152
Costs and expenses
Cost of operations	281,853	304,245	30,044	(3,775)	612,367
Development and engineering	9,475	13,993	7,170	—	30,638
Sales, marketing, general and administrative	28,914	33,982	6,133	47,918	116,947

Segment contribution	$109,820	$141,979	$38,447	$(48,046)	242,200

Depreciation and amortization					124,721
Interest expense, net					61,017
Other income					(9,284)

Income before income tax provision					$65,746

Predecessor — For the Year Ended December 31, 2009

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$184,605	$—	$—	$—	$184,605
Payment services	211,985	—	—	—	211,985
Patient statements	—	274,390	—	—	274,390
Revenue cycle management	—	155,112	—	—	155,112
Dental	—	31,513	—	—	31,513
Pharmacy services	—	—	60,843	—	60,843
Inter-segment revenue	902	1,498	—	(2,400)	—

Net revenue	397,492	462,513	60,843	(2,400)	918,448
Costs and expenses
Cost of operations	253,471	294,471	16,668	(1,974)	562,636
Development and engineering	11,744	12,893	5,902	—	30,539
Sales, marketing, general and administrative	26,980	35,070	8,102	48,844	118,996

Segment contribution	$105,297	$120,079	$30,171	$(49,270)	206,277

Depreciation and amortization					105,321
Interest expense, net					70,171
Other income					(519)

Income before income tax provision					$31,304

Accumulated Other Comprehensive Income (Loss)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)

14. Accumulated Other Comprehensive Income (Loss)

The following is a summary of the accumulated other comprehensive income (loss) balances, net of taxes, as of and for the six months ended June 30, 2012.

	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2012	$(194)	$—	$(194)
Change associated with foreign currency translation	234	—	234
Change associated with current period hedging	—	(1,264)	(1,264)
Reclassification into earnings	—	(1,070)	(1,070)

Balance at June 30, 2012	$40	$(2,334)	$(2,294)

21. Accumulated Other Comprehensive (Loss) Income

The following is a summary of the accumulated other comprehensive (loss) income balances, net of taxes for the Sucessor period from November 2, 2011 to December 31, 2011 and, net of taxes and noncontrolling interest, for the Predecessor period from January 1, 2011 to November 1, 2011.

	Foreign Currency Translation Adjustment	Discontinued Cash Flow Hedge	Accumulated Other Comprehensive Income
Balance at January 1, 2011 (Predecessor)	$34	$(2,603)	$(2,569)
Change associated with foreign currency translation	80	—	80
Reclassification into earnings	—	2,173	2,173

Balance at November 1, 2011 (Predecessor)	114	(430)	(316)
Elimination of Predecessor accumulated other comprehensive (loss) income	(114)	430	316
Change associated with foreign currency translation	(194)	—	(194)

Balance at December 31, 2011 (Successor)	$(194)	$—	$(194)

Supplemental Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Supplemental Condensed Consolidating Financial Information

15. Supplemental Condensed Consolidating Financial Information

In lieu of providing separate annual and interim financial statements for each guarantor of debt securities to be registered, Regulation S-X of SEC Guidelines, Rules, and Regulations (“Regulation S-X”) provides companies, if certain criteria are satisfied, with the option to instead provide condensed consolidating financial information for its issuers, guarantors and non-guarantors. In the case of the Company, the applicable criteria include the following: (i) the Senior Notes are fully and unconditionally guaranteed on a joint and several basis, (ii) each of the guarantors of the Senior Notes is a direct or indirect wholly-owned subsidiary of the Company and (iii) any non-guarantors are considered minor as that term is defined in Regulation S-X. Because each of these criteria has been satisfied by the Company and the Senior Notes must be registered with the Securities and Exchange Commission (the “SEC”) pursuant to the Indentures, summarized condensed consolidating balance sheets as of June 30, 2012 and December 31, 2011, unaudited condensed consolidating statements of operations and comprehensive income (loss) for the three and six months ended June 30, 2012 and 2011, respectively, and condensed consolidating cash flows for the six months ended June 30, 2012 and June 30, 2011, respectively, for the Company, segregating the issuer, the subsidiary guarantors and consolidating adjustments, are reflected below. Prior year amounts have been reclassified to conform to the current year presentation.

Condensed Consolidating Balance Sheet

	Successor
	As of June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$47	$52,341	$—	$52,388
Accounts receivable, net of allowance for doubtful accounts	—	192,036	—	192,036
Deferred income tax assets	—	5,088	—	5,088
Prepaid expenses and other current assets	3,870	17,124	—	20,994

Total current assets	3,917	266,589	—	270,506
Property and equipment, net	5	276,804	—	276,809
Due from affiliates	—	59,717	(59,717)	—
Investment in consolidated subsidiaries	1,911,811	—	(1,911,811)	—
Goodwill	—	1,482,878	—	1,482,878
Intangible assets, net	156,000	1,630,498	—	1,786,498
Other assets, net	8,902	22,889	—	31,791

Total assets	$2,080,635	$3,739,375	$(1,971,528)	$3,848,482

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$11,608	$—	$11,608
Accrued expenses	44,237	92,332	—	136,569
Deferred revenues	—	8,664	—	8,664
Current portion of long-term debt	4,075	12,730	—	16,805

Total current liabilities	48,312	125,334	—	173,646
Due to affiliates	59,717	—	(59,717)	—
Long-term debt, excluding current portion	782,342	1,224,705	—	2,007,047
Deferred income tax liabilities	6,848	475,032	—	481,880
Tax receivable agreement obligations to related parties	129,823	—	—	129,823
Other long-term liabilities	1,156	2,493	—	3,649
Commitments and contingencies
Equity	1,052,437	1,911,811	(1,911,811)	1,052,437

Total liabilities and equity	$2,080,635	$3,739,375	$(1,971,528)	$3,848,482

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	5,862	—	5,862
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,029	—	249,673
Property and equipment, net	8	277,760	—	277,768
Due from affiliates	—	55,471	(55,471)	—
Investment in consolidated subsidiaries	1,941,142	—	(1,941,142)	—
Goodwill	—	1,443,574	—	1,443,574
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,256	30,147	—	39,403

Total assets	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,283	112,813	—	132,096
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,357	139,161	—	162,518
Due to affiliates	55,471	—	(55,471)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	31,881	470,163	—	502,044
Tax receivable agreement obligations to related parties	117,477	—	—	117,477
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies
Equity	1,103,789	1,941,142	(1,941,142)	1,103,789

Total liabilities and equity	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

Condensed Consolidating Statement of Operations

	Successor
	Three Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$294,468	$—	$294,468
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	182,565	—	182,565
Development and engineering	—	7,971	—	7,971
Sales, marketing, general and administrative	2,730	34,454	—	37,184
Depreciation and amortization	2,251	44,375	—	46,626
Accretion	8,579	—	—	8,579

Operating income (loss)	(13,560)	25,103	—	11,543
Equity in earnings of consolidated subsidiaries	12,029	—	(12,029)	—
Interest expense, net	23,693	19,209	—	42,902
Loss on extinguishment of debt	495	21,358	—	21,853

Income (loss) before income tax benefit	(49,777)	(15,464)	12,029	(53,212)
Income tax benefit	(14,385)	(3,435)	—	(17,820)

Net income (loss)	$(35,392)	$(12,029)	$12,029	$(35,392)

Condensed Consolidating Statement of Operations

	Predecessor
	Three Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$282,110	$—	$282,110
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	173,373	—	173,373
Development and engineering	—	8,145	—	8,145
Sales, marketing, general and administrative	779	33,316	—	34,095
Depreciation and amortization	1	38,933	—	38,934

Operating income (loss)	(780)	28,343	—	27,563
Equity in earnings of consolidated subsidiaries	(11,485)	—	11,485	—
Interest expense, net	747	11,903	—	12,650
Other	—	(2,235)	—	(2,235)

Income (loss) before income tax provision	9,958	18,675	(11,485)	17,148
Income tax provision	4,157	3,763	—	7,920

Net income (loss)	5,801	14,912	(11,485)	9,228
Net income attributable to noncontrolling interest	—	—	3,427	3,427

Net income (loss) attributable to Emdeon Inc.	$5,801	$14,912	$(14,912)	$5,801

Condensed Consolidating Statement of Operations

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$580,503	$—	$580,503
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	357,756	—	357,756
Development and engineering	—	16,252	—	16,252
Sales, marketing, general and administrative	4,654	67,418	—	72,072
Depreciation and amortization	4,502	87,280	—	91,782
Accretion	12,346	—	—	12,346

Operating income (loss)	(21,502)	51,797	—	30,295
Equity in earnings of consolidated subsidiaries	7,741	—	(7,741)	—
Interest expense, net	46,851	41,790	—	88,641
Loss on extinguishment of debt	495	21,358	—	21,853

Income (loss) before income tax benefit	(76,589)	(11,351)	7,741	(80,199)
Income tax benefit	(23,662)	(3,610)	—	(27,272)

Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)

Condensed Consolidating Statement of Operations

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$553,610	$—	$553,610
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	342,026	—	342,026
Development and engineering	—	16,130	—	16,130
Sales, marketing, general and administrative	1,736	65,527	—	67,263
Depreciation and amortization	2	76,954	—	76,956

Operating income (loss)	(1,738)	52,973	—	51,235
Equity in earnings of consolidated subsidiaries	(21,114)	—	21,114	—
Interest expense, net	1,467	23,808	—	25,275
Other	—	(3,638)	—	(3,638)

Income (loss) before income tax provision	17,909	32,803	(21,114)	29,598
Income tax provision	7,715	5,380	—	13,095

Net income (loss)	10,194	27,423	(21,114)	16,503
Net income attributable to noncontrolling interest	—	—	6,309	6,309

Net income (loss) attributable to Emdeon Inc.	$10,194	$27,423	$(27,423)	$10,194

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Three Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(35,392)	$(12,029)	$12,029	$(35,392)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(4,192)	—	—	(4,192)
Foreign currency translation adjustment	—	40	—	40
Equity in other comprehensive earnings	40	—	(40)	—

Other comprehensive income (loss)	(4,152)	40	(40)	(4,152)

Total comprehensive income (loss)	$(39,544)	$(11,989)	$11,989	$(39,544)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Three Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$5,801	$14,912	$(11,485)	$9,228
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes	—	832	—	832
Foreign currency translation adjustment	—	3	—	3
Equity in other comprehensive earnings	656	—	(656)	—

Other comprehensive income (loss)	656	835	(656)	835

Total comprehensive income (loss)	6,457	15,747	(12,141)	10,063
Comprehensive income attributable to noncontrolling interest	—	—	3,606	3,606

Comprehensive income attributable to Emdeon Inc.	$6,457	$15,747	$(15,747)	$6,457

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(2,334)	—	—	(2,334)
Foreign currency translation adjustment	—	234	—	234
Equity in other comprehensive earnings	234	—	(234)	—

Other comprehensive income (loss)	(2,100)	234	(234)	(2,100)

Total comprehensive income (loss)	$(55,027)	$(7,507)	$7,507	$(55,027)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$10,194	$27,423	$(21,114)	$16,503
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes	—	1,643	—	1,643
Foreign currency translation adjustment	—	(5)	—	(5)
Equity in other comprehensive earnings	1,289	—	(1,289)	—

Other comprehensive income (loss)	1,289	1,638	(1,289)	1,638

Total comprehensive income (loss)	11,483	29,061	(22,403)	18,141
Comprehensive income attributable to noncontrolling interest	—	6,658		6,658

Comprehensive income attributable to Emdeon Inc.	$11,483	$22,403	$(22,403)	$11,483

Condensed Consolidating Statement of Cash Flows

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,503	87,279	—	91,782
Deferred income tax benefit	(23,662)	(4,404)	—	(28,066)
Equity in earnings of consolidated subsidiaries	7,741	—	(7,741)	—
Accretion expense	12,346	—	—	12,346
Amortization of debt discount and issuance costs	1,096	3,977	—	5,073
Loss on extinguishment of debt	—	18,293	—	18,293
Other	—	227	—	227
Changes in operating assets and liabilities:
Accounts receivable	—	1,062	—	1,062
Prepaid expenses and other	(1,623)	(2,043)	—	(3,666)
Accounts payable	—	3,231	—	3,231
Accrued expenses, deferred revenue, and other liabilities	26,379	(19,241)	—	7,138
Tax receivable agreement obligations to related parties	(114)	—	—	(114)
Due to/from affiliates	4,246	(4,246)	—	—

Net cash provided by (used in) operating activities	(22,015)	76,394	—	54,379

Investing activities
Purchases of property and equipment	—	(27,430)	—	(27,430)
Payments for acquisitions, net of cash acquired	—	(59,013)	—	(59,013)
Investment in subsidiaries, net	21,866	—	(21,866)	—
Other	—	—	—	—

Net cash provided by (used in) investing activities	21,866	(86,443)	(21,866)	(86,443)

Financing activities
Distributions to Emdeon Inc., net	—	(21,866)	21,866	—
Proceeds from Term Loan Facility	(207)	70,558	—	70,351
Payments on revolver	—	(15,000)	—	(15,000)
Payment of loan costs	(34)	(2,026)	—	(2,060)
Debt principal payments	(135)	(6,177)	—	(6,312)
Repurchase of Parent common stock	—	(317)	—	(317)
Other	—	(135)	—	(135)

Net cash provided by (used in) financing activities	(376)	25,037	21,866	46,527

Net increase (decrease) in cash and cash equivalents	(525)	14,988	—	14,463
Cash and cash equivalents at beginning of period	572	37,353	—	37,925

Cash and cash equivalents at end of period	$47	$52,341	$—	$52,388

Condensed Consolidating Statement of Cash Flows

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$10,194	$27,423	$(21,114)	$16,503
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2	76,954	—	76,956
Equity compensation	305	11,178	—	11,483
Deferred income tax expense (benefit)	9,474	(7,416)	—	2,058
Equity in earnings of consolidated subsidiaries	(21,114)	—	21,114	—
Amortization of debt discount and issuance costs	—	6,945	—	6,945
Amortization of discontinued cash flow hedge from other comprehensive loss	—	1,879	—	1,879
Change in contingent consideration	—	(3,638)	—	(3,638)
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(5,163)	—	(5,163)
Other	—	16	—	16
Changes in operating assets and liabilities:
Accounts receivable	—	(8,819)	—	(8,819)
Prepaid expenses and other	(547)	2,907	—	2,360
Accounts payable	—	3,925	—	3,925
Accrued expenses, deferred revenue, and other liabilities	(794)	1,610	—	816
Tax receivable agreement obligations to related parties	(2,913)	—	—	(2,913)
Due to/from affiliates	448	(448)	—	—

Net cash provided by (used in) operating activities	(4,945)	107,353	—	102,408

Investing activities
Purchases of property and equipment	—	(34,088)	—	(34,088)
Payments for acquisition, net of cash acquired	—	(39,758)	—	(39,758)

Net cash used in investing activities	—	(73,846)	—	(73,846)

Financing activities
Debt principal payments	—	(4,275)	—	(4,275)
Other	395	(1,410)	—	(1,015)

Net cash provided by (used in) financing activities	395	(5,685)	—	(5,290)

Net increase (decrease) in cash and cash equivalents	(4,550)	27,822	—	23,272
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$35,430	$87,030	$—	$122,460

22. Supplemental Condensed Consolidating Financial Information

In lieu of providing separate annual and interim financial statements for each guarantor of debt securities to be registered, Regulation S-X of SEC Guidelines, Rules, and Regulations (“Regulation S-X”) provides companies, if certain criteria are satisfied, with the option to instead provide condensed consolidating financial information for its issuers, guarantors and non-guarantors. In the case of the Company, the applicable criteria include the following (i) the Senior Notes are fully and unconditionally guaranteed on a joint and several basis, (ii) each of the guarantors of the Senior Notes is a direct or indirect wholly-owned subsidiary of the Company and (iii) any non-guarantors are considered minor as that term is defined in Regulation S-X. Because each of these criteria has been satisfied by the Company and the Senior Notes must be registered with the Securities and Exchange Commission (the “SEC”) pursuant to the Indentures, summarized audited condensed consolidating balance sheets at December 31, 2011 and 2010, condensed consolidating statements of operations and cash flows for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, for the Company, segregating the issuer, the subsidiary guarantors and consolidating adjustments, are reflected below. Prior year amounts have been reclassified to conform to the current year presentation.

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	5,862	—	5,862
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,029	—	249,673
Property and equipment, net	8	277,760	—	277,768
Due from affiliates	—	55,471	(55,471)	—
Investment in consolidated subsidiaries	1,941,142	—	(1,941,142)	—
Goodwill	—	1,443,574	—	1,443,574
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,256	30,147	—	39,403

Total assets	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,283	112,813	—	132,096
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,357	139,161	—	162,518
Due to affilates	55,471	—	(55,471)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	31,881	470,163	—	502,044
Tax receivable agreement obligations to related parties	117,477	—	—	117,477
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies
Equity	1,103,789	1,941,142	(1,941,142)	1,103,789

Total liabilities and equity	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

Condensed Consolidating Balance Sheet

	Predecessor
	As of December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$39,980	$59,208	$—	$99,188
Accounts receivable, net of allowance for doubtful accounts	—	174,191	—	174,191
Deferred income tax assets	—	7,913	—	7,913
Prepaid expenses and other current assets	986	24,034	—	25,020

Total current assets	40,966	265,346	—	306,312
Property and equipment, net	9	231,298	—	231,307
Due from affiliates	—	713	(713)	—
Investment in subsidiaries	961,270	—	(961,270)	—
Goodwill	—	908,310	—	908,310
Intangible assets, net	—	1,035,886	—	1,035,886
Other assets, net	3,000	6,750	—	9,750

Total assets	$1,005,245	$2,448,303	$(961,983)	$2,491,565

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$4,732	$—	$4,732
Accrued expenses	4,549	107,696	—	112,245
Deferred revenues	—	12,130	—	12,130
Current portion of long-term debt	4,423	8,071	—	12,494

Total current liabilities	8,972	132,629	—	141,601
Due to affiliates	713	—	(713)	—
Long-term debt, excluding current portion	35,900	897,849	—	933,749
Deferred income tax liabilities	29,602	170,755	—	200,357
Tax receivable agreement obligations to related parties	138,533	—	—	138,533
Other long-term liabilities	—	22,037	—	22,037
Commitments and contingencies
Emdeon Inc. equity	791,525	1,225,033	(1,225,033)	791,525
Noncontrolling interest	—	—	263,763	263,763

Total equity	791,525	1,225,033	(961,270)	1,055,288

Total liabilities and equity	$1,005,245	$2,448,303	$(961,983)	$2,491,565

Condensed Consolidating Statement of Operations

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$190,384	$—	$190,384
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	117,421	—	117,421
Development and engineering	—	5,153	—	5,153
Sales, marketing, general and administrative	1,385	20,393	—	21,778
Depreciation and amortization	1,501	27,593	—	29,094
Accretion	2,459	—	—	2,459
Transaction related costs	485	17,372	—	17,857

Operating income (loss)	(5,830)	2,452	—	(3,378)
Equity in earnings of consolidated subsidiaries	(3,791)	—	3,791	—
Interest expense, net	25,164	4,179	—	29,343
Other income, net	—	(5,843)	—	(5,843)

Income (loss) before income tax provision (benefit)	(27,203)	4,116	(3,791)	(26,878)
Income tax provision (benefit)	(10,510)	325	—	(10,185)

Net income (loss)	$(16,693)	$3,791	$(3,791)	$(16,693)

Condensed Consolidating Statement of Operations

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$929,264	$—	$929,264
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	572,541	—	572,541
Development and engineering	—	26,090	—	26,090
Sales, marketing, general and administrative	12,544	98,919	—	111,463
Depreciation and amortization	3	128,758	—	128,761
Transaction related costs	17,767	48,858	—	66,625

Operating income (loss)	(30,314)	54,098	—	23,784
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Interest expense, net	2,442	40,759	—	43,201
Other income, net	—	(8,036)	—	(8,036)

Income before income tax provision (benefit)	(16,274)	21,375	(16,482)	(11,381)
Income tax provision (benefit)	8,417	(216)	—	8,201

Net income (loss)	(24,691)	21,591	(16,482)	(19,582)
Net income attributable to noncontrolling interest	—	—	5,109	5,109

Net income (loss) attributable to Emdeon Inc.	$(24,691)	$21,591	$(21,591)	$(24,691)

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$1,002,152	$—	$1,002,152
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	612,367	—	612,367
Development and engineering	—	30,638	—	30,638
Sales, marketing, general and administrative	3,198	113,749	—	116,947
Depreciation and amortization	—	124,721	—	124,721

Operating income (loss)	(3,198)	120,677	—	117,479
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Interest expense, net	3,089	57,928	—	61,017
Other income, net	—	(9,284)	—	(9,284)

Income before income tax provision	36,759	72,033	(43,046)	65,746
Income tax provision	17,213	15,366	—	32,579

Net income	19,546	56,667	(43,046)	33,167
Net income attributable to noncontrolling interest	—	—	13,621	13,621

Net income attributable to Emdeon Inc.	$19,546	$56,667	$(56,667)	$19,546

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$918,448	$—	$918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	562,636	—	562,636
Development and engineering	—	30,539	—	30,539
Sales, marketing, general and administrative	1,114	117,882	—	118,996
Depreciation and amortization	—	105,321	—	105,321

Operating income (loss)	(1,114)	102,070	—	100,956
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Interest expense, net	715	69,456	—	70,171
Other income, net	—	(519)	—	(519)

Income before income tax provision	12,610	33,133	(14,439)	31,304
Income tax provision	3,029	14,272	—	17,301

Net income	9,581	18,861	(14,439)	14,003
Net income attributable to noncontrolling interest	—	—	4,422	4,422

Net income attributable to Emdeon Inc.	$9,581	$18,861	$(18,861)	$9,581

Condensed Consolidating Statement of Cash Flows

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(16,693)	$3,791	$(3,791)	$(16,693)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,501	27,593	—	29,094
Equity compensation expense	—		—	—
Deferred income tax expense (benefit)	(10,510)	4,113	—	(6,397)
Equity in earnings of consolidated subsidiaries	(3,791)	—	3,791	—
Accretion expense	2,459	—	—	2,459
Amortization of debt discount and issuance costs	356	1,286	—	1,642
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(2,755)	—	(2,755)
Change in contingent consideration	—	(5,843)	—	(5,843)
Other	—	489	—	489
Changes in operating assets and liabilities:
Accounts receivable	—	(13,447)	—	(13,447)
Prepaid expenses and other	3,318	(192)	—	3,126
Accounts payable	—	(2,912)	—	(2,912)
Accrued expenses, deferred revenue, and other liabilities	(13,261)	(4,283)	—	(17,544)
Due to/from affiliates	(3,769)	3,769	—	—

Net cash provided by (used in) operating activities	(40,390)	11,609	—	(28,781)

Investing activities
Purchases of property and equipment	—	(8,279)	—	(8,279)
Purchases of Emdeon Inc.	(1,597,220)	(345,998)	—	(1,943,218)

Net cash used in investing activities	(1,597,220)	(354,277)	—	(1,951,497)

Financing activities
Proceeds from issuance of stock	863,245	—	—	863,245
Proceeds from Term Loan Facility	25,332	1,159,782	—	1,185,114
Proceeds from Revolving Facility	—	25,000	—	25,000
Proceeds from Senior Notes	729,375	—	—	729,375
Payments on Revolving Facility	—	(10,000)	—	(10,000)
Payment of debt issue costs	(5,871)	(30,030)	—	(35,901)
Debt principal and data sublicense obligation payments	—	(942,138)	—	(942,138)
Other	(2,800)	(68)	—	(2,868)

Net cash provided by financing activities	1,609,281	202,546	—	1,811,827

Net decrease in cash and cash equivalents	(28,329)	(140,122)	—	(168,451)
Cash and cash equivalents at beginning of period	28,901	177,475	—	206,376

Cash and cash equivalents at end of period	$572	$37,353	$—	$37,925

Condensed Consolidating Statement of Cash Flows

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(24,691)	$21,591	$(16,482)	$(19,582)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3	128,758	—	128,761
Equity compensation expense	1,300	53,632	—	54,932
Deferred income tax expense (benefit)	8,417	(23,462)	—	(15,045)
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Amortization of debt discount and issuance costs	—	11,673	—	11,673
Amortization of discontinued cash flow hedge from other comprehensive loss	—	3,167	—	3,167
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(7,983)	—	(7,983)
Change in contingent consideration	—	(8,036)	—	(8,036)
Other	—	1,119	—	1,119
Changes in operating assets and liabilities:
Accounts receivable	—	660	—	660
Prepaid expenses and other	88	6,550	—	6,638
Accounts payable	—	8,505	—	8,505
Accrued expenses, deferred revenue, and other liabilities	29,263	18,350	—	47,613
Tax receivable agreement obligations to related parties	(3,519)	—	—	(3,519)
Due to/from affiliates	(2,667)	2,667	—	—

Net cash provided (used in) by operating activities	(8,288)	217,191	—	208,903

Investing activities
Purchases of property and equipment	—	(51,902)	—	(51,902)
Payments for acquisitions, net of cash acquired	—	(39,422)	—	(39,422)

Net cash used in investing activities	—	(91,324)	—	(91,324)

Financing activities
Debt principal and data sublicense obligation payments	(3,716)	(6,412)	—	(10,128)
Other	925	(1,188)	—	(263)

Net cash used in financing activities	(2,791)	(7,600)	—	(10,391)

Net increase (decrease) in cash and cash equivalents	(11,079)	118,267	—	107,188
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$28,901	$177,475	$—	$206,376

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$19,546	$56,667	$(43,046)	$33,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2	124,719	—	124,721
Equity compensation expense	760	16,961	—	17,721
Deferred income tax expense (benefit)	17,213	(4,977)	—	12,236
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Amortization of debt discount and issuance costs	—	12,911	—	12,911
Amortization of discontinued cash flow hedge from other comprehensive loss	—	5,800	—	5,800
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(3,908)	—	(3,908)
(Gain) loss on abandonment of leased properties	—	(105)	—	(105)
Change in contingent consideration	—	(9,284)	—	(9,284)
Other	—	524	—	524
Changes in operating assets and liabilities:
Accounts receivable	—	(2,429)	—	(2,429)
Prepaid expenses and other	(425)	(12,127)	—	(12,552)
Accounts payable	—	(7,499)	—	(7,499)
Accrued expenses, deferred revenue, and other liabilities	(92)	543	—	451
Tax receivable agreement obligations to related parties	95	—	—	95
Due to/from affiliates	504	(504)	—	—

Net cash provided by (used in) operating activities	(5,443)	177,292	—	171,849

Investing activities
Purchases of property and equipment	—	(79,988)	—	(79,988)
Payments for acquisitions, net of cash acquired	—	(251,464)	—	(251,464)
Investment in subsidiary	(80,000)	—	80,000	—
Other	(3,000)	—	—	(3,000)

Net cash provided by (used in) investing activities	(83,000)	(331,452)	80,000	(334,452)

Financing activities
Proceeds from issuance of stock	306	—	—	306
Capital contribution from Emdeon Inc.	—	80,000	(80,000)	—
Proceeds from incremental term loan	—	97,982	—	97,982
Debt principal and sublicense obligation payments	(3,624)	(7,799)	—	(11,423)
Repayment of assumed debt obligations	—	(35,254)	—	(35,254)
Other	—	(1,819)	—	(1,819)

Net cash provided by (used in) financing activities	(3,318)	133,110	(80,000)	49,792

Net decrease in cash and cash equivalents	(91,761)	(21,050)	—	(112,811)
Cash and cash equivalents at beginning of period	131,741	80,258	—	211,999

Cash and cash equivalents at end of period	$39,980	$59,208	$—	$99,188

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$9,581	$18,861	$(14,439)	$14,003
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	105,321	—	105,321
Equity compensation expense	307	25,108	—	25,415
Deferred income tax expense (benefit)	3,029	(4,277)	—	(1,248)
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Amortization of debt discount and issuance costs	—	11,947	—	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss	—	7,970	—	7,970
(Gain) loss on abandonment of leased properties	—	1,675	—	1,675
Other	—	(502)	—	(502)
Changes in operating assets and liabilities:
Accounts receivable	—	(2,571)	—	(2,571)
Prepaid expenses and other	(561)	5,506	—	4,945
Accounts payable	—	4,731	—	4,731
Accrued expenses, deferred revenue, and other liabilities	745	(9,979)	—	(9,234)
Tax receivable agreement obligations to related parties	299	—	—	299
Due to/from affiliates	97	(97)	—	—

Net cash provided by (used in) operating activities	(942)	163,693	—	162,751

Investing activities
Purchases of property and equipment	—	(48,292)	—	(48,292)
Payments for acquisitions, net of cash acquired	—	(76,250)	—	(76,250)
Purchases of Emdeon Business Services, net of cash acquired	(11)	11	—	—
Other	—	1,300	—	1,300

Net cash used in investing activities	(11)	(123,231)	—	(123,242)

Financing activities
Proceeds from issuance of stock	145,165	2,799	—	147,964
Repurchase of Class A common stock	(1,586)	—	—	(1,586)
Repurchase of Units of EBS Master LLC	(5,373)	—	—	(5,373)
Debt principal and sublicense obligation payments	(5,653)	(23,550)	—	(29,203)
Repayment of assumed debt obligations	—	(200)	—	(200)
Payments on revolver	—	(10,000)	—	(10,000)
Proceeds from capital contribution	138	(138)	—	—
Capital contributions from stockholders	—	203	—	203
Other	—	(793)	—	(793)

Net cash provided by (used in) financing activities	132,691	(31,679)	—	101,012

Net (decrease) increase in cash and cash equivalents	131,738	8,783	—	140,521
Cash and cash equivalents at beginning of period	3	71,475	—	71,478

Cash and cash equivalents at end of period	$131,741	$80,258	$—	$211,999

Subsequent Event	12 Months Ended
Dec. 31, 2011
Subsequent Event

23. Subsequent Event

In January 2012, the Company executed three new interest rate swap agreements, each of which mature in February 2017, to reduce the variability of interest payments associated with the Term Loan Facility. These interest rate swap agreements have notional amounts of $320,000, $160,000 and $160,000, respectively, and have the effect of fixing the Company’s interest payments on the hedged portion (collectively, $640,000) of the Term Loan Facility at 7.1485%.

Basis of Presentation and Summary of Significant New Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X and, in the opinion of management, reflect all normal recurring adjustments necessary for a fair presentation of results for the unaudited interim periods presented. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted. The results of operations for the interim period are not necessarily indicative of the results to be obtained for the full fiscal year. All material intercompany accounts and transactions have been eliminated in the unaudited condensed consolidated financial statements.

Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles and include all subsidiaries and entities that are controlled by the Company. The results of operations for companies acquired are included in the consolidated financial statements from the effective date of acquisition. All material intercompany accounts and transactions have been eliminated in the consolidated financial statements.

Reclassifications	Reclassifications Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.	Reclassifications Certain reclassifications have been made to the prior period financial statements to conform to the current period presentation.
Noncontrolling Interest

Noncontrolling Interest

For periods prior to the Merger, noncontrolling interest represents the noncontrolling stockholders’ proportionate share of equity and net income of EBS Master, a former majority owned subsidiary of the Company that became wholly-owned as a result of the 2011 Transactions.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates on historical experience, current business factors and various other assumptions that the Company believes are necessary to consider in order to form a basis for making judgments about the carrying values of assets and liabilities, the recorded amounts of revenue and expenses and disclosure of contingent assets and liabilities. The Company is subject to uncertainties such as the impact of future events, economic, environmental and political factors and changes in the Company’s business environment; therefore, actual results could differ from these estimates. Accordingly, the accounting estimates used in the preparation of the Company’s financial statements will change as new events occur, as more experience is acquired, as additional information is obtained and as the Company’s operating environment changes. Changes in estimates are made when circumstances warrant. Such changes in estimates and refinements in estimation methodologies are reflected in the reported results of operations; and if material, the effects of changes in estimates are disclosed in the notes to the consolidated financial statements. Estimates and assumptions by management affect: the allowance for doubtful accounts; the fair value assigned to assets acquired and liabilities assumed in business combinations; tax receivable agreement obligations; the fair value of interest rate swap obligations; contingent consideration; the carrying value of long-lived assets (including goodwill and intangible assets); the amortization period of long-lived assets (excluding goodwill); the carrying value, capitalization and amortization of software development costs; the provision and benefit for income taxes and related deferred tax accounts; certain accrued expenses; revenue recognition; contingencies; and the value attributed to equity awards.

Business Combinations

Business Combinations

The Company allocates the consideration transferred (i.e. purchase price) in a business combination to the acquired business’ identifiable assets, liabilities and noncontrolling interests at their acquisition date fair value. The excess of the consideration transferred over the amount allocated to the identifiable assets and liabilities and noncontrolling interest, if any, is recorded as goodwill. Any excess of the fair value of the identifiable assets acquired and liabilities assumed over the consideration transferred, if any, is generally recognized within earnings as of the acquisition date.

The fair value of the consideration transferred, assets, liabilities and noncontrolling interests is estimated based on one or a combination of income, costs or market approaches as determined based on the nature of the asset or liability and the level of inputs available to the Company (i.e. quoted prices in an active market, other observable inputs or unobservable inputs). To the extent that the Company’s initial accounting for a business combination is incomplete at the end of a reporting period, provisional amounts are reported for those items which are incomplete. The Company retroactively adjusts such provisional amounts as of the acquisition date once new information is received about facts and circumstances that existed as of the acquisition date.

Cash and Cash Equivalents		Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The allowance for doubtful accounts reflects the Company’s best estimate of losses inherent in the Company’s receivables portfolio determined on the basis of historical experience, specific allowances for known troubled accounts and other currently available evidence.

Software Development Costs

Software Development Costs

Software development costs that are incurred in the preliminary project stage are expensed as incurred. Once certain criteria have been met, direct costs incurred in developing or obtaining computer software are capitalized. Training and data conversion costs are expensed as incurred. Capitalized software costs are included in property and equipment in the accompanying consolidated balance sheets and are amortized over a three-year period.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets. The useful lives for newly acquired assets are generally as follows:

Computer equipment	3-5 years

Production equipment	5-7 years

Office equipment, furniture and fixtures	3-7 years

Software	3 years

Technology	6 years

Leasehold improvements	Shorter of useful life or lease term

Expenditures for maintenance, repair and renewals of minor items are expensed as incurred. Expenditures for maintenance, repair and renewals that extend the useful life of an asset are capitalized.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill and intangible assets resulting from the Company’s acquisitions are accounted for using the acquisition method of accounting. Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the related assets generally as follows:

Customer relationships	10 to 20 years

Tradenames	20 years

Data sublicense agreement	6 years

Non-compete agreements	5 years

Backlog	1 to 2 years

The Company qualitatively assesses the carrying value of goodwill as of October 1 of each year to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. In such cases, the Company determinates whether potential impairment losses are present by comparing the carrying value of its reporting units to the fair value of its reporting units. If the fair value of the reporting unit is less than the carrying value of the reporting unit, then a hypothetical acquisition method allocation is used to determine the amount of goodwill impairment. The Company recognized no impairment in conjunction with its most recent goodwill impairment analysis.

Long-Lived Assets

Long-Lived Assets

Long-lived assets used in operations are reviewed for impairment whenever events or changes in circumstances indicate that carrying amounts may not be recoverable. For long-lived assets to be held and used, the Company recognizes an impairment loss only if its carrying amount is not recoverable through its undiscounted cash flows and measures the impairment loss based on the difference between the carrying amount and fair value. Long-lived assets held for sale are reported at the lower of cost or fair value less costs to sell.

Other Assets

Other Assets

Other assets consist primarily of debt issuance costs, a cost method investment and other miscellaneous items. Debt issuance costs are generally amortized using the effective interest method over the term of the debt. The amortization is included in interest expense in the accompanying consolidated statements of operations.

Derivatives

Derivatives

Derivative financial instruments are used to manage the Company’s interest rate exposure. The Company does not enter into financial instruments for speculative purposes. Derivative financial instruments are accounted for and measured at fair value and recorded on the balance sheet. For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the forecasted transaction in the same period or periods during which the hedged transaction affects earnings (for example, in “interest expense” when the hedged transactions are interest cash flows associated with floating-rate debt). The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in interest expense in current earnings during the period of change.

Equity Compensation

Equity Compensation

Compensation expense related to the Company’s equity awards is generally recognized on a straight-line basis over the requisite service period. For awards subject to vesting based on performance conditions, however, compensation expense is recognized under the accelerated method. The fair value of the equity awards is determined by use of a Black-Scholes model and assumptions as to expected term, expected volatility, expected dividends and the risk free rate.

Revenue Recognition

Revenue Recognition

The Company generates virtually all of its revenue by providing solutions that automate and simplify business and administrative functions for payers, providers and pharmacies, generally on either a per transaction, per document, per communication or per member per month basis or, in some cases, on a monthly flat fee, contingent fee or hourly basis.

Revenue for transaction-related services, payment services, patient statements and consulting services are recognized as the services are provided. Postage fees related to the Company’s payment services and patient statement volumes are recorded on a gross basis. Revenue for our government eligibility and enrollment and accounts receivable management services generally are recognized at the time that our provider customer receives notice from the payer of a pending payment.

Cash receipts or billings in advance of revenue recognition are recorded as deferred revenues in the accompanying consolidated balance sheets.

The Company excludes sales and use tax from revenue in the accompanying consolidated statements of operations.

Income Taxes

Income Taxes

The Company records deferred income taxes for the tax effect of differences between book and tax bases of its assets and liabilities, as well as differences relating to the timing of recognition of income and expenses.

Deferred income taxes reflect the available net operating losses and the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Realization of the future tax benefits related to deferred tax assets is dependent on many factors, including the Company’s past earnings history, expected future earnings, the character and jurisdiction of such earnings, unsettled circumstances that, if unfavorably resolved, would adversely affect utilization of its deferred tax assets, carryback and carryforward periods and tax strategies that could potentially enhance the likelihood of realization of a deferred tax asset.

The Company recognizes tax benefits for uncertain tax positions at the time the Company concludes that the tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. The benefit, if any, is measured as the largest amount of benefit, determined on a cumulative probability basis that is more likely than not to be realized upon ultimate settlement. Tax positions failing to qualify for initial recognition are recognized in the first subsequent interim period that they meet the more likely than not standard, are resolved through negotiation or litigation with the taxing authority or on expiration of the statute of limitations.

Tax Receivable Agreement Obligations

Tax Receivable Agreement Obligations

In connection with the IPO, the Company entered into tax receivable agreements which obligated the Company to make payments to certain current and former owners of the Company, including affiliates of General Atlantic LLC (“General Atlantic”), H&F and certain members of management, equal to 85% of the applicable cash savings that the Company realizes as a result of tax attributes arising from certain previous transactions, including the 2011 Transactions. In connection with the 2011 Transactions, General Atlantic assigned its rights under the tax receivable agreements to affiliates of Blackstone (Blackstone, together with H&F and certain current and former members of management, are hereinafter sometimes referred to collectively as the “TRA Members”).

Prior to the Merger, the Company’s balance sheet reflected these obligations at the amount that was both probable and reasonably estimable. In connection with the Merger, the tax receivable agreement obligations were adjusted to their fair value. The fair value of the obligations at the time of the Merger is being accreted to the amount of the gross expected obligations using the interest method. Changes in the amount of these obligations resulting from changes to either the timing or amount of cash flows are recognized in the period of change and measured using the discount rate inherent in the initial fair value of the obligations. The accretion of these obligations is classified as a separate caption in the accompanying consolidated statements of operations.

Nature of Business and Organization (Tables)	12 Months Ended
Dec. 31, 2011
Transaction-Related Costs Incurred and Included In the Accompanying Consolidated Statements of Operations

The following transaction-related costs were incurred as a result of the 2011 Transactions and are included in the accompanying consolidated statements of operations for the respective periods indicated.

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011
Accelerated vesting of equity compensation	$—	$35,285
Professional and other advisory fees	—	27,573
Expenses incurred in connection with the refinancing of existing debt	16,857	—
Transaction-related bonuses and severance	1,000	3,767

Total	$17,857	$66,625

Basis of Presentation and Summary of Significant New Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Useful Lives of Newly Acquired Assets

The useful lives for newly acquired assets are generally as follows:

Computer equipment	3-5 years

Production equipment	5-7 years

Office equipment, furniture and fixtures	3-7 years

Software	3 years

Technology	6 years

Leasehold improvements	Shorter of useful life or lease term

Estimated Useful Lives of Intangible Assets

Intangible assets with definite lives are amortized on a straight-line basis over the estimated useful lives of the related assets generally as follows:

Customer relationships	10 to 20 years

Tradenames	20 years

Data sublicense agreement	6 years

Non-compete agreements	5 years

Backlog	1 to 2 years

Business Combinations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Information Related To Acquisitions

The following table summarizes certain information related to these acquisitions. The preliminary values of the consideration transferred, assets acquired and liabilities assumed in the TC3 acquisition are subject to the receipt of a final valuation.

	Successor		Predecessor
	TC3	Merger	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$61,351	$1,943,218	$39,758
Parent common stock fair value	—	245,000	—
Parent options fair value	—	4,125	—
Other	444	—	(350)

	$61,795	$2,192,343	$39,408

Allocation of the Consideration Transferred:
Cash	$2,340	$206,376	$—
Accounts receivable	4,138	175,514	1,983
Deferred income tax assets	—	1,739	—
Prepaid expenses and other current assets	155	20,226	74
Property and equipment	10,414	278,122	2,331
Other assets	—	4,205	—
Identifiable intangible assets:
Tradename	530	156,000	160
Noncompetition agreements	1,300	11,500	100
Customer relationships	19,000	1,623,000	14,030
Data sublicense	—	31,000	—
Backlog	—	19,000	3,680
Goodwill	39,622	1,443,574	18,079
Accounts payable	—	(12,346)	(98)
Accrued expenses	(5,568)	(149,480)	(931)
Deferred revenues	—	(4,340)	—
Current maturities of long-term debt	—	(11,861)	—
Long-term debt	—	(960,936)	—
Deferred income tax liabilities	(10,052)	(515,725)	—
Tax receivable obligations to related parties	—	(115,237)	—
Other long-term liabilities	(84)	(7,988)	—

Total consideration transferred	$61,795	$2,192,343	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the three months ended June 30, 2011	$—	$—	$101
For the three months ended June 30, 2012	$182	$—	$—
For the six months ended June 30, 2011	$—	$—	$350
For the six months ended June 30, 2012	$523	$—	$—

	Successor		Predecessor
	TC3	Merger	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	—	245,000	—
Gross contractual accounts receivable	$4,370	$181,398	$2,094
Amount not expected to be collected	$232	$5,884	$111
Goodwill expected to be deductible for tax purposes	$—	$—	$39,483

The following table summarizes certain information related to these acquisitions. The amounts below related to the Merger have been recast to reflect the final allocation of the consideration transferred.

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	$1,943,218	$20,005	$7,841	$16,096	$209,520	$39,758
Parent common stock fair value	245,000	—	—	—	—	—
Parent options fair value	4,125	—	—	—	—	—
Class A common stock fair value	—	—	2,263	2,554	—	—
Estimated contingent consideration	—	13,850	8,230	3,885	2,364	—
Other	—	303	409	398	85	(350)

	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Allocation of the Consideration Transferred:
Cash	$206,376	$372	$1,029	$62	$533	$—
Accounts receivable	175,514	1,736	3,270	1,322	14,412	1,983
Deferred income tax assets	1,739	—	—	—	—	—
Prepaid expenses and other current assets	20,226	35	—	46	4,583	74
Property and equipment	278,122	18,423	—	3,065	26,371	2,331
Other assets	4,205	29	—	12	91	—
Identifiable intangible assets:
Tradename	156,000	160	190	50	3,570	160
Noncompetition agreements	11,500	—	3,150	3,350	1,560	100
Customer relationships	1,623,000	560	—	4,640	77,710	14,030
Data sublicense	31,000	—	—	—	—	—
Backlog	19,000	—	1,630	—	16,820	3,680
Goodwill	1,443,574	14,038	12,414	10,895	167,153	18,079
Accounts payable	(12,346)	(338)	(1,786)	(146)	(4,198)	(98)
Accrued expenses	(149,480)	(550)	(1,050)	(363)	(13,674)	(931)
Deferred revenues	(4,340)	—	—	—	—	—
Current maturities of long-term debt	(11,861)	—	(104)	—	(2,850)	—
Long-term debt	(960,936)	—	—	—	(32,300)	—
Deferred income tax liabilities	(515,725)	—	—	—	(46,980)	—
Tax receivable obligations to related parties	(115,237)	—	—	—	—	—
Other long-term liabilities	(7,988)	(307)	—	—	(832)	—

Total consideration transferred	$2,192,343	$34,158	$18,743	$22,933	$211,969	$39,408

Acquisition costs in sales, marketing, general and administrative expense:
For the period from January 1, 2011 to November 1, 2011	$—	$—	$—	$—	$—	$351
For the year ended December 31, 2010	$—	$143	$184	$246	$758	$—

	Successor	Predecessor
	Merger	FVTech	HTMS	Chapin	CEA	EquiClaim
Other Information:
Total consideration Parent common stock (in shares)	245,000	—	—	—	—	—
Total consideration Class A common stock (in shares)	—	—	152,532	209,026	—	—
Gross contractual accounts receivable	$181,398	$1,774	$3,286	$1,720	$15,873	$2,094
Amount not expected to be collected	$5,884	$38	$16	$398	$1,461	$111
Goodwill expected to be deductible for tax purposes	$—	$18,834	$9,339	$18,020	$—	$39,483

Contingent Consideration Information:
Contingent consideration range	N/A	$0 - 40,000	$0 - 14,000	Maximum of 627,080 shares of Class A common stock	N/A	N/A
Remaining performance period applicable	N/A	2012	2012	N/A	N/A	N/A
Type of measurement	N/A	Level 3	Level 3	Level 3	Level 3	N/A
Key assumptions at the acquisition date:
Discount rate	N/A	11.60%	20.50%	N/A	12.60%	N/A
Expected performance	N/A	$1,500 - 27,000	90% probability	20% to 70% probability	N/A	N/A
Class A common stock price	N/A	N/A	N/A	$13.28	N/A	N/A
Marketability discount	N/A	N/A	N/A	8%	N/A	N/A

Increase (decrease) to net income:
Period from November 2, 2011 to December 31, 2011	$—	$2,690	$3,100	$—	$—	$—
Period from January 1, 2011 to November 1, 2011	$—	$4,480	$3,650	$—	$(59)	$—
Year ended December 31, 2010	$—	$6,680	$1,480	$1,134	$—	$—

Unaudited Pro Forma Results of Consolidated Operations

The following represents the unaudited pro forma results of consolidated operations as if the Merger had been reflected in the operating results beginning January 1, 2010, the CEA acquisition had been reflected in the operating results beginning January 1, 2009 and the eRx acquisition had been included in the operating results beginning January 1, 2008.

	Pro Forma Year Ended December 31,
	2011	2010	2009
Revenues	$1,121,950	$1,066,623	$1,013,580

Net income (loss) attributable to Emdeon Inc.	$(54,412)	$(70,665)	$2,417

Supplemental Pro Forma Earnings

The supplemental pro forma earnings for the years ended December 31, 2011, 2010 and 2009 were adjusted to exclude the following:

	Pro Forma Year Ended December 31,
	2011	2010	2009
2011 Transactions related costs	$84,482	$—	$—
Acquisition costs related to CEA	$—	$758	$218
Transaction related fees paid upon closing of the CEA acquisition	$—	$5,375	$—

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Property and Equipment

Property and equipment as of December 31, 2011 and 2010, consists of the following:

	Successor	Predecessor
	2011	2010
Computer equipment	$30,950	$62,239
Production equipment	18,910	27,216
Office equipment, furniture and fixtures	11,212	18,975
Software	28,881	87,727
Technology	148,764	145,888
Leasehold improvements	20,514	24,278
Construction in process	29,027	23,963

	288,258	390,286

Less accumulated depreciation	(10,490)	(158,979)

Property and equipment, net	$277,768	$231,307

Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Goodwill Activity

Goodwill activity during the three months ended June 30, 2012 was as follows:

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2011	$508,766	$761,870	$172,938	$1,443,574
TC3 Acquisition	39,622	—	—	39,622
Changes in preliminary purchase price allocation	(108)	(173)	(37)	(318)

Balance at June 30, 2012	$548,280	$761,697	$172,901	$1,482,878

The following tables presents the changes in the carrying amount of goodwill for the indicated periods.

	Payer	Provider	Pharmacy	Total
Balance at December 31, 2009 (Predecessor)	$303,650	$315,647	$83,730	$703,027
Acquisitions	18,451	186,580	—	205,031
Other	—	—	252	252

Balance at December 31, 2010 (Predecessor)	322,101	502,227	83,982	908,310
Acquisitions	18,079	—	—	18,079
Other	—	(825)	—	(825)

Balance at November 1, 2011 (Predecessor)	340,180	501,402	83,982	925,564
Eliminate Predecessor goodwill	(340,180)	(501,402)	(83,982)	(925,564)
Record Successor goodwill	508,766	761,870	172,938	1,433,574

Balance at December 31, 2011 (Successor)	$508,766	$761,870	$172,938	$1,433,574

Intangible Assets Subject to Amortization

Intangible assets subject to amortization as of June 30, 2012 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	18.9	$1,642,000	$(54,950)	$1,587,050
Trade names	19.0	156,530	(5,229)	151,301
Non-compete agreements	4.1	12,800	(1,606)	11,194
Data sublicense agreement	5.3	31,000	(3,491)	27,509
Backlog	0.7	19,000	(9,556)	9,444

Total		$1,861,330	$(74,832)	$1,786,498

Intangible assets subject to amortization as of December 31, 2011 consist of the following:

	Weighted Average Remaining Life	Gross Carrying Amount	Accumulated Amortization	Net
Customer relationships	19.6	$1,623,000	$(13,658)	$1,609,342
Tradenames	19.8	156,000	(1,300)	154,700
Data sublicense agreement	5.8	31,000	(873)	30,127
Non-compete agreements	4.8	11,500	(383)	11,117
Backlog	1.2	19,000	(2,389)	16,611

Total		$1,840,500	$(18,603)	$1,821,897

Aggregate Future Amortization Expense for Intangible Assets	Aggregate future amortization expense for intangible assets is estimated to be:

2012 (remainder)	$56,232
2013	102,908
2014	99,797
2015	99,390
2016	98,804
Thereafter	1,329,367

$1,786,498

Aggregate future amortization expense for intangible assets is estimated to be:

2012	$110,787
2013	100,398
2014	97,287
2015	97,287
2016	96,904
Thereafter	1,319,234

$1,821,897

Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accrued Expenses

Accrued expenses as of December 31, 2011 and 2010 consist of the following:

	Successor	Predecessor
	2011	2010
Customer deposits	$27,383	$26,840
Accrued compensation	16,257	15,530
Accrued rebates	6,187	5,394
Accrued telecommunications	3,676	2,677
Accrued outside services	10,367	7,698
Accrued insurance	3,237	2,003
Accrued income, sales and other taxes	4,504	2,578
Accrued interest	15,317	885
Interest rate swap agreement	—	10,738
Accrued liabilities for purchases of property and equipment	5,841	6,497
Current portion of tax receivable agreement obligations to related parties	334	3,746
Pass-through payments	20,704	9,218
Other accrued liabilities	18,289	18,441

	$132,096	$112,245

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Long-Term Debt

Long-term debt as of June 30, 2012 and December 31, 2011, consisted of the following:

	June 30,	December 31,
	2012	2011
Senior Credit Facilities
$1,301 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $34,828 and $38,160 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 5.82 % and 7.79% at June 30, 2012 and December 31, 2011, respectively)	$1,262,860	$1,185,840
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	—	15,000
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $8,893 and $9,257 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.53% at June 30, 2012)	366,107	365,743
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $10,774 and $11,134 at June 30, 2012 and December 31, 2011, respectively. (effective interest rate of 11.86% at June 30, 2012)	364,226	363,866
Obligation under data sublicense agreement	30,659	30,659
Less current portion	(16,805)	(16,034)

Long-term debt	$2,007,047	$1,945,074

Long-term debt as of December 31, 2011 and 2010 consisted of the following:

	Successor	Predecessor
	2011	2010
Senior Credit Facilities
$1,224 million Senior Secured Term Loan facility, due November 2, 2018, net of unamortized discount of $38,160 at December 31, 2011 (effective interest rate of 7.79% at December 31, 2011)	$1,185,840	$—
$125 million Senior Secured Revolving Credit facility, expiring on November 2, 2016 and bearing interest at a variable base rate plus a spread rate	15,000	—
Senior Notes
$375 million 11% Senior Notes due December 31, 2019, net of unamortized discount of $9,257 at December 31, 2011 (effective interest rate of 11.53% at December 31, 2011)	365,743	—
$375 million 11.25% Senior Notes due December 31, 2020, net of unamortized discount of $11,134 at December 31, 2011 (effective interest rate of 11.86% at December 31, 2011)	363,866	—
Obligation under data sublicense agreement	30,659	40,323
Prior Credit Facilities
$755 million First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $28,628 at December 31, 2010	—	650,172
$170 million Second Lien Term Loan facility, due May 16, 2014, net of unamortized discount of $12,136 at December 31, 2010	—	157,864
$100 million Incremental Borrowing on First Lien Term Loan facility, due November 16, 2013, net of unamortized discount of $1,866 at December 31, 2010	—	97,884
Less current portion	(16,034)	(12,494)

Long-term debt	$1,945,074	$933,749

Aggregate Amounts of Future Maturities under Long-Term Debt Arrangements

The aggregate amounts of future maturities under long-term debt arrangements are as follows:

Years Ending December 31,
2012	$16,036
2013	16,561
2014	17,540
2015	18,673
2016	34,976
Thereafter	1,915,873

$2,019,659

Interest Rate Swap (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value of Derivative Instrument

The following table summarizes the fair value of the Company’s derivative instruments at June 30, 2012 and December 31, 2011:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
	Balance Sheet Location	June 30, 2012	December 31, 2011
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$(2,555)	$—
Interest rate swaps	Other long-term liabilities	(1,156)	—

		$(3,711)	$—

The following table summarizes the fair value of the Company’s derivative instrument at December 31, 2011 and 2010, respectively:

	Fair Values of Derivative Instruments Asset (Liability) Derivatives
		Successor	Predecessor
	Balance Sheet Location	2011	2010
Derivatives designated as hedging instruments:
Interest rate swap	Accrued expenses	$—	$(10,738)

Effect of Derivative Instrument on the Accompanying Consolidated Statements of Operations

The effect of the derivative instruments on the accompanying unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2012 and 2011, respectively, is summarized in the following table:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Derivatives in Cash Flow Hedging Relationships
Loss related to effective portion of derivative recognized in other comprehensive loss	$7,306	$—	$4,782	$—

Loss related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$(645)	$(3,769)	$(1,070)	$(7,485)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$—	$2,608	$—	$5,163

The effect of the derivative instrument on the accompanying consolidated statements of operations for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, is summarized in the following table:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Derivatives in Cash Flow Hedging Relationships
Gain/(loss) related to effective portion of derivative recognized in other comprehensive loss	$—	$—	$6,690	$9,908

Gain/(loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense	$—	$(11,645)	$(22,309)	$(27,736)

Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$2,755	$7,983	$3,980	$—

Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments Measured on a Recurring Basis

The table below summarizes these items as of June 30, 2012, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at June 30, 2012	Quoted in Markets Identical (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate swaps	$(3,711)	$—	$(3,711)	$—
Contingent consideration obligations	(402)	—	—	(402)

Total	$(4,113)	$—	$(3,711)	$(402)

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2011, aggregated by the level in the fair value hierarchy within which those measurements fall.

Description	Balance at December 31, 2011	Quoted in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Contingent Consideration Obligations	$(501)	$—	$—	$(501)

Reconciliation of the Fair Value of the Liabilities That Use Significant Unobservable Inputs (Level 3)

The table below presents a reconciliation of the fair value of the liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended June 30, 2012	Three Months Ended June 30, 2011	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Balance at beginning of period	$(445)	$(13,529)	$(501)	$(16,046)
Issuances of contingent consideration	—	230	—	479
Settlement of contingent consideration	43	69	99	934
Total changes included in other income	—	2,235	—	3,638

Balance at end of period	$(402)	$(10,995)	$(402)	$(10,995)

The table below presents a reconciliation of the fair value of our liabilities that use significant unobservable inputs (Level 3).

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year Ended December 31, 2010	Fiscal Year Ended December 31, 2009
Balance at beginning of period	$(9,163)	$(16,046)	$—	—
Issuances of contingent consideration	(49)	(2,154)	(25,330)	—
Settlement of contingent consideration	2,868	1,001	—	—
Total changes included in other income, net	5,843	8,036	9,284	—

Balance at end of period	$(501)	$(9,163)	$(16,046)	$—

Carrying Amount and the Estimated Fair Value of Financial Instruments

The carrying amount and the estimated fair value of financial instruments held by the Company as of June 30, 2012 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$52,388	$52,388
Accounts receivable	$192,036	$192,036
Senior Credit Facilities (Level 1)	$1,262,860	$1,298,499
Senior Notes (Level 2)	$730,333	$841,875
Cost method investment (Level 3)	$3,458	$3,497

The carrying amount and the estimated fair value of financial instruments held by the Company as of December 31, 2011 were:

	Carrying Amount	Fair Value
Cash and cash equivalents	$37,925	$37,925
Accounts receivable	$188,960	$188,960
Senior Credit Facilities (Level 1)	$1,200,840	$1,251,885
Senior Notes (Level 2)	$729,609	$787,504
Cost method investment (Level 3)	$3,458	$3,461

Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Future Minimum Lease Commitments under Non-Cancelable Lease Agreements

Future minimum lease commitments under these non-cancelable lease agreements as of December 31, 2011 were as follows:

Years Ending December 31:
2012	$8,682
2013	6,923
2014	6,954
2015	6,768
2016	6,734
Thereafter	18,739

Total minimum lease payments	$54,800

Noncontrolling Interests (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Changes in Noncontrolling Interest

The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	Six Months Ended June 30, 2012	Six Months Ended June 30, 2011
Net income (loss) attributable to Emdeon Inc.	$(52,927)	$10,194

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for issuance of EBS Master Units in connection with equity compensation plans	—	1,590

Net transfers from noncontrolling interest	—	1,590

Change from net income (loss) attributable to Emdeon Inc. and transfers from noncontrolling interest	$(52,927)	$11,784

The changes in noncontrolling interests are summarized in the following table:

	Successor	Predecessor
	November 2, through December 31, 2011	January 1, through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Net income (loss) attributable to Emdeon Inc.	$(16,693)	$(24,691)	$19,546	$9,581

Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units to Emdeon Inc.	—	—	—	13,706
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units in connection with the acquisitions	—	—	4,369	3,504
Increase (decrease) in Emdeon Inc. paid-in capital for issuance of EBS Units in connection with equity compensation plans	—	2,303	983	(12,650)
Increase in Emdeon Inc. paid-in capital for exchange of EBS Units to Class A common stock of Emdeon Inc.	—	—	425	21,968
Increase in Emdeon Inc. paid-in capital for cancellation of EBS Units	—	—	127	—

Net transfers from noncontrolling interest	—	2,303	5,904	26,528

Change from net income attributable to Emdeon Inc. and transfers from noncontrolling interest	$(16,693)	$(22,388)	$25,450	$36,109

Equity Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Status of Unvested EBS Units Issued

A summary of the status of unvested EBS Units issued pursuant to the Management Awards and restricted Class A common stock units issued under the 2009 Plan as of December 31, 2010, and changes during the period from January 1, 2011 to November 1, 2011, is presented below:

	EBS Units	EBS Units with Performance Conditions	Restricted Class A common stock Units	Restricted Class A common stock Units with Performance Conditions
Unvested at December 31, 2010	619,307	206,578	564,543	150,000
Granted	—	—	288,515	45,000
Canceled	—	(123,947)	(18,183)	—
Vested	(619,307)	(82,631)	(834,875)	(195,000)

Unvested at November 1, 2011	—	—	—	—

Summary of Option Activity

A summary of option activity under the 2009 Plan for the periods from January 1, 2011 to November 1, 2011 and November 2, 2011 to December 31, 2011 are presented below:

	Options		Weighted Average Exercise Price		Weighted Average Remaining Contractual Term		Aggregate Intrinsic Value

	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options	Service Options	Performance Options
Outstanding at January 1, 2011 (Predecessor)	6,367,124	643,422	$15.39	$15.50	8.8	8.6	$—	$—
Granted	1,486,800	—	15.36
Exercised	(6,617,837)	(257,369)	15.37	15.50
Expired	(11,258)	—	16.28
Forfeited	(87,691)	(386,053)	15.73	15.50
Rollover Options	(1,137,138)	—	15.43

Outstanding at November 1, 2011 (Predecessor)	—	—	$—	$—	—	—	$—	$—

Rollover Options issued	5,410	—	$250.00	$—	9.8	—	$4,058	$—
Outstanding and Exercisable at December 31, 2011 (Successor)	5,410	—	$250.00	$—	9.8	—	$4,058	$—

Summary of Weighted Average Fair Values of Awards Valued Using Black-Scholes Option Pricing Model and Weighted Average Assumptions Used to Develop Fair Value Estimates

The following table summarizes the weighted average fair values of awards valued using the Black-Scholes option pricing model and the weighted average assumptions used to develop the fair value estimates under each of the valuation models for the period from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively:

	Rollover Options	Options			EBS Equity Plan Grant Units	EBS Equity Plan Grant Units with Performance Conditions
	Successor	Predecessor			Predecessor
	Period from November 2, 2011 to December 31, 2011	Period from January 1, 2011 to November 1, 2011	Year Ended December 31,		Year Ended December 31,
			2010	2009	2009	2009
Weighted average fair value	$762.51	$6.66	$6.95	$7.54	$8.51	$6.66
Expected dividend yield	—	—	—	—	—	—
Expected volatility	29.16%	40.26%	43.10%	47.00%	47.00%	47.00%
Risk-free interest rate	0.90%	2.51%	2.53%	2.55%	2.50%	2.30%
Expected term (years)	5.0	6.3	6.3	6.3	5.6	6.4

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Provision

The income tax provision for the periods from November 2, 2011 to December 31, 2011, January 1, 2011 to November 1, 2011 and for the years ended December 31, 2010 and 2009, respectively, was as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Current:
Federal	$(3,212)	$18,814	$18,166	$14,998
State	(576)	4,432	2,177	3,551

Current income tax provision (benefit)	(3,788)	23,246	20,343	18,549

Deferred:
Federal	(6,014)	(5,154)	12,927	(6,169)
State	(383)	(9,891)	(691)	4,921

Deferred income tax provision (benefit)	(6,397)	(15,045)	12,236	(1,248)

Total income tax provision (benefit)	$(10,185)	$8,201	$32,579	$17,301

Reconciliation between Federal Statutory Rate and Effective Income Tax Rate

The reconciliation between the federal statutory rate and the effective income tax rate is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Statutory U.S. federal tax rate	35.00%	35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	3.68	52.49	2.78	8.75
Meals and entertainment	(0.65)	(3.36)	0.63	0.39
2011 Transactions related costs	(0.49)	(34.77)	—	—
Other	(0.64)	1.54	(1.38)	2.60
Tax credits	0.53	11.14	(0.63)	(1.14)
Equity compensation	—	(62.26)	2.06	5.67
Non-timing basis differences	0.37	(89.58)	12.49	33.57
Noncontrolling interest	—	15.71	(7.20)	(5.17)
Foreign loss not benefited	0.09	2.03	(0.34)	3.29
Return to provision adjustments	—	—	1.34	10.12
Change in valuation allowance	—	—	4.80	(37.81)

Effective income tax rate	37.89%	(72.06)%	49.55%	55.27%

Significant Components of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2011 and 2010 were as follows:

	Successor	Predecessor
	2011	2010
Deferred tax assets and (liabilities):
Depreciation and amortization	$(336,024)	$(160,145)
Investment in partnership	(246,832)	(81,914)
Accounts receivable	1,087	1,245
Fair value of interest rate swap	—	1,362
Accruals and reserves	97	6,292
Capital and net operating losses	89,291	50,854
Debt discount and interest	186	(3,546)
Equity compensation	1,632	6,181
Valuation allowance	(8,698)	(26,313)
Tax receivable agreement obligation to related parties	1,248	12,208
Other	1,829	1,332

Net deferred tax assets and (liabilities)	$(496,182)	$(192,444)

Reported as:
Current deferred tax assets	$5,862	$7,913
Non-current deferred tax liabilities	(502,044)	(200,357)

Net deferred tax assets and (liabilities)	$(496,182)	$(192,444)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit

A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	Successor	Predecessor
	November 2 through December 31, 2011	January 1 through November 1, 2011	Fiscal Year end December 31, 2010	Fiscal Year end December 31, 2009
Unrecognized benefit from prior years	$9,354	$1,368	$1,272	$—
Decreases from prior period tax positions	(1,017)	—	—	—
Increases from prior period tax positions	—	7,986	—	—
Increases from current period tax positions	1,574	—	96	1,272

Ending unrecognized benefit	$9,911	$9,354	$1,368	$1,272

Tax Receivable Agreement Obligation to Related Parties (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Aggregate Payments Due Under the Tax Receivable Agreements

Based on current facts and circumstances, the Company estimates the aggregate payments due under the tax receivable agreements to be as follows:

Years Ending December 31:
2012	$334
2013	1,094
2014	962
2015	20,754
2016	39,701
Thereafter	290,521

Gross expected payments	353,366
Less: Amounts representing discount	(235,555)

Total tax receivable agreement obligations due to related parties	117,811
Less: Current portion due (included in accrued expenses)	(334)

Tax receivable agreement obligations due to related parties	$117,477

Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Revenue and Total Segment Contribution for the Reportable Segments

The revenue and total segment contribution for the reportable segments are as follows:

Successor - Three Months Ended June 30, 2012
	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$58,269	$—	$—	$—	$58,269
Payment services	65,286	—	—	—	65,286
Patient statements	—	64,584	—	—	64,584
Revenue cycle management	—	75,360	—	—	75,360
Dental	—	8,028	—	—	8,028
Pharmacy services	—	—	22,941	—	22,941
Inter-segment revenues	1,022	194	87	(1,303)	—

Net revenue	124,577	148,166	23,028	(1,303)	294,468
Costs and expenses:
Cost of operations	82,896	91,341	9,567	(1,239)	182,565
Development and engineering	2,895	3,489	1,587	—	7,971
Sales, marketing, general and administrative	7,546	9,336	1,448	18,854	37,184

Segment contribution	$31,240	$44,000	$10,426	$(18,918)	66,748

Depreciation and amortization					46,626
Accretion					8,579
Interest expense, net					42,902
Loss on extinguishment of debt					21,853

Loss before income tax benefit					$(53,212)

Predecessor - Three Months Ended June 30, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$52,972	$—	$—	$—	$52,972
Payment services	62,507	—	—	—	62,507
Patient statements	—	65,022	—	—	65,022
Revenue cycle management	—	72,945	—	—	72,945
Dental	—	7,871	—	—	7,871
Pharmacy services	—	—	20,793	—	20,793
Inter-segment revenue	865	124	—	(989)	—

Net revenue	116,344	145,962	20,793	(989)	282,110
Costs and expenses:
Cost of operations	77,014	88,514	8,773	(928)	173,373
Development and engineering	2,582	3,801	1,762	—	8,145
Sales, marketing, general and administrative	7,875	11,105	1,401	13,714	34,095

Segment contribution	$28,873	$42,542	$8,857	$(13,775)	66,497

Depreciation and amortization					38,934
Interest expense, net					12,650
Other					(2,235)

Income before income tax provision					$17,148

Successor - Six Months Ended June 30, 2012

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$110,913	$—	$—	$—	$110,913
Payment services	130,695	—	—	—	130,695
Patient statements	—	127,103	—	—	127,103
Revenue cycle management	—	148,967	—	—	148,967
Dental	—	16,200	—	—	16,200
Pharmacy services	—	—	46,625	—	46,625
Inter-segment revenues	1,906	438	180	(2,524)	—

Net revenue	243,514	292,708	46,805	(2,524)	580,503
Costs and expenses:
Cost of operations	159,988	181,049	19,113	(2,394)	357,756
Development and engineering	5,660	7,326	3,266	—	16,252
Sales, marketing, general and administrative	16,122	19,256	3,074	33,620	72,072

Segment contribution	$61,744	$85,077	$21,352	$(33,750)	134,423

Depreciation and amortization					91,782
Accretion					12,346
Interest expense, net					88,641
Loss on extinguishment of debt					21,853

Loss before income tax benefit					$(80,199)

Predecessor - Six Months Ended June 30, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$100,528	$—	$—	$—	$100,528
Payment services	124,742	—	—	—	124,742
Patient statements	—	128,539	—	—	128,539
Revenue cycle management	—	142,799	—	—	142,799
Dental	—	15,604	—	—	15,604
Pharmacy services	—	—	41,398	—	41,398
Inter-segment revenue	1,720	239	—	(1,959)	—

Net revenue	226,990	287,181	41,398	(1,959)	553,610
Costs and expenses:
Cost of operations	152,199	174,362	17,300	(1,835)	342,026
Development and engineering	4,952	7,716	3,462	—	16,130
Sales, marketing, general and administrative	15,322	22,348	2,863	26,730	67,263

Segment contribution	$54,517	$82,755	$17,773	$(26,854)	128,191

Depreciation and amortization					76,956
Interest expense, net					25,275
Other					(3,638)

Income before income tax provision					$29,598

The revenue and total segment contribution for the reportable segments are as follows:

Successor — For the period from November 2, 2011 to December 31, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$35,004	$—	$—	$—	$35,004
Payment services	42,207	—	—	—	42,207
Patient statements	—	41,927	—	—	41,927
Revenue cycle management	—	51,123	—	—	51,123
Dental	—	5,167	—	—	5,167
Pharmacy services	—	—	14,956	—	14,956
Inter-segment revenues	514	107	62	(683)	—

Net revenue	77,725	98,324	15,018	(683)	190,384
Costs and expenses
Cost of operations	51,102	60,710	6,252	(643)	117,421
Development and engineering	1,940	2,234	979	—	5,153
Sales, marketing, general and administrative	5,870	4,518	830	10,560	21,778
Accretion	—	—	—	2,459	2,459
Transaction related costs	—	—	—	17,857	17,857

Segment contribution	18,813	$30,862	$6,957	$(30,916)	25,716

Depreciation and amortization					29,094
Interest expense, net					29,343
Other					(5,843)

Loss before income tax provision					$(26,878)

Predecessor — For the period from January 1, 2011 to November 1, 2011

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$171,288	$—	$—	$—	$171,288
Payment services	206,828	—	—	—	206,828
Patient statements	—	213,585	—	—	213,585
Revenue cycle management	—	240,861	—	—	240,861
Dental	—	25,926	—	—	25,926
Pharmacy services	—	—	70,776	—	70,776
Inter-segment revenues	2,845	450	—	(3,295)	—

Net revenue	380,961	480,822	70,776	(3,295)	929,264
Costs and expenses
Cost of operations	255,437	291,055	29,134	(3,085)	572,541
Development and engineering	8,700	11,693	5,697	—	26,090
Sales, marketing, general and administrative	26,905	38,385	5,078	41,095	111,463
Transaction related costs	10,443	9,029	2,282	44,871	66,625

Segment contribution	$79,476	$130,660	$28,585	$(86,176)	152,545

Depreciation and amortization					128,761
Interest expense, net					43,201
Other					(8,036)

Loss before income tax provision					$(11,381)

Predecessor — For the Year Ended December 31, 2010

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$192,385	$—	$—	$—	$192,385
Payment services	234,176	—	—	—	234,176
Patient statements	—	262,521	—	—	262,521
Revenue cycle management	—	199,873	—	—	199,873
Dental	—	31,403	—	—	31,403
Pharmacy services	—	—	81,794	—	81,794
Inter-segment revenue	3,501	402	—	(3,903)	—

Net revenue	430,062	494,199	81,794	(3,903)	1,002,152
Costs and expenses
Cost of operations	281,853	304,245	30,044	(3,775)	612,367
Development and engineering	9,475	13,993	7,170	—	30,638
Sales, marketing, general and administrative	28,914	33,982	6,133	47,918	116,947

Segment contribution	$109,820	$141,979	$38,447	$(48,046)	242,200

Depreciation and amortization					124,721
Interest expense, net					61,017
Other income					(9,284)

Income before income tax provision					$65,746

Predecessor — For the Year Ended December 31, 2009

	Payer	Provider	Pharmacy	Corporate & Eliminations	Consolidated
Revenue from external customers
Claims management	$184,605	$—	$—	$—	$184,605
Payment services	211,985	—	—	—	211,985
Patient statements	—	274,390	—	—	274,390
Revenue cycle management	—	155,112	—	—	155,112
Dental	—	31,513	—	—	31,513
Pharmacy services	—	—	60,843	—	60,843
Inter-segment revenue	902	1,498	—	(2,400)	—

Net revenue	397,492	462,513	60,843	(2,400)	918,448
Costs and expenses
Cost of operations	253,471	294,471	16,668	(1,974)	562,636
Development and engineering	11,744	12,893	5,902	—	30,539
Sales, marketing, general and administrative	26,980	35,070	8,102	48,844	118,996

Segment contribution	$105,297	$120,079	$30,171	$(49,270)	206,277

Depreciation and amortization					105,321
Interest expense, net					70,171
Other income					(519)

Income before income tax provision					$31,304

Accumulated Other Comprehensive Income (Loss) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Accumulated Other Comprehensive Income (Loss)

The following is a summary of the accumulated other comprehensive income (loss) balances, net of taxes, as of and for the six months ended June 30, 2012.

	Foreign Currency Translation Adjustment	Cash Flow Hedge	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2012	$(194)	$—	$(194)
Change associated with foreign currency translation	234	—	234
Change associated with current period hedging	—	(1,264)	(1,264)
Reclassification into earnings	—	(1,070)	(1,070)

Balance at June 30, 2012	$40	$(2,334)	$(2,294)

The following is a summary of the accumulated other comprehensive (loss) income balances, net of taxes for the Sucessor period from November 2, 2011 to December 31, 2011 and, net of taxes and noncontrolling interest, for the Predecessor period from January 1, 2011 to November 1, 2011.

	Foreign Currency Translation Adjustment	Discontinued Cash Flow Hedge	Accumulated Other Comprehensive Income
Balance at January 1, 2011 (Predecessor)	$34	$(2,603)	$(2,569)
Change associated with foreign currency translation	80	—	80
Reclassification into earnings	—	2,173	2,173

Balance at November 1, 2011 (Predecessor)	114	(430)	(316)
Elimination of Predecessor accumulated other comprehensive (loss) income	(114)	430	316
Change associated with foreign currency translation	(194)	—	(194)

Balance at December 31, 2011 (Successor)	$(194)	$—	$(194)

Supplemental Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

	Successor
	As of June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$47	$52,341	$—	$52,388
Accounts receivable, net of allowance for doubtful accounts	—	192,036	—	192,036
Deferred income tax assets	—	5,088	—	5,088
Prepaid expenses and other current assets	3,870	17,124	—	20,994

Total current assets	3,917	266,589	—	270,506
Property and equipment, net	5	276,804	—	276,809
Due from affiliates	—	59,717	(59,717)	—
Investment in consolidated subsidiaries	1,911,811	—	(1,911,811)	—
Goodwill	—	1,482,878	—	1,482,878
Intangible assets, net	156,000	1,630,498	—	1,786,498
Other assets, net	8,902	22,889	—	31,791

Total assets	$2,080,635	$3,739,375	$(1,971,528)	$3,848,482

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$11,608	$—	$11,608
Accrued expenses	44,237	92,332	—	136,569
Deferred revenues	—	8,664	—	8,664
Current portion of long-term debt	4,075	12,730	—	16,805

Total current liabilities	48,312	125,334	—	173,646
Due to affiliates	59,717	—	(59,717)	—
Long-term debt, excluding current portion	782,342	1,224,705	—	2,007,047
Deferred income tax liabilities	6,848	475,032	—	481,880
Tax receivable agreement obligations to related parties	129,823	—	—	129,823
Other long-term liabilities	1,156	2,493	—	3,649
Commitments and contingencies
Equity	1,052,437	1,911,811	(1,911,811)	1,052,437

Total liabilities and equity	$2,080,635	$3,739,375	$(1,971,528)	$3,848,482

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	5,862	—	5,862
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,029	—	249,673
Property and equipment, net	8	277,760	—	277,768
Due from affiliates	—	55,471	(55,471)	—
Investment in consolidated subsidiaries	1,941,142	—	(1,941,142)	—
Goodwill	—	1,443,574	—	1,443,574
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,256	30,147	—	39,403

Total assets	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,283	112,813	—	132,096
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,357	139,161	—	162,518
Due to affiliates	55,471	—	(55,471)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	31,881	470,163	—	502,044
Tax receivable agreement obligations to related parties	117,477	—	—	117,477
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies
Equity	1,103,789	1,941,142	(1,941,142)	1,103,789

Total liabilities and equity	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

Condensed Consolidating Balance Sheet

	Successor
	As of December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$572	$37,353	$—	$37,925
Accounts receivable, net of allowance for doubtful accounts	—	188,960	—	188,960
Deferred income tax assets	—	5,862	—	5,862
Prepaid expenses and other current assets	2,072	14,854	—	16,926

Total current assets	2,644	247,029	—	249,673
Property and equipment, net	8	277,760	—	277,768
Due from affiliates	—	55,471	(55,471)	—
Investment in consolidated subsidiaries	1,941,142	—	(1,941,142)	—
Goodwill	—	1,443,574	—	1,443,574
Intangible assets, net	160,500	1,661,397	—	1,821,897
Other assets, net	9,256	30,147	—	39,403

Total assets	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$8,827	$—	$8,827
Accrued expenses	19,283	112,813	—	132,096
Deferred revenues	—	5,561	—	5,561
Current portion of long-term debt	4,074	11,960	—	16,034

Total current liabilities	23,357	139,161	—	162,518
Due to affilates	55,471	—	(55,471)	—
Long-term debt, excluding current portion	781,575	1,163,499	—	1,945,074
Deferred income tax liabilities	31,881	470,163	—	502,044
Tax receivable agreement obligations to related parties	117,477	—	—	117,477
Other long-term liabilities	—	1,413	—	1,413
Commitments and contingencies
Equity	1,103,789	1,941,142	(1,941,142)	1,103,789

Total liabilities and equity	$2,113,550	$3,715,378	$(1,996,613)	$3,832,315

Condensed Consolidating Balance Sheet

	Predecessor
	As of December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$39,980	$59,208	$—	$99,188
Accounts receivable, net of allowance for doubtful accounts	—	174,191	—	174,191
Deferred income tax assets	—	7,913	—	7,913
Prepaid expenses and other current assets	986	24,034	—	25,020

Total current assets	40,966	265,346	—	306,312
Property and equipment, net	9	231,298	—	231,307
Due from affiliates	—	713	(713)	—
Investment in subsidiaries	961,270	—	(961,270)	—
Goodwill	—	908,310	—	908,310
Intangible assets, net	—	1,035,886	—	1,035,886
Other assets, net	3,000	6,750	—	9,750

Total assets	$1,005,245	$2,448,303	$(961,983)	$2,491,565

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$—	$4,732	$—	$4,732
Accrued expenses	4,549	107,696	—	112,245
Deferred revenues	—	12,130	—	12,130
Current portion of long-term debt	4,423	8,071	—	12,494

Total current liabilities	8,972	132,629	—	141,601
Due to affiliates	713	—	(713)	—
Long-term debt, excluding current portion	35,900	897,849	—	933,749
Deferred income tax liabilities	29,602	170,755	—	200,357
Tax receivable agreement obligations to related parties	138,533	—	—	138,533
Other long-term liabilities	—	22,037	—	22,037
Commitments and contingencies
Emdeon Inc. equity	791,525	1,225,033	(1,225,033)	791,525
Noncontrolling interest	—	—	263,763	263,763

Total equity	791,525	1,225,033	(961,270)	1,055,288

Total liabilities and equity	$1,005,245	$2,448,303	$(961,983)	$2,491,565

Condensed Consolidating Statement of Operations

Condensed Consolidating Statement of Operations

	Successor
	Three Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$294,468	$—	$294,468
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	182,565	—	182,565
Development and engineering	—	7,971	—	7,971
Sales, marketing, general and administrative	2,730	34,454	—	37,184
Depreciation and amortization	2,251	44,375	—	46,626
Accretion	8,579	—	—	8,579

Operating income (loss)	(13,560)	25,103	—	11,543
Equity in earnings of consolidated subsidiaries	12,029	—	(12,029)	—
Interest expense, net	23,693	19,209	—	42,902
Loss on extinguishment of debt	495	21,358	—	21,853

Income (loss) before income tax benefit	(49,777)	(15,464)	12,029	(53,212)
Income tax benefit	(14,385)	(3,435)	—	(17,820)

Net income (loss)	$(35,392)	$(12,029)	$12,029	$(35,392)

Condensed Consolidating Statement of Operations

	Predecessor
	Three Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$282,110	$—	$282,110
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	173,373	—	173,373
Development and engineering	—	8,145	—	8,145
Sales, marketing, general and administrative	779	33,316	—	34,095
Depreciation and amortization	1	38,933	—	38,934

Operating income (loss)	(780)	28,343	—	27,563
Equity in earnings of consolidated subsidiaries	(11,485)	—	11,485	—
Interest expense, net	747	11,903	—	12,650
Other	—	(2,235)	—	(2,235)

Income (loss) before income tax provision	9,958	18,675	(11,485)	17,148
Income tax provision	4,157	3,763	—	7,920

Net income (loss)	5,801	14,912	(11,485)	9,228
Net income attributable to noncontrolling interest	—	—	3,427	3,427

Net income (loss) attributable to Emdeon Inc.	$5,801	$14,912	$(14,912)	$5,801

Condensed Consolidating Statement of Operations

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$580,503	$—	$580,503
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	357,756	—	357,756
Development and engineering	—	16,252	—	16,252
Sales, marketing, general and administrative	4,654	67,418	—	72,072
Depreciation and amortization	4,502	87,280	—	91,782
Accretion	12,346	—	—	12,346

Operating income (loss)	(21,502)	51,797	—	30,295
Equity in earnings of consolidated subsidiaries	7,741	—	(7,741)	—
Interest expense, net	46,851	41,790	—	88,641
Loss on extinguishment of debt	495	21,358	—	21,853

Income (loss) before income tax benefit	(76,589)	(11,351)	7,741	(80,199)
Income tax benefit	(23,662)	(3,610)	—	(27,272)

Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)

Condensed Consolidating Statement of Operations

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$553,610	$—	$553,610
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	342,026	—	342,026
Development and engineering	—	16,130	—	16,130
Sales, marketing, general and administrative	1,736	65,527	—	67,263
Depreciation and amortization	2	76,954	—	76,956

Operating income (loss)	(1,738)	52,973	—	51,235
Equity in earnings of consolidated subsidiaries	(21,114)	—	21,114	—
Interest expense, net	1,467	23,808	—	25,275
Other	—	(3,638)	—	(3,638)

Income (loss) before income tax provision	17,909	32,803	(21,114)	29,598
Income tax provision	7,715	5,380	—	13,095

Net income (loss)	10,194	27,423	(21,114)	16,503
Net income attributable to noncontrolling interest	—	—	6,309	6,309

Net income (loss) attributable to Emdeon Inc.	$10,194	$27,423	$(27,423)	$10,194

Condensed Consolidating Statement of Operations

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$190,384	$—	$190,384
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	117,421	—	117,421
Development and engineering	—	5,153	—	5,153
Sales, marketing, general and administrative	1,385	20,393	—	21,778
Depreciation and amortization	1,501	27,593	—	29,094
Accretion	2,459	—	—	2,459
Transaction related costs	485	17,372	—	17,857

Operating income (loss)	(5,830)	2,452	—	(3,378)
Equity in earnings of consolidated subsidiaries	(3,791)	—	3,791	—
Interest expense, net	25,164	4,179	—	29,343
Other income, net	—	(5,843)	—	(5,843)

Income (loss) before income tax provision (benefit)	(27,203)	4,116	(3,791)	(26,878)
Income tax provision (benefit)	(10,510)	325	—	(10,185)

Net income (loss)	$(16,693)	$3,791	$(3,791)	$(16,693)

Condensed Consolidating Statement of Operations

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$929,264	$—	$929,264
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	572,541	—	572,541
Development and engineering	—	26,090	—	26,090
Sales, marketing, general and administrative	12,544	98,919	—	111,463
Depreciation and amortization	3	128,758	—	128,761
Transaction related costs	17,767	48,858	—	66,625

Operating income (loss)	(30,314)	54,098	—	23,784
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Interest expense, net	2,442	40,759	—	43,201
Other income, net	—	(8,036)	—	(8,036)

Income before income tax provision (benefit)	(16,274)	21,375	(16,482)	(11,381)
Income tax provision (benefit)	8,417	(216)	—	8,201

Net income (loss)	(24,691)	21,591	(16,482)	(19,582)
Net income attributable to noncontrolling interest	—	—	5,109	5,109

Net income (loss) attributable to Emdeon Inc.	$(24,691)	$21,591	$(21,591)	$(24,691)

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$1,002,152	$—	$1,002,152
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	612,367	—	612,367
Development and engineering	—	30,638	—	30,638
Sales, marketing, general and administrative	3,198	113,749	—	116,947
Depreciation and amortization	—	124,721	—	124,721

Operating income (loss)	(3,198)	120,677	—	117,479
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Interest expense, net	3,089	57,928	—	61,017
Other income, net	—	(9,284)	—	(9,284)

Income before income tax provision	36,759	72,033	(43,046)	65,746
Income tax provision	17,213	15,366	—	32,579

Net income	19,546	56,667	(43,046)	33,167
Net income attributable to noncontrolling interest	—	—	13,621	13,621

Net income attributable to Emdeon Inc.	$19,546	$56,667	$(56,667)	$19,546

Condensed Consolidating Statement of Operations

	Predecessor
	Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue	$—	$918,448	$—	$918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	—	562,636	—	562,636
Development and engineering	—	30,539	—	30,539
Sales, marketing, general and administrative	1,114	117,882	—	118,996
Depreciation and amortization	—	105,321	—	105,321

Operating income (loss)	(1,114)	102,070	—	100,956
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Interest expense, net	715	69,456	—	70,171
Other income, net	—	(519)	—	(519)

Income before income tax provision	12,610	33,133	(14,439)	31,304
Income tax provision	3,029	14,272	—	17,301

Net income	9,581	18,861	(14,439)	14,003
Net income attributable to noncontrolling interest	—	—	4,422	4,422

Net income attributable to Emdeon Inc.	$9,581	$18,861	$(18,861)	$9,581

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,503	87,279	—	91,782
Deferred income tax benefit	(23,662)	(4,404)	—	(28,066)
Equity in earnings of consolidated subsidiaries	7,741	—	(7,741)	—
Accretion expense	12,346	—	—	12,346
Amortization of debt discount and issuance costs	1,096	3,977	—	5,073
Loss on extinguishment of debt	—	18,293	—	18,293
Other	—	227	—	227
Changes in operating assets and liabilities:
Accounts receivable	—	1,062	—	1,062
Prepaid expenses and other	(1,623)	(2,043)	—	(3,666)
Accounts payable	—	3,231	—	3,231
Accrued expenses, deferred revenue, and other liabilities	26,379	(19,241)	—	7,138
Tax receivable agreement obligations to related parties	(114)	—	—	(114)
Due to/from affiliates	4,246	(4,246)	—	—

Net cash provided by (used in) operating activities	(22,015)	76,394	—	54,379

Investing activities
Purchases of property and equipment	—	(27,430)	—	(27,430)
Payments for acquisitions, net of cash acquired	—	(59,013)	—	(59,013)
Investment in subsidiaries, net	21,866	—	(21,866)	—
Other	—	—	—	—

Net cash provided by (used in) investing activities	21,866	(86,443)	(21,866)	(86,443)

Financing activities
Distributions to Emdeon Inc., net	—	(21,866)	21,866	—
Proceeds from Term Loan Facility	(207)	70,558	—	70,351
Payments on revolver	—	(15,000)	—	(15,000)
Payment of loan costs	(34)	(2,026)	—	(2,060)
Debt principal payments	(135)	(6,177)	—	(6,312)
Repurchase of Parent common stock	—	(317)	—	(317)
Other	—	(135)	—	(135)

Net cash provided by (used in) financing activities	(376)	25,037	21,866	46,527

Net increase (decrease) in cash and cash equivalents	(525)	14,988	—	14,463
Cash and cash equivalents at beginning of period	572	37,353	—	37,925

Cash and cash equivalents at end of period	$47	$52,341	$—	$52,388

Condensed Consolidating Statement of Cash Flows

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$10,194	$27,423	$(21,114)	$16,503
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	2	76,954	—	76,956
Equity compensation	305	11,178	—	11,483
Deferred income tax expense (benefit)	9,474	(7,416)	—	2,058
Equity in earnings of consolidated subsidiaries	(21,114)	—	21,114	—
Amortization of debt discount and issuance costs	—	6,945	—	6,945
Amortization of discontinued cash flow hedge from other comprehensive loss	—	1,879	—	1,879
Change in contingent consideration	—	(3,638)	—	(3,638)
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(5,163)	—	(5,163)
Other	—	16	—	16
Changes in operating assets and liabilities:
Accounts receivable	—	(8,819)	—	(8,819)
Prepaid expenses and other	(547)	2,907	—	2,360
Accounts payable	—	3,925	—	3,925
Accrued expenses, deferred revenue, and other liabilities	(794)	1,610	—	816
Tax receivable agreement obligations to related parties	(2,913)	—	—	(2,913)
Due to/from affiliates	448	(448)	—	—

Net cash provided by (used in) operating activities	(4,945)	107,353	—	102,408

Investing activities
Purchases of property and equipment	—	(34,088)	—	(34,088)
Payments for acquisition, net of cash acquired	—	(39,758)	—	(39,758)

Net cash used in investing activities	—	(73,846)	—	(73,846)

Financing activities
Debt principal payments	—	(4,275)	—	(4,275)
Other	395	(1,410)	—	(1,015)

Net cash provided by (used in) financing activities	395	(5,685)	—	(5,290)

Net increase (decrease) in cash and cash equivalents	(4,550)	27,822	—	23,272
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$35,430	$87,030	$—	$122,460

Condensed Consolidating Statement of Cash Flows

	Successor
	November 2 through December 31, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(16,693)	$3,791	$(3,791)	$(16,693)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,501	27,593	—	29,094
Equity compensation expense	—		—	—
Deferred income tax expense (benefit)	(10,510)	4,113	—	(6,397)
Equity in earnings of consolidated subsidiaries	(3,791)	—	3,791	—
Accretion expense	2,459	—	—	2,459
Amortization of debt discount and issuance costs	356	1,286	—	1,642
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(2,755)	—	(2,755)
Change in contingent consideration	—	(5,843)	—	(5,843)
Other	—	489	—	489
Changes in operating assets and liabilities:
Accounts receivable	—	(13,447)	—	(13,447)
Prepaid expenses and other	3,318	(192)	—	3,126
Accounts payable	—	(2,912)	—	(2,912)
Accrued expenses, deferred revenue, and other liabilities	(13,261)	(4,283)	—	(17,544)
Due to/from affiliates	(3,769)	3,769	—	—

Net cash provided by (used in) operating activities	(40,390)	11,609	—	(28,781)

Investing activities
Purchases of property and equipment	—	(8,279)	—	(8,279)
Purchases of Emdeon Inc.	(1,597,220)	(345,998)	—	(1,943,218)

Net cash used in investing activities	(1,597,220)	(354,277)	—	(1,951,497)

Financing activities
Proceeds from issuance of stock	863,245	—	—	863,245
Proceeds from Term Loan Facility	25,332	1,159,782	—	1,185,114
Proceeds from Revolving Facility	—	25,000	—	25,000
Proceeds from Senior Notes	729,375	—	—	729,375
Payments on Revolving Facility	—	(10,000)	—	(10,000)
Payment of debt issue costs	(5,871)	(30,030)	—	(35,901)
Debt principal and data sublicense obligation payments	—	(942,138)	—	(942,138)
Other	(2,800)	(68)	—	(2,868)

Net cash provided by financing activities	1,609,281	202,546	—	1,811,827

Net decrease in cash and cash equivalents	(28,329)	(140,122)	—	(168,451)
Cash and cash equivalents at beginning of period	28,901	177,475	—	206,376

Cash and cash equivalents at end of period	$572	$37,353	$—	$37,925

Condensed Consolidating Statement of Cash Flows

	Predecessor
	January 1 through November 1, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income (loss)	$(24,691)	$21,591	$(16,482)	$(19,582)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	3	128,758	—	128,761
Equity compensation expense	1,300	53,632	—	54,932
Deferred income tax expense (benefit)	8,417	(23,462)	—	(15,045)
Equity in earnings of consolidated subsidiaries	(16,482)	—	16,482	—
Amortization of debt discount and issuance costs	—	11,673	—	11,673
Amortization of discontinued cash flow hedge from other comprehensive loss	—	3,167	—	3,167
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(7,983)	—	(7,983)
Change in contingent consideration	—	(8,036)	—	(8,036)
Other	—	1,119	—	1,119
Changes in operating assets and liabilities:
Accounts receivable	—	660	—	660
Prepaid expenses and other	88	6,550	—	6,638
Accounts payable	—	8,505	—	8,505
Accrued expenses, deferred revenue, and other liabilities	29,263	18,350	—	47,613
Tax receivable agreement obligations to related parties	(3,519)	—	—	(3,519)
Due to/from affiliates	(2,667)	2,667	—	—

Net cash provided (used in) by operating activities	(8,288)	217,191	—	208,903

Investing activities
Purchases of property and equipment	—	(51,902)	—	(51,902)
Payments for acquisitions, net of cash acquired	—	(39,422)	—	(39,422)

Net cash used in investing activities	—	(91,324)	—	(91,324)

Financing activities
Debt principal and data sublicense obligation payments	(3,716)	(6,412)	—	(10,128)
Other	925	(1,188)	—	(263)

Net cash used in financing activities	(2,791)	(7,600)	—	(10,391)

Net increase (decrease) in cash and cash equivalents	(11,079)	118,267	—	107,188
Cash and cash equivalents at beginning of period	39,980	59,208	—	99,188

Cash and cash equivalents at end of period	$28,901	$177,475	$—	$206,376

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2010
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$19,546	$56,667	$(43,046)	$33,167
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2	124,719	—	124,721
Equity compensation expense	760	16,961	—	17,721
Deferred income tax expense (benefit)	17,213	(4,977)	—	12,236
Equity in earnings of consolidated subsidiaries	(43,046)	—	43,046	—
Amortization of debt discount and issuance costs	—	12,911	—	12,911
Amortization of discontinued cash flow hedge from other comprehensive loss	—	5,800	—	5,800
Change in fair value of interest rate swap (not subject to hedge accounting)	—	(3,908)	—	(3,908)
(Gain) loss on abandonment of leased properties	—	(105)	—	(105)
Change in contingent consideration	—	(9,284)	—	(9,284)
Other	—	524	—	524
Changes in operating assets and liabilities:
Accounts receivable	—	(2,429)	—	(2,429)
Prepaid expenses and other	(425)	(12,127)	—	(12,552)
Accounts payable	—	(7,499)	—	(7,499)
Accrued expenses, deferred revenue, and other liabilities	(92)	543	—	451
Tax receivable agreement obligations to related parties	95	—	—	95
Due to/from affiliates	504	(504)	—	—

Net cash provided by (used in) operating activities	(5,443)	177,292	—	171,849

Investing activities
Purchases of property and equipment	—	(79,988)	—	(79,988)
Payments for acquisitions, net of cash acquired	—	(251,464)	—	(251,464)
Investment in subsidiary	(80,000)	—	80,000	—
Other	(3,000)	—	—	(3,000)

Net cash provided by (used in) investing activities	(83,000)	(331,452)	80,000	(334,452)

Financing activities
Proceeds from issuance of stock	306	—	—	306
Capital contribution from Emdeon Inc.	—	80,000	(80,000)	—
Proceeds from incremental term loan	—	97,982	—	97,982
Debt principal and sublicense obligation payments	(3,624)	(7,799)	—	(11,423)
Repayment of assumed debt obligations	—	(35,254)	—	(35,254)
Other	—	(1,819)	—	(1,819)

Net cash provided by (used in) financing activities	(3,318)	133,110	(80,000)	49,792

Net decrease in cash and cash equivalents	(91,761)	(21,050)	—	(112,811)
Cash and cash equivalents at beginning of period	131,741	80,258	—	211,999

Cash and cash equivalents at end of period	$39,980	$59,208	$—	$99,188

Condensed Consolidating Statement of Cash Flows

	Predecessor
	For the Year Ended December 31, 2009
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Operating activities
Net income	$9,581	$18,861	$(14,439)	$14,003
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	105,321	—	105,321
Equity compensation expense	307	25,108	—	25,415
Deferred income tax expense (benefit)	3,029	(4,277)	—	(1,248)
Equity in earnings of consolidated subsidiaries	(14,439)	—	14,439	—
Amortization of debt discount and issuance costs	—	11,947	—	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss	—	7,970	—	7,970
(Gain) loss on abandonment of leased properties	—	1,675	—	1,675
Other	—	(502)	—	(502)
Changes in operating assets and liabilities:
Accounts receivable	—	(2,571)	—	(2,571)
Prepaid expenses and other	(561)	5,506	—	4,945
Accounts payable	—	4,731	—	4,731
Accrued expenses, deferred revenue, and other liabilities	745	(9,979)	—	(9,234)
Tax receivable agreement obligations to related parties	299	—	—	299
Due to/from affiliates	97	(97)	—	—

Net cash provided by (used in) operating activities	(942)	163,693	—	162,751

Investing activities
Purchases of property and equipment	—	(48,292)	—	(48,292)
Payments for acquisitions, net of cash acquired	—	(76,250)	—	(76,250)
Purchases of Emdeon Business Services, net of cash acquired	(11)	11	—	—
Other	—	1,300	—	1,300

Net cash used in investing activities	(11)	(123,231)	—	(123,242)

Financing activities
Proceeds from issuance of stock	145,165	2,799	—	147,964
Repurchase of Class A common stock	(1,586)	—	—	(1,586)
Repurchase of Units of EBS Master LLC	(5,373)	—	—	(5,373)
Debt principal and sublicense obligation payments	(5,653)	(23,550)	—	(29,203)
Repayment of assumed debt obligations	—	(200)	—	(200)
Payments on revolver	—	(10,000)	—	(10,000)
Proceeds from capital contribution	138	(138)	—	—
Capital contributions from stockholders	—	203	—	203
Other	—	(793)	—	(793)

Net cash provided by (used in) financing activities	132,691	(31,679)	—	101,012

Net (decrease) increase in cash and cash equivalents	131,738	8,783	—	140,521
Cash and cash equivalents at beginning of period	3	71,475	—	71,478

Cash and cash equivalents at end of period	$131,741	$80,258	$—	$211,999

Condensed Consolidating Statement of Comprehensive Income (Loss)

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Three Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(35,392)	$(12,029)	$12,029	$(35,392)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(4,192)	—	—	(4,192)
Foreign currency translation adjustment	—	40	—	40
Equity in other comprehensive earnings	40	—	(40)	—

Other comprehensive income (loss)	(4,152)	40	(40)	(4,152)

Total comprehensive income (loss)	$(39,544)	$(11,989)	$11,989	$(39,544)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Three Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$5,801	$14,912	$(11,485)	$9,228
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes	—	832	—	832
Foreign currency translation adjustment	—	3	—	3
Equity in other comprehensive earnings	656	—	(656)	—

Other comprehensive income (loss)	656	835	(656)	835

Total comprehensive income (loss)	6,457	15,747	(12,141)	10,063
Comprehensive income attributable to noncontrolling interest	—	—	3,606	3,606

Comprehensive income attributable to Emdeon Inc.	$6,457	$15,747	$(15,747)	$6,457

Condensed Consolidating Statement of Comprehensive Income (Loss)

	Successor
	Six Months Ended June 30, 2012
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income (loss)	$(52,927)	$(7,741)	$7,741	$(52,927)
Other comprehensive income (loss):
Changes in fair value of interest rate swap, net of taxes	(2,334)	—	—	(2,334)
Foreign currency translation adjustment	—	234	—	234
Equity in other comprehensive earnings	234	—	(234)	—

Other comprehensive income (loss)	(2,100)	234	(234)	(2,100)

Total comprehensive income (loss)	$(55,027)	$(7,507)	$7,507	$(55,027)

Condensed Consolidating Statement of Comprehensive Income

	Predecessor
	Six Months Ended June 30, 2011
	Emdeon Inc.	Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$10,194	$27,423	$(21,114)	$16,503
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes	—	1,643	—	1,643
Foreign currency translation adjustment	—	(5)	—	(5)
Equity in other comprehensive earnings	1,289	—	(1,289)	—

Other comprehensive income (loss)	1,289	1,638	(1,289)	1,638

Total comprehensive income (loss)	11,483	29,061	(22,403)	18,141
Comprehensive income attributable to noncontrolling interest	—	6,658		6,658

Comprehensive income attributable to Emdeon Inc.	$11,483	$22,403	$(22,403)	$11,483

Nature Of Business And Organization (Narrative) (Detail) (USD $)	2 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Nov. 02, 2011
Organization And Nature Of Business [Line Items]
Common stock, par value	$ 0.01	$ 0.01
Equity contributed by certain rollover investors	$ 19	$ 19
Capital Contributions			$ 966,000,000
Senior secured term loan credit facility
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			1,224,000,000
Senior secured revolving credit facility
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			125,000,000
Senior notes due 2019
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			375,000,000
Debt instrument, due date			2019
Senior notes due 2020
Organization And Nature Of Business [Line Items]
Debt instrument, face amount			$ 375,000,000
Debt instrument, due date			2020
Common Stock, Class A
Organization And Nature Of Business [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001
Common Stock, Class B
Organization And Nature Of Business [Line Items]
Common stock, par value	$ 0.00001	$ 0.00001

Nature Of Business And Organization (Transaction-Related Costs Incurred And Included In The Accompanying Consolidated Statements Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended
	Dec. 31, 2011 Successor	Nov. 01, 2011 Predecessor
Business Acquisition [Line Items]
Accelerated vesting of equity compensation		$ 35,285
Professional and other advisory fees		27,573
Expenses incurred in connection with the refinancing of existing debt	16,857
Transaction-related bonuses and severance	1,000	3,767
Total	$ 17,857	$ 66,625

Summary Of Significant Accounting Policies (Useful Lives Of Newly Acquired Assets) (Detail)	2 Months Ended
Dec. 31, 2011
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Technology
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	6 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	Shorter of useful life or lease term
Minimum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Minimum | Production equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Minimum | Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	3 years
Maximum | Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	5 years
Maximum | Production equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years
Maximum | Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment	7 years

Summary Of Significant Accounting Policies (Estimated Useful Lives Of Intangible Assets) (Detail)	2 Months Ended
Dec. 31, 2011
Tradenames
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	20 years
Data sublicense agreement
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	6 years
Non-complete agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	5 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	10 years
Minimum | Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	1 year
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	20 years
Maximum | Backlog
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of the intangible assets	2 years

Business Combinations (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	2 Months Ended		2 Months Ended				6 Months Ended
	Dec. 31, 2011	Mar. 31, 2012	Dec. 31, 2011 CEA	Nov. 30, 2011 CEA	Dec. 31, 2011 FVTech	Dec. 31, 2011 HTMS	Dec. 31, 2011 Chapin	Dec. 31, 2011 EquiClaim	Jun. 30, 2012 EquiClaim	Jun. 30, 2012 TC3
Business Acquisition [Line Items]
Reduction in gross consideration transferred in the merger	$ 54,525
Date of acquisition			October 2010		January 2010	March 2010	June 2010	May 2011	May 2011	May 2012
Cash paid to equityholders				2,800
Decrease in Goodwill	26,642
Decrease in Deferred taxes	16,088
Increase (decrease) in tax receivable agreement obligations to related parties	(21,821)
Increase (decrease) of accretion expense after retrospective adjustment	457	698
Increase (decrease) in Income tax benefit	$ 625	$ (418)

Business Combinations (Summary Of Information Related To Acquisitions) (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	6 Months Ended	12 Months Ended													3 Months Ended	6 Months Ended						3 Months Ended	6 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended				2 Months Ended	10 Months Ended	12 Months Ended					12 Months Ended						12 Months Ended	10 Months Ended	12 Months Ended						10 Months Ended	12 Months Ended					12 Months Ended
	Jun. 30, 2012 Merger	Dec. 31, 2011 Merger	Jun. 30, 2012 Merger Tradenames	Dec. 31, 2011 Merger Tradenames	Jun. 30, 2012 Merger Non-compete agreements	Dec. 31, 2011 Merger Non-compete agreements	Jun. 30, 2012 Merger Customer relationships	Dec. 31, 2011 Merger Customer relationships	Jun. 30, 2012 Merger Data sublicense	Dec. 31, 2011 Merger Data sublicense	Jun. 30, 2012 Merger Backlog	Dec. 31, 2011 Merger Backlog	Jun. 30, 2012 Merger Common stock	Dec. 31, 2011 Merger Common stock	Jun. 30, 2011 EquiClaim	Jun. 30, 2011 EquiClaim	Jun. 30, 2012 EquiClaim	Jun. 30, 2012 EquiClaim Tradenames	Jun. 30, 2012 EquiClaim Non-compete agreements	Jun. 30, 2012 EquiClaim Customer relationships	Jun. 30, 2012 EquiClaim Backlog	Jun. 30, 2012 TC3	Jun. 30, 2012 TC3	Jun. 30, 2012 TC3 Tradenames	Jun. 30, 2012 TC3 Non-compete agreements	Jun. 30, 2012 TC3 Customer relationships	Dec. 31, 2011 Predecessor FVTech	Nov. 01, 2011 Predecessor FVTech	Dec. 31, 2011 Predecessor FVTech Year	Dec. 31, 2010 Predecessor FVTech	Dec. 31, 2011 Predecessor FVTech Tradenames	Dec. 31, 2011 Predecessor FVTech Customer relationships	Dec. 31, 2011 Predecessor HTMS	Nov. 01, 2011 Predecessor HTMS	Dec. 31, 2011 Predecessor HTMS Year	Dec. 31, 2010 Predecessor HTMS	Dec. 31, 2011 Predecessor HTMS Tradenames	Dec. 31, 2011 Predecessor HTMS Non-compete agreements	Dec. 31, 2011 Predecessor HTMS Backlog	Dec. 31, 2011 Predecessor HTMS Common Stock, Class A	Dec. 31, 2011 Predecessor Chapin	Dec. 31, 2010 Predecessor Chapin	Dec. 31, 2011 Predecessor Chapin Tradenames	Dec. 31, 2011 Predecessor Chapin Non-compete agreements	Dec. 31, 2011 Predecessor Chapin Customer relationships	Dec. 31, 2011 Predecessor Chapin Common Stock, Class A	Nov. 01, 2011 Predecessor CEA	Dec. 31, 2011 Predecessor CEA	Dec. 31, 2010 Predecessor CEA	Dec. 31, 2011 Predecessor CEA Tradenames	Dec. 31, 2011 Predecessor CEA Non-compete agreements	Dec. 31, 2011 Predecessor CEA Customer relationships	Dec. 31, 2011 Predecessor CEA Backlog	Nov. 01, 2011 Predecessor EquiClaim	Dec. 31, 2011 Predecessor EquiClaim	Dec. 31, 2011 Predecessor EquiClaim Tradenames	Dec. 31, 2011 Predecessor EquiClaim Non-compete agreements	Dec. 31, 2011 Predecessor EquiClaim Customer relationships	Dec. 31, 2011 Predecessor EquiClaim Backlog	Dec. 31, 2011 Predecessor Maximum FVTech	Dec. 31, 2011 Predecessor Maximum Chapin	Dec. 31, 2011 Predecessor Maximum Chapin Common Stock, Class A	Dec. 31, 2011 Predecessor Minimum FVTech	Dec. 31, 2011 Predecessor Minimum Chapin
Business Acquisition [Line Items]
Total consideration transferred	$ 2,192,343,000	$ 2,192,343,000															$ 39,408,000					$ 61,795,000	$ 61,795,000				$ 34,158,000		$ 34,158,000				$ 18,743,000		$ 18,743,000						$ 22,933,000							$ 211,969,000							$ 39,408,000
Total Consideration Fair Value at Acquisition Date:
Cash paid at closing	1,943,218,000	1,943,218,000															39,758,000					61,351,000	61,351,000				20,005,000		20,005,000				7,841,000		7,841,000						16,096,000							209,520,000							39,758,000
Common stock fair value													245,000,000	245,000,000																										2,263,000						2,554,000
Parent options fair value	4,125,000	4,125,000
Estimated contingent consideration																											13,850,000		13,850,000				8,230,000		8,230,000						3,885,000							2,364,000
Other																	(350,000)					444,000	444,000				303,000		303,000				409,000		409,000						398,000							85,000							(350,000)
Total consideration transferred	2,192,343,000	2,192,343,000															39,408,000					61,795,000	61,795,000				34,158,000		34,158,000				18,743,000		18,743,000						22,933,000							211,969,000							39,408,000
Allocation of the Consideration Transferred:
Cash	206,376,000	206,376,000																				2,340,000	2,340,000				372,000		372,000				1,029,000		1,029,000						62,000							533,000
Accounts receivable	175,514,000	175,514,000															1,983,000					4,138,000	4,138,000				1,736,000		1,736,000				3,270,000		3,270,000						1,322,000							14,412,000							1,983,000
Deferred income tax assets	1,739,000	1,739,000
Prepaid expenses and other current assets	20,226,000	20,226,000															74,000					155,000	155,000				35,000		35,000												46,000							4,583,000							74,000
Property and equipment	278,122,000	278,122,000															2,331,000					10,414,000	10,414,000				18,423,000		18,423,000												3,065,000							26,371,000							2,331,000
Other assets	4,205,000	4,205,000																									29,000		29,000												12,000							91,000
Identifiable intangible assets:
Identifiable intangible assets			156,000,000	156,000,000	11,500,000	11,500,000	1,623,000,000	1,623,000,000	31,000,000	31,000,000	19,000,000	19,000,000						160,000	100,000	14,030,000	3,680,000			530,000	1,300,000	19,000,000					160,000	560,000					190,000	3,150,000	1,630,000				50,000	3,350,000	4,640,000					3,570,000	1,560,000	77,710,000	16,820,000			160,000	100,000	14,030,000	3,680,000
Goodwill	1,443,574,000	1,443,574,000															18,079,000					39,622,000	39,622,000				14,038,000		14,038,000				12,414,000		12,414,000						10,895,000							167,153,000							18,079,000
Accounts payable	(12,346,000)	(12,346,000)															(98,000)										(338,000)		(338,000)				(1,786,000)		(1,786,000)						(146,000)							(4,198,000)							(98,000)
Accrued expenses	(149,480,000)	(149,480,000)															(931,000)					(5,568,000)	(5,568,000)				(550,000)		(550,000)				(1,050,000)		(1,050,000)						(363,000)							(13,674,000)							(931,000)
Deferred revenues	(4,340,000)	(4,340,000)
Current maturities of long-term debt	(11,861,000)	(11,861,000)																															(104,000)		(104,000)													(2,850,000)
Long-term debt	(960,936,000)	(960,936,000)																																														(32,300,000)
Deferred income tax liabilities	(515,725,000)	(515,725,000)																				(10,052,000)	(10,052,000)																									(46,980,000)
Tax receivable obligations to related parties	(115,237,000)	(115,237,000)
Other long-term liabilities	(7,988,000)	(7,988,000)																				(84,000)	(84,000)				(307,000)		(307,000)																			(832,000)
Total consideration transferred	2,192,343,000	2,192,343,000															39,408,000					61,795,000	61,795,000				34,158,000		34,158,000				18,743,000		18,743,000						22,933,000							211,969,000							39,408,000
Acquisition costs in sales, marketing, general and administrative expense:
Acquisition costs in sales, marketing, general and administrative expense															101,000	350,000						182,000	523,000							143,000						184,000						246,000							758,000					351,000
Contingent Consideration Information:
Contingent consideration range, minimum																											0		0				0		0
Contingent consideration range, maximum																											40,000		40,000				14,000		14,000
Contingent consideration, number of shares																																																														627,080
Remaining performance period applicable																													2,012						2,012
Type of measurement		N/A																											Level 3						Level 3						Level 3							Level 3							N/A
Key assumptions at the acquisition date:
Discount rate																													11.60%						20.50%													12.60%
Expected performance																																																												27,000			1,500
Expected performance rate																																			90.00%																										70.00%			20.00%
Common stock price																																														$ 13.28
Marketability discount																																									8.00%
Increase (decrease) to net income:
Increase (decrease) to net income																											2,690,000	4,480,000		6,680,000			3,100,000	3,650,000		1,480,000						1,134,000					(59,000)
Other Information:
Total consideration common stock (in shares)	245,000	245,000																																						152,532						209,026
Gross contractual accounts receivable	181,398,000	181,398,000															2,094,000					4,370,000	4,370,000				1,774,000		1,774,000				3,286,000		3,286,000						1,720,000							15,873,000							2,094,000
Amount not expected to be collected	5,884,000	5,884,000															111,000					232,000	232,000				38,000		38,000				16,000		16,000						398,000							1,461,000							111,000
Goodwill expected to be deductible for tax purposes																	$ 39,483,000										$ 18,834,000		$ 18,834,000				$ 9,339,000		$ 9,339,000						$ 18,020,000														$ 39,483,000

Business Combinations (Pro Forma Results Of Consolidated Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Revenues	$ 1,121,950	$ 1,066,623	$ 1,013,580
Net income (loss) attributable to Emdeon Inc.	$ (54,412)	$ (70,665)	$ 2,417

Business Combinations (Supplemental Pro Forma Earnings) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 CEA	Dec. 31, 2009 CEA
Business Acquisition [Line Items]
Acquisition costs related to CEA		$ 758	$ 218
Non recurring items not attributable to acquisition	$ 84,482	$ 5,375

Property And Equipment (Schedule Of Property And Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Computer equipment	Dec. 31, 2011 Production equipment	Dec. 31, 2011 Office equipment, furniture and fixtures	Dec. 31, 2011 Software	Dec. 31, 2011 Technology	Dec. 31, 2011 Leasehold improvements	Dec. 31, 2011 Construction in progress	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Computer equipment	Dec. 31, 2010 Predecessor Production equipment	Dec. 31, 2010 Predecessor Office equipment, furniture and fixtures	Dec. 31, 2010 Predecessor Software	Dec. 31, 2010 Predecessor Technology	Dec. 31, 2010 Predecessor Leasehold improvements	Dec. 31, 2010 Predecessor Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 288,258	$ 30,950	$ 18,910	$ 11,212	$ 28,881	$ 148,764	$ 20,514	$ 29,027	$ 390,286	$ 62,239	$ 27,216	$ 18,975	$ 87,727	$ 145,888	$ 24,278	$ 23,963
Less accumulated depreciation		(10,490)								(158,979)
Property and equipment, net	$ 276,809	$ 277,768								$ 231,307

Property And Equipment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 10,490	$ 51,878	$ 51,596	$ 42,231

Goodwill And Intangible Assets (Goodwill Activity) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2011 Payer	Jun. 30, 2012 Payer	Nov. 01, 2011 Payer Predecessor	Dec. 31, 2010 Payer Predecessor	Dec. 31, 2011 Provider	Jun. 30, 2012 Provider	Nov. 01, 2011 Provider Predecessor	Dec. 31, 2010 Provider Predecessor	Dec. 31, 2011 Pharmacy	Jun. 30, 2012 Pharmacy	Dec. 31, 2010 Pharmacy Predecessor	Nov. 01, 2011 Pharmacy Predecessor
Goodwill [Line Items]
Beginning balance		$ 1,443,574	$ 908,310	$ 703,027		$ 508,766	$ 322,101	$ 303,650		$ 761,870	$ 502,227	$ 315,647		$ 172,938	$ 83,730	$ 83,982
Eliminate Predecessor goodwill	(925,564)				(340,180)				(501,402)				(83,982)
Acquisitions	1,433,574	39,622	18,079	205,031	508,766	39,622	18,079	18,451	761,870			186,580	172,938
Other			(825)	252							(825)				252
Changes in preliminary purchase price allocation		(318)				(108)				(173)				(37)
Ending balance	$ 1,443,574	$ 1,482,878	$ 925,564	$ 908,310	$ 508,766	$ 548,280	$ 340,180	$ 322,101	$ 761,870	$ 761,697	$ 501,402	$ 502,227	$ 172,938	$ 172,901	$ 83,982	$ 83,982

Intangible Assets Subject to Amortization (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 Year	Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,861,330	$ 1,840,500
Accumulated Amortization	(74,832)	(18,603)
Net	1,786,498	1,821,897
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	18.9	19.6
Gross Carrying Amount	1,642,000	1,623,000
Accumulated Amortization	(54,950)	(13,658)
Net	1,587,050	1,609,342
Tradenames
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	19	19.8
Gross Carrying Amount	156,530	156,000
Accumulated Amortization	(5,229)	(1,300)
Net	151,301	154,700
Data sublicense agreement
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	4.1	5.8
Gross Carrying Amount	12,800	31,000
Accumulated Amortization	(1,606)	(873)
Net	11,194	30,127
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	5.3	4.8
Gross Carrying Amount	31,000	11,500
Accumulated Amortization	(3,491)	(383)
Net	27,509	11,117
Backlog
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	0.7	1.2
Gross Carrying Amount	19,000	19,000
Accumulated Amortization	(9,556)	(2,389)
Net	$ 9,444	$ 16,611

Goodwill And Intangible Assets (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Nov. 02, 2011	Jun. 30, 2012	Jun. 30, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 18,603	$ 56,229	$ 46,301	$ 76,883	$ 73,125	$ 63,089

Goodwill And Intangible Assets (Aggregate Future Amortization Expense For Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 56,232	$ 110,787
2013	102,908	100,398
2014	99,797	97,287
2015	99,390	97,287
2016	98,804	96,904
Thereafter	1,329,367	1,319,234
Intangible assets, net	$ 1,786,498	$ 1,821,897

Debt Issuance Costs (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Total unamortized debt issuance costs	$ 35,214	$ 1,204

Accrued Expenses (Schedule Of Accrued Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010 Predecessor
Schedule Of Accrued Liabilities [Line Items]
Customer deposits	$ 27,383	$ 26,840
Accrued compensation	16,257	15,530
Accrued rebates	6,187	5,394
Accrued telecommunications	3,676	2,677
Accrued outside services	10,367	7,698
Accrued insurance	3,237	2,003
Accrued income, sales and other taxes	4,504	2,578
Accrued interest	15,317	885
Interest rate swap agreement		10,738
Accrued liabilities for purchases of property and equipment	5,841	6,497
Current portion of tax receivable agreement obligations to related parties	334	3,746
Pass-through payments	20,704	9,218
Other accrued liabilities	18,289	18,441
Accrued expenses, total	$ 132,096	$ 112,245

Long-Term Debt (Schedule Of Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Senior Credit Facilities	Jun. 30, 2012 Data sublicense agreement	Dec. 31, 2011 Data sublicense agreement	Jun. 30, 2012 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Jun. 30, 2012 11% Senior Notes Due December 31, 2019 Senior Notes	Dec. 31, 2011 11% Senior Notes Due December 31, 2019 Senior Notes	Jun. 30, 2012 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2011 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2010 Predecessor	Dec. 31, 2010 Predecessor Data sublicense agreement	Dec. 31, 2010 Predecessor First Lien Term Loan Facility, Due November 16, 2013 Prior Credit Facilities	Dec. 31, 2010 Predecessor Second Lien Term Loan Facility, Due May 16, 2014 Prior Credit Facilities	Dec. 31, 2010 Predecessor Incremental Borrowing On First Lien Term Loan Facility, Due November 16, 2013 Prior Credit Facilities
Line of Credit Facility [Line Items]
Long-term debt		$ 2,019,659		$ 30,659	$ 30,659	$ 1,262,860	$ 1,185,840	$ 15,000	$ 366,107	$ 365,743	$ 364,226	$ 363,866		$ 40,323	$ 650,172	$ 157,864	$ 97,884
Less current portion	(16,805)	(16,034)	(525)										(12,494)
Long-term debt	$ 2,007,047	$ 1,945,074											$ 933,749

Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Senior Credit Facilities	Jun. 30, 2012 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Jun. 30, 2012 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Jun. 30, 2012 11% Senior Notes Due December 31, 2019 Senior Notes	Dec. 31, 2011 11% Senior Notes Due December 31, 2019 Senior Notes	Jun. 30, 2012 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2011 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2010 First Lien Term Loan Facility, Due November 16, 2013 Predecessor Prior Credit Facilities	Dec. 31, 2010 Second Lien Term Loan Facility, Due May 16, 2014 Predecessor Prior Credit Facilities	Dec. 31, 2010 Incremental Borrowing On First Lien Term Loan Facility, Due November 16, 2013 Predecessor Prior Credit Facilities
Line of Credit Facility [Line Items]
Long-term debt, face amount	$ 52,500	$ 1,301,000	$ 1,224,000	$ 125,000	$ 125,000	$ 375,000	$ 375,000	$ 375,000	$ 375,000	$ 755,000	$ 170,000	$ 100,000
Long-term debt, stated interest rate						11.00%	11.00%	11.25%	11.25%
Long-term debt, due date		November 2, 2018	November 2, 2018	November 2, 2016	November 2, 2016	December 31, 2019	December 31, 2019	December 31, 2020	December 31, 2020	November 16, 2013	May 16, 2014	November 16, 2013
Long-term debt, unamortized discount		$ 34,828	$ 38,160			$ 8,893	$ 9,257	$ 10,774	$ 11,134	$ 28,628	$ 12,136	$ 1,866
Long-term debt, effective interest rate		5.82%	7.79%			11.53%	11.53%	11.86%	11.86%

Long-Term Debt (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		10 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Senior Notes	Dec. 31, 2011 Senior Notes	Jun. 30, 2012 2019 Notes Or 2020 Notes	Dec. 31, 2011 2019 Notes Or 2020 Notes	Jun. 30, 2012 Data sublicense agreement	Dec. 31, 2011 Data sublicense agreement	Dec. 31, 2011 Prior Credit Facilities	Jun. 30, 2012 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Term Loan Facility, Due November 2, 2018 Senior Credit Facilities	Jun. 30, 2012 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Dec. 31, 2011 Senior Secured Revolving Credit Facility, Expiring On November 2, 2016 Senior Credit Facilities	Jun. 30, 2012 11% Senior Notes Due December 31, 2019 Senior Notes	Dec. 31, 2011 11% Senior Notes Due December 31, 2019 Senior Notes	Jun. 30, 2012 11.25% Senior Notes Due December 31, 2020 Senior Notes	Dec. 31, 2011 11.25% Senior Notes Due December 31, 2020 Senior Notes	Jun. 30, 2012 Payments Through 2018 Data sublicense agreement	Dec. 31, 2011 Payments Through 2018 Data sublicense agreement	Jun. 30, 2012 Maximum	Dec. 31, 2011 Maximum	Jun. 30, 2012 Minimum	Dec. 31, 2011 Minimum	Jun. 30, 2012 Same Day Notice	Dec. 31, 2011 Same Day Notice	Jun. 30, 2012 Letters Of Credit	Dec. 31, 2011 Letters Of Credit	Jun. 30, 2012 Senior Secured Term Loan Facility	Dec. 31, 2011 Senior Secured Term Loan Facility	Jun. 30, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Jun. 30, 2012 Revolving Credit Facility Prior Facility	Dec. 31, 2011 First Lien Term Loan Prior Credit Facilities	Nov. 30, 2006 First Lien Term Loan Prior Credit Facilities	Nov. 01, 2011 Revolver Prior Credit Facilities	Dec. 31, 2011 Revolver Prior Credit Facilities	Nov. 30, 2006 Revolver Prior Credit Facilities	Dec. 31, 2011 Revolver Maximum Prior Credit Facilities	Dec. 31, 2011 Revolver Minimum Prior Credit Facilities	Dec. 31, 2011 Second Lien Term Loan Prior Credit Facilities	Nov. 30, 2006 Second Lien Term Loan Prior Credit Facilities	Dec. 31, 2011 Incremental Term Loan Prior Credit Facilities	Oct. 31, 2010 Incremental Term Loan Prior Credit Facilities	Jun. 30, 2012 Term Loan Facility	Jun. 30, 2012 Term Loan Facility Prior Facility
Line of Credit Facility [Line Items]
Accordion credit		$ 300,000	$ 300,000
Net leverage ratio		4	4
Letters of credit																									30,000	30,000	50,000	50,000
Federal funds rate	0.50%	0.50%	0.50%
Additional rate included in LIBOR determination		1.00%	1.00%
Minimum LIBOR rate																													1.25%	1.25%
Base rate borrowings																														4.50%		4.25%
LIBOR borrowings																														5.50%		5.25%
Decrease in applicable margin rate																															3.25%	0.25%	5.00%
Commitment fees, percentage																															0.50%	0.50%
Net cash proceeds of incurrence of debt, percentage		100.00%	100.00%
Annual excess cash flow		50.00%	50.00%
Reduction in annual excess cash flow																					25.00%	25.00%	0.00%	0.00%
Net cash proceeds of asset sales and casualty and condemnation events		100.00%	100.00%
Prepayment premium to be paid on aggregate principal amount of loans		1.00%	1.00%
Quarterly payment on original principal amount of loans		0.25%	0.25%
Long-term debt, due date											November 2, 2018	November 2, 2018	November 2, 2016	November 2, 2016	December 31, 2019	December 31, 2019	December 31, 2020	December 31, 2020
Capital stock of foreign restricted subsidiaries		65.00%	65.00%
Long-term debt, stated interest rate															11.00%	11.00%	11.25%	11.25%
Principal amount redemption, percentage						35.00%	35.00%
Aggregate redemption price, percentage						100.00%	100.00%
Principal amount redemption, minimum percentage						50.00%	50.00%
Redemption period						180 days	180 days
Percentage of principal amount equal to purchase price of notes				101.00%	101.00%
Payments due related to an asset acquired									45,000											65,000
Credit facility																																			755,000			50,000				170,000		100,000
Line of credit, expiration																																		November 2013			November 2012				May 2014
Leverage ratio, percentage																																							0.50%	0.38%
Commitment fees																																				159
Quarterly principal installments payable																																		1,800									250
Legal and other professional fees										6,950
Additional term loans for general corporate purposes																																													80,000
LIBOR plus rate, after amendment																															3.50%														3.75%
LIBOR plus rate, before amendment																																	5.25%													5.50%
LIBOR floor rate																																													1.25%
Loss on extinguishment of debt	21,853	21,853
Losses related to fees paid to third parties	3,558	3,558
Payments due related to an asset acquired								$ 45,000											$ 65,000

Long-Term Debt (Aggregate Amounts Of Future Maturities Under Long-Term Debt) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	$ 16,036
2013	16,561
2014	17,540
2015	18,673
2016	34,976
Thereafter	1,915,873
Long term debt, future maturities	$ 2,019,659

Interest Rate Swap (Fair Value Of Derivative Instrument) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2012 Accrued expenses	Jun. 30, 2012 Other long-term liabilities	Dec. 31, 2010 Predecessor Accrued expenses
Derivatives designated as hedging instruments:
Interest rate swap	$ (3,711)	$ (2,555)	$ (1,156)	$ (10,738)

Interest Rate Swap (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments [Line Items]
Notional amount of swap		$ 640,000	$ 0	$ 240,720
Interest rate derivatives designated as cash flow hedges, notional amount	640,000
Estimated reclassification as increase to interest expense	1,156
Termination value of derivatives	$ 4,420

Interest Rate Swap (Effect Of Derivative Instrument On The Accompanying Consolidated Statements Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Derivatives in Cash Flow Hedging Relationships
Gain/(loss) related to effective portion of derivative recognized in other comprehensive loss		$ 7,306	$ 4,782				$ 6,690	$ 9,908
Gain/(loss) related to effective portion of derivative reclassified from accumulated other comprehensive loss to interest expense		(645)	(1,070)	(3,769)	(7,485)	(11,645)	(22,309)	(27,736)
Derivatives Not Designated as Hedging Instruments
Gain recognized in interest expense	$ 2,755			$ 2,608	$ 5,163	$ 7,983	$ 3,980

Fair Value Measurements (Fair Value Of Financial Instruments Measured On A Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ (3,711)
Contingent consideration obligations	(402)	(501)
Total	(4,113)
Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	(3,711)
Total	(3,711)
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration obligations	(402)	(501)
Total	$ (402)

Fair Value Measurements (Reconciliation Of The Fair Value Of The Liabilities That Use Significant Unobservable Inputs (Level 3)) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (9,163)	$ (445)	$ (501)	$ (13,529)	$ (16,046)	$ (16,046)
Issuances of contingent consideration	(49)			230	479	(2,154)	(25,330)
Settlement of contingent consideration	2,868	43	99	69	934	1,001
Total changes included in other income	5,843			2,235	3,638	8,036	9,284
Balance at end of period	$ (501)	$ (402)	$ (402)	$ (10,995)	$ (10,995)	$ (9,163)	$ (16,046)

Fair Value Measurements (Carrying Amount And The Estimated Fair Value Of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Nov. 01, 2011
Estimated Fair Value Of Financial Instruments [Line Items]
Cash and cash equivalents, Carrying Amount	$ 52,388	$ 37,925	$ 206,376
Accounts receivable, carrying amount	192,036	188,960
Senior Credit Facilities, carrying amount		1,200,840
Senior Notes, carrying amount		729,609
Cost method investment, carrying amount		3,458
Cash and cash equivalents, fair value	52,388	37,925
Accounts receivable, fair value	192,036	188,960
Significant Other Observable Inputs (Level 1)
Estimated Fair Value Of Financial Instruments [Line Items]
Senior Credit Facilities, carrying amount	1,262,860
Senior Credit Facilities, fair value (Level 1)	1,298,499	1,251,885
Significant Other Observable Inputs (Level 2)
Estimated Fair Value Of Financial Instruments [Line Items]
Senior Notes, carrying amount	730,333
Senior Notes, Fair Value (Level 2)	841,875	787,504
Significant Unobservable Inputs (Level 3)
Estimated Fair Value Of Financial Instruments [Line Items]
Cost method investment, carrying amount	3,458
Cost method investment, Fair Value (Level 3)	$ 3,497	$ 3,461

Lease Commitments (Schedule Of Future Minimum Lease Commitments Under Non-Cancelable Lease Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases [Line Items]
2012	$ 8,682
2013	6,923
2014	6,954
2015	6,768
2016	6,734
Thereafter	18,739
Total minimum lease payments	$ 54,800

Lease Commitments (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Total rent expense for operating leases	$ 1,748	$ 8,176	$ 8,729	$ 8,191

Noncontrolling Interests (Summary Of Changes In Noncontrolling Interests) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Additional Paid-in Capital	Nov. 01, 2011 Predecessor Additional Paid-in Capital	Dec. 31, 2010 Predecessor Additional Paid-in Capital	Dec. 31, 2009 Predecessor Additional Paid-in Capital
Noncontrolling Interest [Line Items]
Net income (loss) attributable to Emdeon Inc.	$ (16,693)	$ (35,392)	$ (52,927)	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581
Transfers from the noncontrolling interest:
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units to Emdeon Inc.												13,706
Increase in Emdeon Inc. paid-in capital for the issuance of EBS Units in connection with the acquisitions							7,037	23,529			4,369	3,504
Increase (decrease) in Emdeon Inc. paid-in capital for issuance of EBS Units in connection with equity compensation plans									1,590	2,303	983	(12,650)
Increase in Emdeon Inc. paid-in capital for exchange of EBS Units to Class A common stock of Emdeon Inc.								4,149			425	21,968
Increase in Emdeon Inc. paid-in capital for cancellation of EBS Units											127
Net transfers from noncontrolling interest					1,590	2,303	5,904	26,528
Change from net income (loss) attributable to Emdeon Inc. and transfers from noncontrolling interest	$ (16,693)		$ (52,927)		$ 11,784	$ (22,388)	$ 25,450	$ 36,109

Equity Compensation Plans (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended			12 Months Ended	2 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended		12 Months Ended	2 Months Ended			2 Months Ended						12 Months Ended		12 Months Ended	2 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012	Dec. 31, 2009 EBS Phantom Plan	Dec. 31, 2011 Performance Conditions	Nov. 01, 2011 Performance Conditions	Dec. 31, 2011 Performance Conditions EBS	Dec. 31, 2010 Restricted Class A common stock Units	Dec. 31, 2011 Restricted Class A common stock Units EBS	Nov. 01, 2011 Restricted Class A common stock Units EBS	Dec. 31, 2010 Restricted Class A common stock Units EBS	Dec. 31, 2009 Restricted Class A common stock Units EBS	Dec. 31, 2011 Common Stock, Class A Performance Conditions EBS	Dec. 31, 2011 EBS Equity Plan	Dec. 31, 2009 EBS Equity Plan	Dec. 31, 2011 EBS Equity Plan Common Stock, Class A Year	Dec. 31, 2011 EBS Equity Plan Common Stock, Class B	Dec. 31, 2011 2009 Plan Common Stock, Class A	Dec. 31, 2011 ESPP	Dec. 31, 2011 Minimum EBS Equity Plan Year	Dec. 31, 2011 Minimum ESPP	Dec. 31, 2011 Maximum EBS Equity Plan Year	Dec. 31, 2011 Maximum ESPP	Dec. 31, 2011 Maximum Executive Chairman EBS Equity Plan Year	Dec. 31, 2011 Merger	Jun. 30, 2012 Merger	Dec. 31, 2011 Merger Restricted Stock units EBS	Dec. 31, 2011 Merger Minimum Day	Dec. 31, 2011 Merger Maximum Day
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash received by option holders																											$ 19		$ 19
Right provided to rollover option holders, exercisable period following the merger																														61	180
Parent options fair value																											$ 4,125	$ 4,125
Equity plan grant units vesting period																						4		5		4
Compensation expenses							1,631	1,631									4,614
Modification of incremental compensation cost																1,784
Option to purchase common shares vesting period																		3
Grant units issued that were earned and vested																850,000								425,000
Unvested units converted from grant units with performance conditions									206,578										206,578
Number of options to purchase common stock															643,422			643,422
Increase to stock compensation expense						9,209
Shares reserved for future issuance																				17,300,000
Weighted average grant fair value											$ 15.39
Total fair value of vested units											0	16,649	9,383	7,412
Fair value of unvested units subject to performance conditions, per unit									$ 11.01
Fair value of options granted in conversion, amount per option							$ 5.26
Percentage of performance based EBS units, vested							40.00%
Percentage of performance based EBS units, cancelled							60.00%
Common stock issued	100									150,000
Grant date fair value of common stock units										$ 12.15
Number of shares authorized for issuance	100				100																8,900,000
Eligibility of Employees to withholde base pay																							1.00%		10.00%
Percentage of common stock on exercise price																					85.00%
Recognized compensation expense	0	54,932	17,722	25,415
Income tax benefit	$ 0	$ 15,216	$ 4,787	$ 4,992

Equity Compensation Plans (Summary Of Status Of Unvested EBS Units Issued) (Detail) In Thousands, unless otherwise specified	10 Months Ended
Nov. 01, 2011
Restricted Class A common stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	564,543
Unvested, Granted	288,515
Unvested, Canceled	(18,183)
Unvested, Vested	(834,875)
Unvested, Ending Balance
Restricted Class A common stock Units with Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	150,000
Unvested, Granted	45,000
Unvested, Vested	(195,000)
Unvested, Ending Balance
EBS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	619,307
Unvested, Vested	(619,307)
Unvested, Ending Balance
EBS | Performance Conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Beginning Balance	206,578
Unvested, Canceled	(123,947)
Unvested, Vested	(82,631)
Unvested, Ending Balance

Equity Compensation Plans (Summary Of Stock Option Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	2 Months Ended	10 Months Ended	2 Months Ended	10 Months Ended
	Dec. 31, 2011 Service Options Year	Nov. 01, 2011 Service Options Predecessor	Dec. 31, 2011 Performance Options	Nov. 01, 2011 Performance Options Predecessor
Number of options
Outstanding Options, beginning balance		6,367,124		643,422
Granted Options		1,486,800
Exercised Options		(6,617,837)		(257,369)
Expired Options		(11,258)
Forfeited Options		(87,691)		(386,053)
Rollover Options		(1,137,138)
Rollover Options issued	5,410
Outstanding and Exercisable Options	5,410
Weighted Average Exercise Price of Options
Outstanding Options, Weighted Average Exercise Price, beginning balance		$ 15.39		$ 15.5
Granted Options, Weighted Average Exercise Price		$ 15.36
Exercised Options, Weighted Average Exercise Price		$ 15.37		$ 15.5
Expired Options, Weighted Average Exercise Price		$ 16.28
Forfeited Options, Weighted Average Exercise Price		$ 15.73		$ 15.5
Rollover Options, Weighted Average Exercise Price		$ 15.43
Rollover Options issued, Weighted Average Exercise Price	$ 250
Outstanding and Exercisable Options, Weighted Average Exercise Price	$ 250
Weighted Average Remaining Contractual Term of Options
Outstanding Options, Weighted Average Remaining Contractual Term, at beginning of period		8 years 9 months 18 days		8 years 7 months 6 days
Outstanding Options, Weighted Average Remaining Contractual Term, at ending of period
Rollover Options issued, Weighted Average Remaining Contractual Term	9 years 9 months 18 days
Outstanding and Exercisable Options, Weighted Average Remaining Contractual Term	9.8
Aggregate Intrinsic Value of Stock Options
Outstanding Options, Aggregate Intrinsic Value, ending balance
Rollover Options issued, Aggregate Intrinsic Value	4,058
Outstanding and Exercisable Options, Aggregate Intrinsic Value	$ 4,058

Equity Compensation Plans (Summary Of Weighted Average Fair Values Of Awards Valued Using Black-Scholes Option Pricing Model And Weighted Average Assumptions Used To Develop Fair Value Estimates) (Detail) (USD $)
	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011 Rollover Option	Nov. 01, 2011 Stock Options Predecessor	Dec. 31, 2010 Stock Options Predecessor	Dec. 31, 2009 Stock Options Predecessor	Dec. 31, 2009 EBS Equity Plan Grant Units Predecessor	Dec. 31, 2009 EBS Equity Plan Grant Units With Performance Conditions Predecessor
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value	$ 762.51	$ 6.66	$ 6.95	$ 7.54	$ 8.51	$ 6.66
Expected dividend yield
Expected volatility	29.16%	40.26%	43.10%	47.00%	47.00%	47.00%
Risk-free interest rate	0.90%	2.51%	2.53%	2.55%	2.50%	2.30%
Expected term (years)	5 years	6 years 3 months 18 days	6 years 3 months 18 days	6 years 3 months 18 days	5 years 7 months 6 days	6 years 4 months 24 days

Retirement Plans (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Line Items]
Expenses Related to retirement plan	$ 676	$ 3,340	$ 2,071	$ 1,312
Increase in percentage of eligible compensation	2.50%		2.00%

Income Taxes (Income Tax Provision) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Current:
Federal	$ (3,212)			$ 18,814	$ 18,166	$ 14,998
State	(576)			4,432	2,177	3,551
Current income tax provision (benefit)	(3,788)			23,246	20,343	18,549
Deferred:
Federal	(6,014)			(5,154)	12,927	(6,169)
State	(383)			(9,891)	(691)	4,921
Deferred income tax provision (benefit)	(6,397)	(28,066)	2,058	(15,045)	12,236	(1,248)
Total income tax provision (benefit)	$ (10,185)			$ 8,201	$ 32,579	$ 17,301

Income Taxes (Reconciliation Between Federal Statutory Rate And Effective Income Tax Rate) (Detail)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Statutory U.S. federal tax rate	35.00%			35.00%	35.00%	35.00%
State income taxes (net of federal benefit)	3.68%			52.49%	2.78%	8.75%
Meals and entertainment	(0.65%)			(3.36%)	0.63%	0.39%
2011 Transactions related costs	(0.49%)			(34.77%)
Other	(0.64%)			1.54%	(1.38%)	2.60%
Tax credits	0.53%			11.14%	(0.63%)	(1.14%)
Equity compensation				(62.26%)	2.06%	5.67%
Non-timing basis differences	0.37%			(89.58%)	12.49%	33.57%
Noncontrolling interest				15.71%	(7.20%)	(5.17%)
Foreign loss not benefited	0.09%			2.03%	(0.34%)	3.29%
Return to provision adjustments					1.34%	10.12%
Change in valuation allowance					4.80%	(37.81%)
Effective income tax rate	37.89%	34.00%	44.20%	(72.06%)	49.55%	55.27%

Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Income Tax Disclosure [Line Items]
Net operating loss carry forwards (tax effected) for federal income tax purposes	$ 64,769
Net operating loss carry forwards (tax effected) for state income tax purposes	21,283
Unrecognized tax benefits, that if recognized, would affect the effective income tax rate	228					889
Cumulative interest expense related to income taxes	63					173
Income tax expense (benefit)	(10,185)	(17,820)		(27,272)	13,095
Effective income tax rate	37.89%			34.00%	44.20%
Changes in valuation allowances		$ 1,525	$ 1,413
Minimum | Federal
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2026
Minimum | State
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2021
Maximum | Federal
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2031
Maximum | State
Income Tax Disclosure [Line Items]
Operating loss carry forwards, expiration year	2026

Income Taxes (Significant Components Of Deferred Tax Assets (Liabilities)) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010 Predecessor
Deferred tax assets and (liabilities):
Depreciation and amortization		$ (336,024)	$ (160,145)
Investment in partnership		(246,832)	(81,914)
Accounts receivable		1,087	1,245
Fair value of interest rate swap			1,362
Accruals and reserves		97	6,292
Capital and net operating losses		89,291	50,854
Debt discount and interest		186	(3,546)
Equity compensation		1,632	6,181
Valuation allowance		(8,698)	(26,313)
Tax receivable agreement obligation to related parties		1,248	12,208
Other		1,829	1,332
Net deferred tax assets and (liabilities)		(496,182)	(192,444)
Current deferred tax assets	5,088	5,862	7,913
Non-current deferred tax liabilities		(502,044)	(200,357)
Net deferred tax assets and (liabilities)		$ (496,182)	$ (192,444)

Income Taxes (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized benefit from prior years	$ 9,354	$ 1,368	$ 1,272
Decreases from prior period tax positions	(1,017)
Increases from prior period tax positions		7,986
Increases from current period tax positions	1,574		96	1,272
Ending unrecognized benefit	$ 9,911	$ 9,354	$ 1,368	$ 1,272

Tax Receivable Agreement Obligations To Related Parties (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012
Related Party Transaction [Line Items]
Percentage of cash savings	85.00%		85.00%
Retained ratio of tax savings	15.00%		15.00%
Percentage of amount payable to TRA members	85.00%	85.00%	85.00%
Cumulative payments under tax receivable agreement	$ 353,366		$ 353,000
Initial fair value of tax receivable agreement		130,042	130,042
Accretion expenses	2,459	8,579	12,346
Change in pretax		$ 4,690	$ 4,690

Tax Receivable Agreement Obligations To Related Parties (Estimated Aggregate Payments Due Under The Tax Receivable Agreements) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Schedule Of Other Liabilities [Line Items]
2012		$ 334
2013		1,094
2014		962
2015		20,754
2016		39,701
Thereafter		290,521
Gross expected payments		353,366
Less: Amounts representing discount		(235,555)
Total tax receivable agreement obligations due to related parties		117,811
Less: Current portion due (included in accrued expenses)		(334)
Tax receivable agreement obligations due to related parties	$ 129,823	$ 117,477

Other Related Party Transactions (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended		2 Months Ended	12 Months Ended	2 Months Ended		10 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended		2 Months Ended	12 Months Ended	2 Months Ended		2 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 BMP	Dec. 31, 2011 BMP	Dec. 31, 2011 HFLP	Dec. 31, 2011 Blackstone Portfolio Companies	Nov. 01, 2011 Blackstone Portfolio Companies	Dec. 31, 2011 H&F Portfolio Companies	Nov. 01, 2011 H&F Portfolio Companies	Dec. 31, 2010 H&F Portfolio Companies	Dec. 31, 2009 H&F Portfolio Companies	Dec. 31, 2011 Patni	Dec. 31, 2010 Patni	Dec. 31, 2009 Patni	Dec. 31, 2011 Allscripts	Dec. 31, 2010 Allscripts	Dec. 31, 2011 Transaction And Advisory Fee Agreement	Dec. 31, 2011 Senior Notes Due 2019	Dec. 31, 2011 Senior Credit Facilities
Related Party Transaction [Line Items]
Transaction and advisory fee agreement, years																	Twelve
Transaction fee for providing services			$ 28,050	$ 10,000	$ 1,950												$ 30,000
Aggregate advisory fee	986		715		271												6,000
Percentage of consolidated EBITDA paid as advisory fee																	2.00%
Percentage of aggregate transaction value paid as transaction fee																	1.00%
Annual interest rate																	10.00%
Reimbursement expenses			400
Debt instrument, face amount																		100,000	52,500
Current portion of long-term debt	16,034	16,805																	525
Interest paid																			571
Recognized revenue						769	4,478	206	1,174	1,266	1,125
Payment for services received								0	247	143	46	2,202	3,855	441
Payment made for connectivity and other services															$ 1,647	$ 2,277

Segment Reporting (Revenue And Total Segment Contribution For The Reportable Segments) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Payer	Jun. 30, 2012 Payer	Jun. 30, 2012 Payer	Dec. 31, 2011 Provider	Jun. 30, 2012 Provider	Jun. 30, 2012 Provider	Dec. 31, 2011 Pharmacy	Jun. 30, 2012 Pharmacy	Jun. 30, 2012 Pharmacy	Dec. 31, 2011 Corporate And Eliminations	Jun. 30, 2012 Corporate And Eliminations	Jun. 30, 2012 Corporate And Eliminations	Dec. 31, 2011 Claims Management	Jun. 30, 2012 Claims Management	Jun. 30, 2012 Claims Management	Dec. 31, 2011 Claims Management Payer	Jun. 30, 2012 Claims Management Payer	Jun. 30, 2012 Claims Management Payer	Dec. 31, 2011 Payment Services	Jun. 30, 2012 Payment Services	Jun. 30, 2012 Payment Services	Dec. 31, 2011 Payment Services Payer	Jun. 30, 2012 Payment Services Payer	Jun. 30, 2012 Payment Services Payer	Dec. 31, 2011 Patient Statements	Jun. 30, 2012 Patient Statements	Jun. 30, 2012 Patient Statements	Dec. 31, 2011 Patient Statements Provider	Jun. 30, 2012 Patient Statements Provider	Jun. 30, 2012 Patient Statements Provider	Dec. 31, 2011 Revenue Cycle Management	Jun. 30, 2012 Revenue Cycle Management	Jun. 30, 2012 Revenue Cycle Management	Dec. 31, 2011 Revenue Cycle Management Provider	Jun. 30, 2012 Revenue Cycle Management Provider	Jun. 30, 2012 Revenue Cycle Management Provider	Dec. 31, 2011 Dental	Jun. 30, 2012 Dental	Jun. 30, 2012 Dental	Dec. 31, 2011 Dental Provider	Jun. 30, 2012 Dental Provider	Jun. 30, 2012 Dental Provider	Dec. 31, 2011 Pharmacy Services	Jun. 30, 2012 Pharmacy Services	Jun. 30, 2012 Pharmacy Services	Dec. 31, 2011 Pharmacy Services Pharmacy	Jun. 30, 2012 Pharmacy Services Pharmacy	Jun. 30, 2012 Pharmacy Services Pharmacy	Dec. 31, 2011 Inter Segment Revenues Payer	Jun. 30, 2012 Inter Segment Revenues Payer	Jun. 30, 2012 Inter Segment Revenues Payer	Dec. 31, 2011 Inter Segment Revenues Provider	Jun. 30, 2012 Inter Segment Revenues Provider	Jun. 30, 2012 Inter Segment Revenues Provider	Dec. 31, 2011 Inter Segment Revenues Pharmacy	Jun. 30, 2012 Inter Segment Revenues Pharmacy	Jun. 30, 2012 Inter Segment Revenues Pharmacy	Dec. 31, 2011 Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2012 Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2012 Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Payer	Jun. 30, 2011 Predecessor Payer	Nov. 01, 2011 Predecessor Payer	Dec. 31, 2010 Predecessor Payer	Dec. 31, 2009 Predecessor Payer	Jun. 30, 2011 Predecessor Provider	Jun. 30, 2011 Predecessor Provider	Nov. 01, 2011 Predecessor Provider	Dec. 31, 2010 Predecessor Provider	Dec. 31, 2009 Predecessor Provider	Jun. 30, 2011 Predecessor Pharmacy	Jun. 30, 2011 Predecessor Pharmacy	Nov. 01, 2011 Predecessor Pharmacy	Dec. 31, 2010 Predecessor Pharmacy	Dec. 31, 2009 Predecessor Pharmacy	Jun. 30, 2011 Predecessor Corporate And Eliminations	Jun. 30, 2011 Predecessor Corporate And Eliminations	Nov. 01, 2011 Predecessor Corporate And Eliminations	Dec. 31, 2010 Predecessor Corporate And Eliminations	Dec. 31, 2009 Predecessor Corporate And Eliminations	Jun. 30, 2011 Predecessor Claims Management	Jun. 30, 2011 Predecessor Claims Management	Nov. 01, 2011 Predecessor Claims Management	Dec. 31, 2010 Predecessor Claims Management	Dec. 31, 2009 Predecessor Claims Management	Jun. 30, 2011 Predecessor Claims Management Payer	Jun. 30, 2011 Predecessor Claims Management Payer	Nov. 01, 2011 Predecessor Claims Management Payer	Dec. 31, 2010 Predecessor Claims Management Payer	Dec. 31, 2009 Predecessor Claims Management Payer	Jun. 30, 2011 Predecessor Payment Services	Jun. 30, 2011 Predecessor Payment Services	Nov. 01, 2011 Predecessor Payment Services	Dec. 31, 2010 Predecessor Payment Services	Dec. 31, 2009 Predecessor Payment Services	Jun. 30, 2011 Predecessor Payment Services Payer	Jun. 30, 2011 Predecessor Payment Services Payer	Nov. 01, 2011 Predecessor Payment Services Payer	Dec. 31, 2010 Predecessor Payment Services Payer	Dec. 31, 2009 Predecessor Payment Services Payer	Jun. 30, 2011 Predecessor Patient Statements	Jun. 30, 2011 Predecessor Patient Statements	Nov. 01, 2011 Predecessor Patient Statements	Dec. 31, 2010 Predecessor Patient Statements	Dec. 31, 2009 Predecessor Patient Statements	Jun. 30, 2011 Predecessor Patient Statements Provider	Jun. 30, 2011 Predecessor Patient Statements Provider	Nov. 01, 2011 Predecessor Patient Statements Provider	Dec. 31, 2010 Predecessor Patient Statements Provider	Dec. 31, 2009 Predecessor Patient Statements Provider	Jun. 30, 2011 Predecessor Revenue Cycle Management	Jun. 30, 2011 Predecessor Revenue Cycle Management	Nov. 01, 2011 Predecessor Revenue Cycle Management	Dec. 31, 2010 Predecessor Revenue Cycle Management	Dec. 31, 2009 Predecessor Revenue Cycle Management	Jun. 30, 2011 Predecessor Revenue Cycle Management Provider	Jun. 30, 2011 Predecessor Revenue Cycle Management Provider	Nov. 01, 2011 Predecessor Revenue Cycle Management Provider	Dec. 31, 2010 Predecessor Revenue Cycle Management Provider	Dec. 31, 2009 Predecessor Revenue Cycle Management Provider	Jun. 30, 2011 Predecessor Dental	Jun. 30, 2011 Predecessor Dental	Nov. 01, 2011 Predecessor Dental	Dec. 31, 2010 Predecessor Dental	Dec. 31, 2009 Predecessor Dental	Jun. 30, 2011 Predecessor Dental Provider	Jun. 30, 2011 Predecessor Dental Provider	Nov. 01, 2011 Predecessor Dental Provider	Dec. 31, 2010 Predecessor Dental Provider	Dec. 31, 2009 Predecessor Dental Provider	Jun. 30, 2011 Predecessor Pharmacy Services	Jun. 30, 2011 Predecessor Pharmacy Services	Nov. 01, 2011 Predecessor Pharmacy Services	Dec. 31, 2010 Predecessor Pharmacy Services	Dec. 31, 2009 Predecessor Pharmacy Services	Jun. 30, 2011 Predecessor Pharmacy Services Pharmacy	Jun. 30, 2011 Predecessor Pharmacy Services Pharmacy	Nov. 01, 2011 Predecessor Pharmacy Services Pharmacy	Dec. 31, 2010 Predecessor Pharmacy Services Pharmacy	Dec. 31, 2009 Predecessor Pharmacy Services Pharmacy	Jun. 30, 2011 Predecessor Inter Segment Revenues Payer	Jun. 30, 2011 Predecessor Inter Segment Revenues Payer	Nov. 01, 2011 Predecessor Inter Segment Revenues Payer	Dec. 31, 2010 Predecessor Inter Segment Revenues Payer	Dec. 31, 2009 Predecessor Inter Segment Revenues Payer	Jun. 30, 2011 Predecessor Inter Segment Revenues Provider	Jun. 30, 2011 Predecessor Inter Segment Revenues Provider	Nov. 01, 2011 Predecessor Inter Segment Revenues Provider	Dec. 31, 2010 Predecessor Inter Segment Revenues Provider	Dec. 31, 2009 Predecessor Inter Segment Revenues Provider	Jun. 30, 2011 Predecessor Inter Segment Revenues Corporate And Eliminations	Jun. 30, 2011 Predecessor Inter Segment Revenues Corporate And Eliminations	Nov. 01, 2011 Predecessor Inter Segment Revenues Corporate And Eliminations	Dec. 31, 2010 Predecessor Inter Segment Revenues Corporate And Eliminations	Dec. 31, 2009 Predecessor Inter Segment Revenues Corporate And Eliminations
Revenue from external customers
Inter-segment revenues																																																				$ 514	$ 1,022	$ 1,906	$ 107	$ 194	$ 438	$ 62	$ 87	$ 180	$ (683)	$ (1,303)	$ (2,524)																																																																																						$ 865	$ 1,720	$ 2,845	$ 3,501	$ 902	$ 124	$ 239	$ 450	$ 402	$ 1,498	$ (989)	$ (1,959)	$ (3,295)	$ (3,903)	$ (2,400)
Net revenue	190,384	294,468	580,503	77,725	124,577	243,514	98,324	148,166	292,708	15,018	23,028	46,805	(683)	(1,303)	(2,524)	35,004	58,269	110,913	35,004	58,269	110,913	42,207	65,286	130,695	42,207	65,286	130,695	41,927	64,584	127,103	41,927	64,584	127,103	51,123	75,360	148,967	51,123	75,360	148,967	5,167	8,028	16,200	5,167	8,028	16,200	14,956	22,941	46,625	14,956	22,941	46,625													282,110	553,610	929,264	1,002,152	918,448	116,344	226,990	380,961	430,062	397,492	145,962	287,181	480,822	494,199	462,513	20,793	41,398	70,776	81,794	60,843	(989)	(1,959)	(3,295)	(3,903)	(2,400)	52,972	100,528	171,288	192,385	184,605	52,972	100,528	171,288	192,385	184,605	62,507	124,742	206,828	234,176	211,985	62,507	124,742	206,828	234,176	211,985	65,022	128,539	213,585	262,521	274,390	65,022	128,539	213,585	262,521	274,390	72,945	142,799	240,861	199,873	155,112	72,945	142,799	240,861	199,873	155,112	7,871	15,604	25,926	31,403	31,513	7,871	15,604	25,926	31,403	31,513	20,793	41,398	70,776	81,794	60,843	20,793	41,398	70,776	81,794	60,843
Costs and expenses
Cost of operations	117,421	182,565	357,756	51,102	82,896	159,988	60,710	91,341	181,049	6,252	9,567	19,113	(643)	(1,239)	(2,394)																																																	173,373	342,026	572,541	612,367	562,636	77,014	152,199	255,437	281,853	253,471	88,514	174,362	291,055	304,245	294,471	8,773	17,300	29,134	30,044	16,668	(928)	(1,835)	(3,085)	(3,775)	(1,974)
Development and engineering	5,153	7,971	16,252	1,940	2,895	5,660	2,234	3,489	7,326	979	1,587	3,266																																																				8,145	16,130	26,090	30,638	30,539	2,582	4,952	8,700	9,475	11,744	3,801	7,716	11,693	13,993	12,893	1,762	3,462	5,697	7,170	5,902
Sales, marketing, general and administrative	21,778	37,184	72,072	5,870	7,546	16,122	4,518	9,336	19,256	830	1,448	3,074	10,560	18,854	33,620																																																	34,095	67,263	111,463	116,947	118,996	7,875	15,322	26,905	28,914	26,980	11,105	22,348	38,385	33,982	35,070	1,401	2,863	5,078	6,133	8,102	13,714	26,730	41,095	47,918	48,844
Accretion	2,459	8,579	12,346										2,459
Transaction related costs	17,857												17,857																																																					66,625					10,443					9,029					2,282					44,871
Segment contribution	25,716	66,748	134,423	18,813	31,240	61,744	30,862	44,000	85,077	6,957	10,426	21,352	(30,916)	(18,918)	(33,750)																																																	66,497	128,191	152,545	242,200	206,277	28,873	54,517	79,476	109,820	105,297	42,542	82,755	130,660	141,979	120,079	8,857	17,773	28,585	38,447	30,171	(13,775)	(26,854)	(86,176)	(48,046)	(49,270)
Depreciation and amortization	29,094	46,626	91,782																																																													38,934	76,956	128,761	124,721	105,321
Interest expense, net	29,343	42,902	88,641																																																													12,650	25,275	43,201	61,017	70,171
Other	(5,843)																																																															(2,235)	(3,638)	(8,036)	(9,284)	(519)
Loss on extinguishment of debt		21,853	21,853
Income (loss) before income tax provision (benefit)	$ (26,878)	$ (53,212)	$ (80,199)																																																													$ 17,148	$ 29,598	$ (11,381)	$ 65,746	$ 31,304

Accumulated Other Comprehensive (Loss) Income (Summary Of Accumulated Other Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss)	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss)	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustment	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) Foreign Currency Translation Adjustment	Dec. 31, 2011 Accumulated Other Comprehensive Income (Loss) Discounted Cash Flow Hedge	Jun. 30, 2012 Accumulated Other Comprehensive Income (Loss) Cash Flow Hedge	Jun. 30, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor	Nov. 01, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) Predecessor	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) Predecessor	Nov. 01, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor Foreign Currency Translation Adjustment	Nov. 01, 2011 Accumulated Other Comprehensive Income (Loss) Predecessor Discounted Cash Flow Hedge
Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance			$ (194)		$ (2,569)	$ (2,569)				$ (194)		$ (194)			$ (2,569)	$ (2,569)			$ 34	$ (2,603)
Elimination of Predecessor accumulated other comprehensive (loss) income									316		(114)		430
Change associated with foreign currency translation	(194)	40	234	3	(5)	101	91	25	(194)	234	(194)	234			(4)	80	66	17	80
Change associated with current period hedging		(4,192)	(2,334)				5,841	8,688		(2,334)				(2,334)			4,591	6,755
Reclassification into earnings										(1,070)				(1,070)		2,173				2,173
Ending balance	$ (194)	$ (2,294)	$ (2,294)				$ (2,569)		$ (194)	$ (2,294)	$ (194)	$ 40		$ (2,334)		$ (316)	$ (2,569)		$ 114	$ (430)

Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Nov. 01, 2011	Nov. 01, 2011 Predecessor	Jun. 30, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2008 Predecessor	Jun. 30, 2012 Emdeon Inc.	Dec. 31, 2011 Emdeon Inc.	Nov. 01, 2011 Emdeon Inc.	Nov. 01, 2011 Emdeon Inc. Predecessor	Jun. 30, 2011 Emdeon Inc. Predecessor	Dec. 31, 2010 Emdeon Inc. Predecessor	Dec. 31, 2009 Emdeon Inc. Predecessor	Dec. 31, 2008 Emdeon Inc. Predecessor	Jun. 30, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Guarantor Subsidiaries	Nov. 01, 2011 Guarantor Subsidiaries	Nov. 01, 2011 Guarantor Subsidiaries Predecessor	Jun. 30, 2011 Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Guarantor Subsidiaries Predecessor	Dec. 31, 2009 Guarantor Subsidiaries Predecessor	Dec. 31, 2008 Guarantor Subsidiaries Predecessor	Jun. 30, 2012 Consolidating Adjustments	Dec. 31, 2011 Consolidating Adjustments	Dec. 31, 2010 Consolidating Adjustments Predecessor	Jun. 30, 2012 Consolidated	Dec. 31, 2011 Consolidated	Nov. 01, 2011 Consolidated	Nov. 01, 2011 Consolidated Predecessor	Jun. 30, 2011 Consolidated Predecessor	Dec. 31, 2010 Consolidated Predecessor	Dec. 31, 2009 Consolidated Predecessor	Dec. 31, 2008 Consolidated Predecessor
Current assets:
Cash and cash equivalents	$ 52,388	$ 37,925	$ 206,376	$ 206,376	$ 122,460	$ 99,188	$ 211,999	$ 71,478	$ 47	$ 572	$ 28,901	$ 28,901	$ 35,430	$ 39,980	$ 131,741	$ 3	$ 52,341	$ 37,353	$ 177,475	$ 177,475	$ 87,030	$ 59,208	$ 80,258	$ 71,475				$ 52,388	$ 37,925	$ 206,376	$ 206,376	$ 122,460	$ 99,188	$ 211,999	$ 71,478
Accounts receivable, net of allowance for doubtful accounts	192,036	188,960				174,191											192,036	188,960				174,191						192,036	188,960				174,191
Deferred income tax assets	5,088	5,862				7,913											5,088	5,862				7,913						5,088	5,862				7,913
Prepaid expenses and other current assets	20,994	16,926				25,020			3,870	2,072				986			17,124	14,854				24,034						20,994	16,926				25,020
Total current assets	270,506	249,673				306,312			3,917	2,644				40,966			266,589	247,029				265,346						270,506	249,673				306,312
Property and equipment, net	276,809	277,768				231,307			5	8				9			276,804	277,760				231,298						276,809	277,768				231,307
Due from affiliates																	59,717	55,471				713			(59,717)	(55,471)	(713)
Investment in consolidated subsidiaries									1,911,811	1,941,142				961,270											(1,911,811)	(1,941,142)	(961,270)
Goodwill	1,482,878	1,443,574		925,564		908,310	703,027										1,482,878	1,443,574				908,310						1,482,878	1,443,574				908,310
Intangible assets, net	1,786,498	1,821,897				1,035,886			156,000	160,500							1,630,498	1,661,397				1,035,886						1,786,498	1,821,897				1,035,886
Other assets, net	31,791	39,403				9,750			8,902	9,256				3,000			22,889	30,147				6,750						31,791	39,403				9,750
Total assets	3,848,482	3,832,315				2,491,565			2,080,635	2,113,550				1,005,245			3,739,375	3,715,378				2,448,303			(1,971,528)	(1,996,613)	(961,983)	3,848,482	3,832,315				2,491,565
Current liabilities:
Accounts payable	11,608	8,827				4,732											11,608	8,827				4,732						11,608	8,827				4,732
Accrued expenses	136,569	132,096				112,245			44,237	19,283				4,549			92,332	112,813				107,696						136,569	132,096				112,245
Deferred revenues	8,664	5,561				12,130											8,664	5,561				12,130						8,664	5,561				12,130
Current portion of long-term debt	16,805	16,034				12,494			4,075	4,074				4,423			12,730	11,960				8,071						16,805	16,034				12,494
Total current liabilities	173,646	162,518				141,601			48,312	23,357				8,972			125,334	139,161				132,629						173,646	162,518				141,601
Due to affiliates									59,717	55,471				713											(59,717)	(55,471)	(713)
Long-term debt, excluding current portion	2,007,047	1,945,074				933,749			782,342	781,575				35,900			1,224,705	1,163,499				897,849						2,007,047	1,945,074				933,749
Deferred income tax liabilities	481,880	502,044				200,357			6,848	31,881				29,602			475,032	470,163				170,755						481,880	502,044				200,357
Tax receivable agreement obligations to related parties	129,823	117,477				138,533			129,823	117,477				138,533														129,823	117,477				138,533
Other long-term liabilities	3,649	1,413				22,037			1,156								2,493	1,413				22,037						3,649	1,413				22,037
Commitments and contingencies
Emdeon Inc. equity		1,103,789				791,525								791,525								1,225,033					(1,225,033)						791,525
Noncontrolling interest						263,763																					263,763						263,763
Equity	1,052,437	1,103,789			1,086,109	1,055,288	979,869	878,153	1,052,437	1,103,789				791,525			1,911,811	1,941,142				1,225,033			(1,911,811)	(1,941,142)	(961,270)	1,052,437	1,103,789				1,055,288
Total liabilities and equity	$ 3,848,482	$ 3,832,315				$ 2,491,565			$ 2,080,635	$ 2,113,550				$ 1,005,245			$ 3,739,375	$ 3,715,378				$ 2,448,303			$ (1,971,528)	$ (1,996,613)	$ (961,983)	$ 3,848,482	$ 3,832,315				$ 2,491,565

Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Dec. 31, 2011 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Dec. 31, 2011 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Emdeon Inc.	Jun. 30, 2011 Predecessor Emdeon Inc.	Nov. 01, 2011 Predecessor Emdeon Inc.	Dec. 31, 2010 Predecessor Emdeon Inc.	Dec. 31, 2009 Predecessor Emdeon Inc.	Jun. 30, 2011 Predecessor Guarantor Subsidiaries	Jun. 30, 2011 Predecessor Guarantor Subsidiaries	Nov. 01, 2011 Predecessor Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Guarantor Subsidiaries	Dec. 31, 2009 Predecessor Guarantor Subsidiaries	Jun. 30, 2011 Predecessor Consolidating Adjustments	Jun. 30, 2011 Predecessor Consolidating Adjustments	Nov. 01, 2011 Predecessor Consolidating Adjustments	Dec. 31, 2010 Predecessor Consolidating Adjustments	Dec. 31, 2009 Predecessor Consolidating Adjustments	Jun. 30, 2011 Predecessor Consolidated	Jun. 30, 2011 Predecessor Consolidated	Nov. 01, 2011 Predecessor Consolidated	Dec. 31, 2010 Predecessor Consolidated	Dec. 31, 2009 Predecessor Consolidated
Schedule Of Condensed Consolidating Statement Of Operations [Line Items]
Revenue	$ 190,384	$ 294,468	$ 580,503					$ 190,384	$ 294,468	$ 580,503				$ 190,384	$ 294,468	$ 580,503	$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448						$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448						$ 282,110	$ 553,610	$ 929,264	$ 1,002,152	$ 918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	117,421	182,565	357,756					117,421	182,565	357,756				117,421	182,565	357,756	173,373	342,026	572,541	612,367	562,636						173,373	342,026	572,541	612,367	562,636						173,373	342,026	572,541	612,367	562,636
Development and engineering	5,153	7,971	16,252					5,153	7,971	16,252				5,153	7,971	16,252	8,145	16,130	26,090	30,638	30,539						8,145	16,130	26,090	30,638	30,539						8,145	16,130	26,090	30,638	30,539
Sales, marketing, general and administrative	21,778	37,184	72,072		1,385	2,730	4,654	20,393	34,454	67,418				21,778	37,184	72,072	34,095	67,263	111,463	116,947	118,996	779	1,736	12,544	3,198	1,114	33,316	65,527	98,919	113,749	117,882						34,095	67,263	111,463	116,947	118,996
Depreciation and amortization	29,094	46,626	91,782		1,501	2,251	4,502	27,593	44,375	87,280				29,094	46,626	91,782	38,934	76,956	128,761	124,721	105,321	1	2	3			38,933	76,954	128,758	124,721	105,321						38,934	76,956	128,761	124,721	105,321
Accretion	2,459	8,579	12,346		2,459	8,579	12,346							2,459	8,579	12,346
Transaction related costs	17,857				485			17,372						17,857					66,625					17,767					48,858										66,625
Operating income (loss)	(3,378)	11,543	30,295		(5,830)	(13,560)	(21,502)	2,452	25,103	51,797				(3,378)	11,543	30,295	27,563	51,235	23,784	117,479	100,956	(780)	(1,738)	(30,314)	(3,198)	(1,114)	28,343	52,973	54,098	120,677	102,070						27,563	51,235	23,784	117,479	100,956
Equity in earnings of consolidated subsidiaries					(3,791)	12,029	7,741				3,791	(12,029)	(7,741)									(11,485)	(21,114)	(16,482)	(43,046)	(14,439)						11,485	21,114	16,482	43,046	14,439
Interest expense, net	29,343	42,902	88,641		25,164	23,693	46,851	4,179	19,209	41,790				29,343	42,902	88,641	12,650	25,275	43,201	61,017	70,171	747	1,467	2,442	3,089	715	11,903	23,808	40,759	57,928	69,456						12,650	25,275	43,201	61,017	70,171
Other	(5,843)							(5,843)						(5,843)			(2,235)	(3,638)	(8,036)	(9,284)	(519)						(2,235)	(3,638)	(8,036)	(9,284)	(519)						(2,235)	(3,638)	(8,036)	(9,284)	(519)
Loss on extinguishment of debt		21,853	21,853			495	495		21,358	21,358					21,853	21,853
Income (loss) before income tax provision (benefit)	(26,878)	(53,212)	(80,199)		(27,203)	(49,777)	(76,589)	4,116	(15,464)	(11,351)	(3,791)	12,029	7,741	(26,878)	(53,212)	(80,199)	17,148	29,598	(11,381)	65,746	31,304	9,958	17,909	(16,274)	36,759	12,610	18,675	32,803	21,375	72,033	33,133	(11,485)	(21,114)	(16,482)	(43,046)	(14,439)	17,148	29,598	(11,381)	65,746	31,304
Income tax benefit	(10,185)	(17,820)	(27,272)	13,095	(10,510)	(14,385)	(23,662)	325	(3,435)	(3,610)				(10,185)	(17,820)	(27,272)	7,920	13,095	8,201	32,579	17,301	4,157	7,715	8,417	17,213	3,029	3,763	5,380	(216)	15,366	14,272						7,920	13,095	8,201	32,579	17,301
Net income (loss)	(16,693)	(35,392)	(52,927)		(16,693)	(35,392)	(52,927)	3,791	(12,029)	(7,741)	(3,791)	12,029	7,741	(16,693)	(35,392)	(52,927)	9,228	16,503	(19,582)	33,167	14,003	5,801	10,194	(24,691)	19,546	9,581	14,912	27,423	21,591	56,667	18,861	(11,485)	(21,114)	(16,482)	(43,046)	(14,439)	9,228	16,503	(19,582)	33,167	14,003
Net income attributable to noncontrolling interest																	3,427	6,309	5,109	13,621	4,422											3,427	6,309	5,109	13,621	4,422	3,427	6,309	5,109	13,621	4,422
Net income (loss) attributable to Emdeon Inc.	$ (16,693)	$ (35,392)	$ (52,927)														$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 14,912	$ 27,423	$ 21,591	$ 56,667	$ 18,861	$ (14,912)	$ (27,423)	$ (21,591)	$ (56,667)	$ (18,861)	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581

Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended				6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Dec. 31, 2011 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Dec. 31, 2011 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Jun. 30, 2011 Predecessor Emdeon Inc.	Nov. 01, 2011 Predecessor Emdeon Inc.	Dec. 31, 2010 Predecessor Emdeon Inc.	Dec. 31, 2009 Predecessor Emdeon Inc.	Jun. 30, 2011 Predecessor Guarantor Subsidiaries	Nov. 01, 2011 Predecessor Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Guarantor Subsidiaries	Dec. 31, 2009 Predecessor Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Consolidating Adjustments	Dec. 31, 2009 Predecessor Consolidating Adjustments	Jun. 30, 2011 Predecessor Consolidated	Nov. 01, 2011 Predecessor Consolidated	Dec. 31, 2010 Predecessor Consolidated	Dec. 31, 2009 Predecessor Consolidated
Operating activities
Net income (loss)	$ (16,693)	$ (52,927)	$ (16,693)	$ (52,927)	$ 3,791	$ (7,741)	$ (16,693)	$ (52,927)	$ 16,503	$ (19,582)	$ 33,167	$ 14,003	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 27,423	$ 21,591	$ 56,667	$ 18,861	$ (43,046)	$ (14,439)	$ 16,503	$ (19,582)	$ 33,167	$ 14,003
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	29,094	91,782	1,501	4,502	27,593	87,280	29,094	91,782	76,956	128,761	124,721	105,321	2	3			76,954	128,758	124,721	105,321			76,956	128,761	124,721	105,321
Equity compensation									11,483	54,932	17,721	25,415	305	1,300	760	307	11,178	53,632	16,961	25,108			11,483	54,932	17,721	25,415
Deferred income tax benefit	(6,397)	(28,066)	(10,510)	(23,662)	4,113	(4,404)	(6,397)	(28,066)	2,058	(15,045)	12,236	(1,248)	9,474	8,417	17,213	3,029	(7,416)	(23,462)	(4,977)	(4,277)			2,058	(15,045)	12,236	(1,248)
Equity in earnings of consolidated subsidiaries			(3,791)	7,741									(21,114)	(16,482)	(43,046)	(14,439)					43,046	14,439
Accretion expense	2,459	12,346	2,459	12,346			2,459	12,346
Amortization of debt discount and issuance costs	1,642	5,073	356	1,096	1,286	3,977	1,642	5,073	6,945	11,673	12,911	11,947					6,945	11,673	12,911	11,947			6,945	11,673	12,911	11,947
Amortization of discontinued cash flow hedge from other comprehensive loss									1,879	3,167	5,800	7,970					1,879	3,167	5,800	7,970			1,879	3,167	5,800	7,970
Loss on extinguishment of debt		18,293				18,293		18,293
Change in fair value of interest rate swap (not subject to hedge accounting)	(2,755)				(2,755)		(2,755)		(5,163)	(7,983)	(3,908)						(5,163)	(7,983)	(3,908)				(5,163)	(7,983)	(3,908)
(Gain) loss on abandonment of leased properties																			(105)	1,675					(105)	1,675
Change in contingent consideration	(5,843)				(5,843)		(5,843)		(3,638)	(8,036)	(9,284)						(3,638)	(8,036)	(9,284)				(3,638)	(8,036)	(9,284)
Other	489	227			489	227	489	227	16	1,119	419	1,173					16	1,119	524	(502)			16	1,119	524	(502)
Changes in operating assets and liabilities:
Accounts receivable	(13,447)	1,062			(13,447)	1,062	(13,447)	1,062	(8,819)	660	(2,429)	(2,571)					(8,819)	660	(2,429)	(2,571)			(8,819)	660	(2,429)	(2,571)
Prepaid expenses and other	3,126	(3,666)	3,318	(1,623)	(192)	(2,043)	3,126	(3,666)	2,360	6,638	(12,552)	4,945	(547)	88	(425)	(561)	2,907	6,550	(12,127)	5,506			2,360	6,638	(12,552)	4,945
Accounts payable	(2,912)	3,231			(2,912)	3,231	(2,912)	3,231	3,925	8,505	(7,499)	4,731					3,925	8,505	(7,499)	4,731			3,925	8,505	(7,499)	4,731
Accrued expenses, deferred revenue, and other liabilities	(17,544)	7,138	(13,261)	26,379	(4,283)	(19,241)	(17,544)	7,138	816	47,613	451	(9,234)	(794)	29,263	(92)	745	1,610	18,350	543	(9,979)			816	47,613	451	(9,234)
Tax receivable agreement obligations to related parties		(114)		(114)				(114)	(2,913)	(3,519)	95	299	(2,913)	(3,519)	95	299							(2,913)	(3,519)	95	299
Due to/from affiliates			(3,769)	4,246	3,769	(4,246)							448	(2,667)	504	97	(448)	2,667	(504)	(97)
Net cash provided by (used in) operating activities	(28,781)	54,379	(40,390)	(22,015)	11,609	76,394	(28,781)	54,379	102,408	208,903	171,849	162,751	(4,945)	(8,288)	(5,443)	(942)	107,353	217,191	177,292	163,693			102,408	208,903	171,849	162,751
Investing activities
Purchases of property and equipment	(8,279)	(27,430)			(8,279)	(27,430)	(8,279)	(27,430)	(34,088)	(51,902)	(79,988)	(48,292)					(34,088)	(51,902)	(79,988)	(48,292)			(34,088)	(51,902)	(79,988)	(48,292)
Payments for acquisition, net of cash acquired		(59,013)				(59,013)		(59,013)	(39,758)	(39,422)	(251,464)	(76,250)					(39,758)	(39,422)	(251,464)	(76,250)			(39,758)	(39,422)	(251,464)	(76,250)
Purchases of Emdeon Inc	(1,943,218)		(1,597,220)		(345,998)		(1,943,218)									(11)				11
Investment in subsidiaries, net				21,866											(80,000)						80,000
Other											(3,000)	1,300			(3,000)					1,300					(3,000)	1,300
Net cash provided by (used in) investing activities	(1,951,497)	(86,443)	(1,597,220)	21,866	(354,277)	(86,443)	(1,951,497)	(86,443)	(73,846)	(91,324)	(334,452)	(123,242)			(83,000)	(11)	(73,846)	(91,324)	(331,452)	(123,231)	80,000		(73,846)	(91,324)	(334,452)	(123,242)
Financing activities
Proceeds from issuance of stock	863,245		863,245				863,245				306	147,964			306	145,165				2,799					306	147,964
Distributions to Emdeon Inc., net						(21,866)
Repurchase of Class A common stock		(317)				(317)		(317)								(1,586)										(1,586)
Repurchase of Units of EBS Master LLC																(5,373)										(5,373)
Proceeds from Term Loan Facility	1,185,114	70,351	25,332	(207)	1,159,782	70,558	1,185,114	70,351
Debt principal payments	(942,138)	(6,312)		(135)	(942,138)	(6,177)	(942,138)	(6,312)	(4,275)	(10,128)	(11,423)	(29,203)		(3,716)	(3,624)	(5,653)	(4,275)	(6,412)	(7,799)	(23,550)			(4,275)	(10,128)	(11,423)	(29,203)
Proceeds from Revolving Facility	25,000				25,000		25,000
Repayment of assumed debt obligations											(35,254)	(200)							(35,254)	(200)					(35,254)	(200)
Proceeds from Senior Notes	729,375		729,375				729,375
Payments on Revolving Facility	(10,000)				(10,000)	(15,000)	(10,000)	(15,000)				(10,000)								(10,000)						(10,000)
Capital contribution from Emdeon Inc.																138			80,000	(138)	(80,000)
Payment of loan costs		(2,060)		(34)		(2,026)		(2,060)
Payment of debt issue costs	(35,901)		(5,871)		(30,030)		(35,901)
Capital contributions from stockholders																				203						203
Proceeds from incremental term loan											97,982								97,982						97,982
Other	(2,868)	(135)	(2,800)		(68)	(135)	(2,868)	(135)	(1,015)	(263)	(1,819)	(7,549)	395	925			(1,410)	(1,188)	(1,819)	(793)			(1,015)	(263)	(1,819)	(793)
Net cash provided by (used in) financing activities	1,811,827	46,527	1,609,281	(376)	202,546	25,037	1,811,827	46,527	(5,290)	(10,391)	49,792	101,012	395	(2,791)	(3,318)	132,691	(5,685)	(7,600)	133,110	(31,679)	(80,000)		(5,290)	(10,391)	49,792	101,012
Net increase (decrease) in cash and cash equivalents	(168,451)	14,463	(28,329)	(525)	(140,122)	14,988	(168,451)	14,463	23,272	107,188	(112,811)	140,521	(4,550)	(11,079)	(91,761)	131,738	27,822	118,267	(21,050)	8,783			23,272	107,188	(112,811)	140,521
Cash and cash equivalents at beginning of period	206,376	37,925	28,901	572	177,475	37,353	206,376	37,925	99,188	99,188	211,999	71,478	39,980	39,980	131,741	3	59,208	59,208	80,258	71,475			99,188	99,188	211,999	71,478
Cash and cash equivalents at end of period	$ 37,925	$ 52,388	$ 572	$ 47	$ 37,353	$ 52,341	$ 37,925	$ 52,388	$ 122,460	$ 206,376	$ 99,188	$ 211,999	$ 35,430	$ 28,901	$ 39,980	$ 131,741	$ 87,030	$ 177,475	$ 59,208	$ 80,258			$ 122,460	$ 206,376	$ 99,188	$ 211,999

Subsequent Event (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events [Line Items]
Interest rate swap agreements, maturity date	February 2017
Interest rate swap agreements, notional amounts	$ 640,000	$ 0	$ 240,720
Interest payments on hedged portion of term loan facility, percentage	7.15%
Interest Rate Swap One
Subsequent Events [Line Items]
Interest rate swap agreements, notional amounts	320,000
Interest Rate Swap Two
Subsequent Events [Line Items]
Interest rate swap agreements, notional amounts	160,000
Interest Rate Swap Three
Subsequent Events [Line Items]
Interest rate swap agreements, notional amounts	$ 160,000

Supplemental Condensed Consolidating Financial Information (Condensed Consolidating Statement Of Comprehensive Income (Loss)) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2011 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Jun. 30, 2012 Emdeon Inc.	Jun. 30, 2011 Emdeon Inc. Predecessor	Jun. 30, 2011 Emdeon Inc. Predecessor	Nov. 01, 2011 Emdeon Inc. Predecessor	Dec. 31, 2010 Emdeon Inc. Predecessor	Dec. 31, 2009 Emdeon Inc. Predecessor	Dec. 31, 2011 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Jun. 30, 2012 Guarantor Subsidiaries	Jun. 30, 2011 Guarantor Subsidiaries Predecessor	Jun. 30, 2011 Guarantor Subsidiaries Predecessor	Nov. 01, 2011 Guarantor Subsidiaries Predecessor	Dec. 31, 2010 Guarantor Subsidiaries Predecessor	Dec. 31, 2009 Guarantor Subsidiaries Predecessor	Dec. 31, 2011 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Jun. 30, 2012 Consolidating Adjustments	Jun. 30, 2011 Consolidating Adjustments Predecessor	Jun. 30, 2011 Consolidating Adjustments Predecessor	Nov. 01, 2011 Consolidating Adjustments Predecessor	Dec. 31, 2010 Consolidating Adjustments Predecessor	Dec. 31, 2009 Consolidating Adjustments Predecessor	Dec. 31, 2011 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2012 Consolidated	Jun. 30, 2011 Consolidated Predecessor	Jun. 30, 2011 Consolidated Predecessor	Nov. 01, 2011 Consolidated Predecessor	Dec. 31, 2010 Consolidated Predecessor	Dec. 31, 2009 Consolidated Predecessor
Comprehensive Income Loss [Line Items]
Net income	$ (16,693)	$ (35,392)	$ (52,927)	$ 9,228	$ 16,503	$ (19,582)	$ 33,167	$ 14,003	$ (16,693)	$ (35,392)	$ (52,927)	$ 5,801	$ 10,194	$ (24,691)	$ 19,546	$ 9,581	$ 3,791	$ (12,029)	$ (7,741)	$ 14,912	$ 27,423	$ 21,591	$ 56,667	$ 18,861	$ (3,791)	$ 12,029	$ 7,741	$ (11,485)	$ (21,114)	$ (16,482)	$ (43,046)	$ (14,439)	$ (16,693)	$ (35,392)	$ (52,927)	$ 9,228	$ 16,503	$ (19,582)	$ 33,167	$ 14,003
Other comprehensive income (loss):
Other comprehensive income amortization net of taxes				832	1,643	2,762	5,062	6,985												832	1,643															832	1,643
Changes in fair value of interest rate swap, net of taxes		(4,192)	(2,334)				5,841	8,688		(4,192)	(2,334)																							(4,192)	(2,334)
Foreign currency translation adjustment	(194)	40	234	3	(5)	101	91	25										40	234	3	(5)													40	234	3	(5)
Equity in other comprehensive earnings										40	234	656	1,289													(40)	(234)	(656)	(1,289)
Other comprehensive income (loss)	(194)	(4,152)	(2,100)	835	1,638	2,863	10,994	15,698		(4,152)	(2,100)	656	1,289					40	234	835	1,638					(40)	(234)	(656)	(1,289)					(4,152)	(2,100)	835	1,638
Total comprehensive income (loss)	(16,887)	(39,544)	(55,027)	10,063	18,141	(16,719)	44,161	29,701		(39,544)	(55,027)	6,457	11,483					(11,989)	(7,507)	15,747	29,061					11,989	7,507	(12,141)	(22,403)					(39,544)	(55,027)	10,063	18,141
Comprehensive income attributable to noncontrolling interest				3,606	6,658	(5,719)	(15,979)	(7,917)													6,658							3,606								3,606	6,658
Comprehensive income (loss) attributable to Emdeon Inc.	$ (16,887)	$ (39,544)	$ (55,027)	$ 6,457	$ 11,483	$ (22,438)	$ 28,182	$ 21,784				$ 6,457	$ 11,483							$ 15,747	$ 22,403							$ (15,747)	$ (22,403)							$ 6,457	$ 11,483